As filed with the Securities and Exchange Commission on June 30, 2003

                                                      1933 Act Reg. No. 33-21969
                                                     1940 Act File No. 811-05534
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A
                       ----------------------------------

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [X]
                         POST-EFFECTIVE AMENDMENT NO. 23                    [X]

                                       and

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
                                AMENDMENT NO. 26                            [X]

                        ---------------------------------

                           AHA Investment Funds, Inc.
                                  (Registrant)

                      190 South LaSalle Street, Suite 2800
                             Chicago, Illinois 60603


                        Telephone Number: (800) 445-1341

Savitri Pai, Esq.                             Alan Goldberg
AHA Investment Funds, Inc.                    Bell, Boyd & Lloyd LLC
190 South LaSalle Street, Suite 2800          Three First National Plaza, #3300
Chicago, Illinois  60603                      Chicago, Illinois 60602

                              (Agents for Service)

                          ----------------------------

                 Amending Parts A, B, and C and filing Exhibits.


                   It is proposed that this filing will become effective:

                        X   immediately upon filing pursuant to rule 485(b)
                       ---
                       ---   on _________________ pursuant to rule 485(b)
                       ---   60 days after filing pursuant to rule 485(a)(1)
                       ---   on _________________ pursuant to rule 485(a)(1)
                       ---   75 days after filing pursuant to rule 485(a)(2)
                       ---   on _________________ pursuant to rule 485(a)(2)


-------------------------------------------------------------------------------
                                EXPLANATORY NOTE

This Post-Effective Amendment No. 23 to the Registration Statement contains Prospectuses and a Statement of Additional Information describing AHA Limited Maturity Fixed Income Fund, AHA Full Maturity Fixed Income Fund, AHA Balanced Fund, AHA Diversified Equity Fund, AHA U.S. Growth Equity Fund and AHA International Core Equity Fund (together, the "AHA Funds"). The Registration Statement is organized as follows: (a) Class A Prospectus relating to the AHA Funds; (b) Class I and Class IS Prospectus relating to the AHA Funds; and (c) Statement of Additional Information relating to AHA Funds. No changes to the Prospectuses or Statement of Additional Information to the other series of AHA Investment Funds, Inc. included in Post-Effective Amendment No. 22 to the Registration Statement are affected hereby.








                           AHA INVESTMENT FUNDS, INC.
                     AHA LIMITED MATURITY FIXED INCOME FUND
                       AHA FULL MATURITY FIXED INCOME FUND
                                AHA BALANCED FUND
                           AHA DIVERSIFIED EQUITY FUND
                           AHA U.S. GROWTH EQUITY FUND
                       AHA INTERNATIONAL CORE EQUITY FUND



        SUPPLEMENT DATED JUNE 30, 2003 TO PROSPECTUS DATED JUNE 30, 2003

     Shares of AHA U.S. Growth Equity Fund and AHA International Core Equity Fund are not currently available for purchase as these Funds have not yet commenced operations.


                           AHA INVESTMENT FUNDS, INC.
                     AHA LIMITED MATURITY FIXED INCOME FUND
                       AHA FULL MATURITY FIXED INCOME FUND
                                AHA BALANCED FUND
                           AHA DIVERSIFIED EQUITY FUND
                           AHA U.S. GROWTH EQUITY FUND
                       AHA INTERNATIONAL CORE EQUITY FUND


                                 CLASS A SHARES



                               P R O S P E C T U S
                                  June 30, 2003







                      190 South LaSalle Street, Suite 2800
                             Chicago, Illinois 60603
                                 1-800-445-1341

                                 ---------------



Be sure to read this prospectus before you invest and retain it for future reference. This prospectus presents essential facts about the Funds, including investment strategies, management fees and services available to you as an investor.

The Securities and Exchange Commission has not approved or disapproved any of the Funds' shares or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                 ---------------



                                TABLE OF CONTENTS
                                                                            Page



INVESTMENTS, RISKS AND PERFORMANCE.............................................1
         AHA LIMITED MATURITY FIXED INCOME FUND................................2
         AHA FULL MATURITY FIXED INCOME FUND...................................5
         AHA BALANCED FUND.....................................................8
         AHA DIVERSIFIED EQUITY FUND..........................................11
         AHA U.S. GROWTH EQUITY FUND..........................................14
         AHA INTERNATIONAL CORE EQUITY FUND...................................15
PRINCIPAL RISK CONSIDERATIONS.................................................17
ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS.................................19
FEES AND EXPENSES.............................................................19
SHAREHOLDER INFORMATION.......................................................21
         Pricing of Fund Shares...............................................21
         Investment Minimums..................................................21
         How to Buy Shares....................................................21
         Sales Charges........................................................24
         How to Exchange Shares...............................................25
         How to Sell Shares...................................................27
         Policy on Trading of Fund Shares.....................................29
         Automatic Redemption of Small Accounts...............................29
         Reporting to Shareholders............................................30
         Distribution and Service Fees........................................30
MANAGEMENT OF THE FUNDS.......................................................31
         Investment Adviser...................................................31
         Investment Managers..................................................32
DIVIDENDS, DISTRIBUTIONS AND TAXES............................................37
FINANCIAL HIGHLIGHTS..........................................................40
Past Performance of KCM......................................................A-1
Past Performance of Pyrford..................................................B-1

                       INVESTMENTS, RISKS AND PERFORMANCE

     Each Fund is a series of AHA Investment Funds, Inc. (the "Funds"). The Funds are designed to provide investors with a broad range of investment choices and strategies and offer three classes of shares, Class A Shares, Class I Shares and Institutional Servicing Class Shares. This prospectus describes Class A Shares, which are offered through broker/dealers and financial institutions who hold such shares for the benefit of their customers, and to professionals and organizations engaged in the healthcare industry, including (but not limited to) employee benefit plans, pension and profit-sharing plans and hospital insurance funds of such organizations. Class I Shares and Institutional Servicing Class Shares are currently offered only to participants in the American Hospital
Associate Investment Program, member hospitals of the American Hospital Association ("AHA"), as well as their affiliated organizations and organizations within the healthcare industry, including (but not limited to) employee benefit plans, pension and profit-sharing plans and hospital insurance funds of such investors and are offered through a separate prospectus.

     The following Fund summaries identify each Fund's investment objective and principal investment strategies. Other investment strategies and techniques are described in the Statement of Additional Information.


                     AHA LIMITED MATURITY FIXED INCOME FUND

Investment Objective

The Fund seeks to provide a high level of current income, consistent with the preservation of capital and liquidity.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes (at market value at the time of purchase) in: (i) fixed income securities that the U.S. Government, its agents or instrumentalities issue or guarantee, and (ii) money market instruments and non-convertible fixed income securities of other issuers having one of the three highest ratings of either Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation, a division of The McGraw-Hill Companies ("S&P").

The dollar-weighted average maturity of the Fund is normally less than three years. In no event will the dollar-weighted average maturity of the Fund exceed five years. There is no limit on the maturities of individual securities. The Fund's Investment Manager determines which securities to purchase or sell and adjusts the Fund's average maturity based upon a variety of factors aimed at controlling risk while seeking to capture market opportunities. These factors include an analysis of interest rates and yields, the quality of particular securities, and the comparative risks and returns of alternative investments.

The Fund's Investment Manager may sell a security if the security's creditworthiness or rating has deteriorated. However, as long as a security continues to meet the Fund's other criteria, the Fund's Investment Manager is not required to sell a security if the security's rating or credit quality deteriorates after its purchase.

Principal Investment Risks

The principal risks of investing in the Fund are listed below.

o    Credit Risk

o    Interest Rate Risk

o    Prepayment Risk

o    Management Risk

Please see "Principal Risk Considerations" following the Fund summaries for a description of these and other risks that may be applicable to your investment.

Performance

     The bar chart below shows the changes in the Fund's performance from year to year. When you consider the Fund's performance information, please remember that past performance is not necessarily an indication of how the Fund will perform in the future.

     Fund performance may be materially different by the time you receive this prospectus. For more current performance information, call 1-800-445-1341.

Year-by-Year Total Returns (as of 12/31 each year)
Class I Shares(1)

1992:   3.59%
1993:   4.96%
1994:   0.33%
1995:  10.54%
1996:   4.09%
1997:   5.93%
1998:   6.31%
1999:   2.75%
2000:   7.61%
2001:   8.19%
2002:   5.44%

During the periods included in this bar chart, the highest and lowest quarterly returns were 3.22% and -0.69%, respectively, for the quarters ended March 1995 and March 1992. The year-to-date total return as of March 31, 2003 was 0.79% for Class I Shares.

(1) Because Class A Shares have been offered to the public for less than a calendar year, the information provided in the bar chart represents only the performance of Class I Shares, one of the Fund's other classes of shares, which are offered to institutional investors by a separate prospectus. Class A Shares and Class I Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. However, because the classes do not have the same expenses, the expense ratio and the average annual total return of Class A Shares will differ from the Class I Shares.

     The table on the next page compares the Fund's average annual total returns (before and after taxes) and the change in value of a broad measure of market performance over various periods ended December 31, 2002. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund's Class I Shares. The Fund's "Return After Taxes on Distributions"
shows the effect of taxable distributions (dividends and capital gain distributions), but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment in shares of the Fund. The Fund's "Return After Taxes on Distributions and Sale of Fund Shares" shows the effect both of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

     After-tax returns are calculated using the highest individual federal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not include the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than the "Return Before Taxes" because you are assumed to be able to use any capital loss on the sale of Fund shares to offset other taxable capital gains. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt.


Average Annual Total Returns (for periods ended 12/31/02)
Class I Shares(1)
All returns reflect reinvested dividends.

                                                     1 Year   5 Years   10 Years
                                                     ------   -------   --------
Limited Maturity Fixed Income Fund
     Return Before Taxes                              5.44%   6.04%     5.58%
     Return After Taxes on Distributions              4.11%   3.94%     3.33%
     Return After Taxes on Distributions
     and Sale of Fund Shares                          3.31%   3.63%     3.35%

Merrill Lynch 1-3 Year Treasury Index2                6.03%   6.47%     6.07%
Lehman Brothers Government 1-3 Year Index(2)          6.01%   6.51%     6.01%
(reflects no deduction for fees, expenses or taxes)


(1) Because Class A Shares have been offered to the public for less than a calendar year, the information provided in the table represents only the performance of Class I Shares, one of the Fund's other classes of shares, which are offered to institutional investors by a separate prospectus. Class A Shares and Class I Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. However, because the classes do not have the same expenses, the expense ratio and the average annual total return of Class A Shares will differ from the Class I Shares.

(2) Performance was previously compared against the Lehman Brothers Government 1-3 Year Index but was changed to the Merrill Lynch 1-3 Year Treasury Index because it is a more appropriate benchmark. The Merrill Lynch 1-3 Year Treasury Index is a subset of the Merrill Lynch Treasury Master Index. The maturity range on these securities is from one to three years. This index is available on a monthly basis in price-only and total return versions. The value was set at 100 on 12/31/1975. The Lehman Brothers Government 1-3 Year Index is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included. Lehman Brothers Government 1-3 Year Index is a trademark of Lehman Brothers, Inc.


                       AHA FULL MATURITY FIXED INCOME FUND

Investment Objective

The Fund seeks to provide the highest level of income consistent with long-term preservation of capital.

Principal Investment Strategies

The Fund uses multiple Investment Managers that each use distinct investment strategies to achieve the Fund's investment objective.

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes (at market value at the time of purchase) in: (i) fixed income securities that the U.S. Government, its agents or instrumentalities issue or guarantee, and (ii) money market instruments and non-convertible fixed income securities of other issuers having one of the three highest ratings of Moody's or S&P. The Fund may invest up to 20% of its total assets at the time of purchase in securities that Moody's rates Baa or S&P rates BBB or which, if not rated, the Fund's Investment Managers determine are of comparable quality.

The Fund has no minimum or maximum maturity for the securities it may purchase. The Fund's Investment Managers may vary the average maturity of the Fund's assets substantially and make buy and sell decisions based upon their individual analysis of prevailing interest rates and yields, the quality and value of particular securities, and the comparative risks and returns of alternative investments.

The Fund's Investment Managers may sell a portfolio holding if the security's creditworthiness or rating has deteriorated. However, so long as a security continues to meet the Fund's other criteria, the Fund's Investment Manager is not required to sell a security if the security's rating or credit quality deteriorates after its purchase.

Principal Investment Risks

The principal risks of investing in the Fund are listed below.

o    Credit Risk

o    Interest Rate Risk

o    Prepayment Risk

o    Management Risk

Please see "Principal Risk Considerations" following the Fund summaries for a description of these and other risks that may be applicable to your investment.


Performance

     The bar chart below shows the changes in the Fund's performance from year to year. When you consider the Fund's performance information, please remember that past performance is not necessarily an indication of how the Fund will perform in the future.

         Fund performance may be materially different by the time you receive this prospectus. For more current performance information, call 1-800-445-1341.

Year-by-Year Total Returns (as of 12/31 each year)
Class I Shares1

[BAR CHART]

1992   5.70%
1993  11.11%
1994  -3.74%
1995  17.18%
1996   2.24%
1997   9.36%
1998   8.11%
1999  -1.48%
2000  10.72%
2001   7.97%
2002   8.84%

During the periods included in this bar chart, the highest and lowest quarterly returns were 5.88% and -3.11%, respectively, for the quarters ended June 1995 and March 1994. The year-to-date total return as of March 31, 2003 was 1.53% for Class I Shares.

(1) Because Class A Shares have been offered to the public for less than a calendar year, the information provided in the bar chart represents only the performance of Class I Shares, one of the Fund's other classes of shares, which are offered to institutional investors by a separate prospectus. Class A Shares and Class I Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. However, because the classes do not have the same expenses, the expense ratio and the average annual total return of Class A Shares will differ from the Class I Shares.

     The table on the next page compares the Fund's average annual total returns (before and after taxes) and the change in value of a broad measure of market performance over various periods ended December 31, 2002. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund's Class I Shares. The Fund's "Return After Taxes on Distributions"
shows the effect of taxable distributions (dividends and capital gain distributions), but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment in shares of the Fund. The Fund's "Return After Taxes on Distributions and Sale of Fund Shares" shows the effect both of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

     After-tax returns are calculated using the highest individual federal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not include the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than the "Return Before Taxes" because you are assumed to be able to use any capital loss on the sale of Fund shares to offset other taxable capital gains. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt.


Average Annual Total Returns (for periods ended 12/31/02)
Class I Shares(1)
All returns reflect reinvested dividends.

                                                    1 Year     5 Years  10 Years
                                                    ------     -------  --------
Full Maturity Fixed Income Fund
     Return Before Taxes                             8.84%     6.74%    6.86%
     Return After Taxes on Distributions             6.88%     4.32%    4.14%
     Return After Taxes on Distributions
     and Sale of Fund Shares                         5.35%     4.06%    4.12%

Lehman Brothers Government/Corporate(2)
     Intermediate Total Return Index                 9.82%     7.48%    7.07%
Lehman Brothers Aggregate Bond Index2                10.27%    7.54%    7.51%
(reflects no deduction for fees, expenses or taxes)

(1) Because Class A Shares have been offered to the public for less than a calendar year, the information provided in the table represents only the performance of Class I Shares, one of the Fund's other classes of shares, which are offered to institutional investors by a separate prospectus. Class A Shares and Class I Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. However, because the classes do not have the same expenses, the expense ratio and the average annual total return of Class A Shares will differ from the Class I Shares.

(2) Performance was previously compared against the Lehman Brothers Aggregate Bond Index but was changed to the Lehman Brothers Government/Corporate Intermediate Total Return Index because it is a more appropriate benchmark. The Lehman Brothers Government/Corporate Intermediate Total Return Index is a total return index consisting of investment grade corporate debt issues, as well as debt issues of U.S. government agencies and the U.S. Treasury. The debt issues all maintain maturities within a range of one to ten years. The Lehman Brothers Aggregate Bond Index is an unmanaged index generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities. The Lehman Brothers Aggregate Bond Index and the Lehman Brothers Government/Corporate Intermediate Total Return Index are trademarks of Lehman Brothers, Inc.


                                AHA BALANCED FUND

Investment Objective

The Fund seeks to provide a combination of growth of capital and income.

Principal Investment Strategies

The Fund uses multiple Investment Managers to obtain expertise in both the equity and fixed-income markets to achieve the Fund's investment objective.

Under normal circumstances, the Fund invests no more than 75% of its net assets (at market value at the time of purchase) in common stocks that the Fund's Investment Managers believe offer long-term growth and/or income potential and at least 25% of its net assets in fixed income securities, some of which may be convertible into common stocks. Fixed income investments may include U.S. Government Securities, non-convertible debt of "investment grade" quality (e.g., that Moody's has rated Baa or higher or S&P has rated BBB or higher) and money market instruments. The Fund has no restrictions on market capitalization.

The Fund's Investment Managers pursue the Fund's objectives in a way that seeks to reduce the magnitude and rapidity of short term movements in the net asset value of its shares. For the fixed income portion of the Fund, the Fund's
Investment Managers may vary the average maturity of the Fund's assets substantially and make buy and sell decisions based upon their individual analysis of prevailing interest rates and yields, the quality and value of particular securities, and the comparative risks and returns of alternative investments. The Fund has no restrictions concerning the minimum or maximum maturity of its fixed income investments.

For the equity portion of the Fund, the investment strategies of the Fund's Investment Managers will differ, but typically will emphasize securities that have one or more of the following characteristics:

o prices they believe are significantly below the intrinsic value of the company;

o    favorable prospects for earnings growth;

o    above average return on equity and dividend yield; and

o    sound overall financial condition of the issuer.

An Investment Manager may determine to sell a security when its target value is realized, its earnings deteriorate, changing circumstances affect the original reasons for a security's purchase, or more attractive investment alternatives are identified.

Principal Investment Risks

The principal risks of investing in the Fund are listed below.

o    Market Risk

o    Credit Risk

o    Interest Rate Risk

o    Prepayment Risk

o    Management Risk

Please see "Principal Risk Considerations" following the Fund summaries for a description of these and other risks that may be applicable to your investment.

Performance

     The bar chart below shows the changes in the Fund's performance from year to year. When you consider the Fund's performance information, please remember that past performance is not necessarily an indication of how the Fund will perform in the future.

     Fund performance may be materially different by the time you receive this prospectus. For more current performance information, call 1-800-445-1341.

Year-by-Year Total Returns (as of 12/31 each year)
Class I Shares1

[BAR CHART]
1992    5.06%
1993   10.76%
1994   -1.93%
1995   25.02%
1996   18.05%
1997   24.45%
1998    8.83%
1999   15.43%
2000    1.61%
2001    1.27%
2002  -11.18%

During the periods included in this bar chart, the highest and lowest quarterly returns were 12.71% and -9.96%, respectively, for the quarters ended December 1998 and September 2002. The year-to-date total return as of March 31, 2003 was -2.84% for Class I Shares.

(1) Because Class A Shares have been offered to the public for less than a calendar year, the information provided in the bar chart represents only the performance of Class I Shares, one of the Fund's other classes of shares, which are offered to institutional investors by a separate prospectus. Class A Shares and Class I Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. However, because the classes do not have the same expenses, the expense ratio and the average annual total return of Class A Shares will differ from the Class I Shares.

     The table on the next page compares the Fund's average annual total returns (before and after taxes) and the change in value of a broad measure of market performance over various periods ended December 31, 2002. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund's Class I Shares. The Fund's "Return After Taxes on Distributions"
shows the effect of taxable distributions (dividends and capital gain distributions), but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment in shares of the Fund. The Fund's "Return After Taxes on Distributions and Sale of Fund Shares" shows the effect both of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

     After-tax returns are calculated using the highest individual federal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not include the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than the "Return Before Taxes" because you are assumed to be able to use any capital loss on the sale of Fund shares to offset other taxable capital gains. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt.

Average Annual Total Returns (for periods ended 12/31/02)
Class I Shares(1)
All returns reflect reinvested dividends.
                                                     1 Year  5 Years   10 Years
                                                     ------  -------   --------
Balanced Fund
     Return Before Taxes                            -11.18%   2.80%     8.64%
     Return After Taxes on Distributions            -11.65%  -1.51%     4.39%
     Return After Taxes on Distributions
     and Sale of Fund Shares                         -6.88%   1.92%     5.33%

S&P 500(R)Stock Index2                              -22.10%  -0.57%     9.34%
(reflects no deduction for fees, expenses or taxes)

Lehman Brothers Aggregate Bond Index(2)              10.27%   7.54%     7.51%
(reflects no deduction for fees, expenses or taxes)

(1) Because Class A Shares have been offered to the public for less than a calendar year, the information provided in the table represents only the performance of Class I Shares, one of the Fund's other classes of shares, which are offered to institutional investors by a separate prospectus. Class A Shares and Class I Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. However, because the classes do not have the same expenses, the expense ratio and the average annual total return of Class A Shares will differ from the Class I Shares.

(2) The S&P 500(R) Stock Index is a broad market-weighted average of U.S. blue-chip companies. The Lehman Brothers Aggregate Bond Index is an unmanaged index generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities. S&P 500(R) Stock Index is a registered trademark of McGraw-Hill, Inc. The Lehman Brothers Aggregate Bond Index is a trademark of Lehman Brothers, Inc.


                           AHA DIVERSIFIED EQUITY FUND

Investment Objective

The Fund seeks to provide long-term capital growth.

Principal Investment Strategies

The Fund uses multiple Investment Managers that each use distinct investment styles and research techniques to achieve the Fund's investment objective.

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes (at market value at the time of purchase) in common stocks that are diversified among various industries and market sectors. The Fund may also invest up to 20% of its net assets at the time of purchase in fixed income securities, including money market instruments having one of the three highest ratings of Moody's or S&P. The Fund has no restrictions on market capitalization.

The investment strategies of the Fund's Investment Managers will differ, but typically will emphasize securities that have one or more of the following characteristics:

o prices they believe to be significantly below the intrinsic value of the company;

o    favorable prospects for earnings growth;

o    above average return on equity and dividend yield; and

o    sound overall financial condition of the issuer.

An Investment Manager may determine to sell a security when its target value is realized, its earnings deteriorate, changing circumstances affect the original reasons for a security's purchase, or more attractive investment alternatives are identified.

Principal Investment Risks

The principal risks of investing in the Fund are listed below.

o    Market Risk

o    Credit Risk

o    Interest Rate Risk

o    Prepayment Risk

o    Management Risk

Please see "Principal Risk Considerations" following the Fund summaries for a description of these and other risks that may be applicable to your investment.

Performance

     The bar chart below shows the changes in the Fund's performance from year to year. When you consider the Fund's performance information, please remember that past performance is not necessarily an indication of how the Fund will perform in the future.

     Fund performance may be materially different by the time you receive this prospectus. For more current performance information, call 1-800-445-1341.

Year-by-Year Total Returns (as of 12/31 each year)
Class I Shares1

[BAR CHART]

1992   9.51%
1993  10.02%
1994  -0.39%
1995  33.73%
1996  23.35%
1997  33.64%
1998  16.67%
1999  20.98%
2000  -2.92%
2001  -2.05%
2002 -19.59%

During the periods included in this bar chart, the highest and lowest quarterly returns were 20.91% and -17.30%, respectively, for the quarters ended December 1998 and September 2002. The year-to-date total return as of March 31, 2003 was -4.46% for Class I Shares.

(1) Because Class A Shares have been offered to the public for less than a calendar year, the information provided in the bar chart represents only the performance of Class I Shares, one of the Fund's other classes of shares, which are offered to institutional investors by a separate prospectus. Class A Shares and Class I Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. However, because the classes do not have the same expenses, the expense ratio and the average annual total return of Class A Shares will differ from the Class I Shares.

     The table on the next page compares the Fund's average annual total returns (before and after taxes) and the change in value of a broad measure of market performance over various periods ended December 31, 2002. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund's Class I Shares. The Fund's "Return After Taxes on Distributions"
shows the effect of taxable distributions (dividends and capital gain distributions), but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment in shares of the Fund. The Fund's "Return After Taxes on Distributions and Sale of Fund Shares" shows the effect both of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period. After-tax returns are calculated using the highest individual federal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not include the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than the "Return Before Taxes" because you are assumed to be able to use any capital loss on the sale of Fund shares to offset other taxable capital gains. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt.


Average Annual Total Returns (for periods ended 12/31/02)
Class I Shares(1)
All returns reflect reinvested dividends.
                                                     1 Year    5 Years  10 Years
                                                     ------    -------  --------
Diversified Equity Fund
     Return Before Taxes                             -19.59%   1.54%    10.06%
     Return After Taxes on Distributions             -19.80%  -1.28%     7.15%
     Return After Taxes on Distributions
     and Sale of Fund Shares                         -12.14%   1.68%     6.43%

S&P 500(R)Stock Index2                               -22.10%  -0.57%     9.34%
(reflects no deduction for fees, expenses or taxes)

Russell 1000(R)Value Index(2)                        -15.52%   1.16%    10.80%
(reflects no deduction for fees, expenses or taxes)

(1) Because Class A Shares have been offered to the public for less than a calendar year, the information provided in the table represents only the performance of Class I Shares, one of the Fund's other classes of shares, which are offered to institutional investors by a separate prospectus. Class A Shares and Class I Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. However, because the classes do not have the same expenses, the expense ratio and the average annual total return of Class A Shares will differ from the Class I Shares.

(2) The S&P 500(R) Stock Index is a broad market-weighted average of U.S. blue-chip companies. The Russell 1000(R) Value Index measures the performance of those Russell 1000(R) companies with lower price-to-book ratios and lower forecasted growth values. S&P 500(R) Stock Index is a registered trademark of McGraw-Hill, Inc. Russell 1000(R) Value Index is a registered trademark of The Frank Russell Company.


                           AHA U.S. GROWTH EQUITY FUND

Investment Objective

The Fund seeks long-term capital appreciation.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes (at market value at the time of purchase) in the common stocks of U.S. issuers, but may also invest up to 10% of its net assets at the time of purchase in the common stocks of non-U.S. companies. The Fund may also invest up to 20% of its net assets at the time of purchase in fixed income securities, including money market instruments, having one of the three highest ratings of Moody's or S&P.

The Fund typically will invest in a security of a company that has one or more of the following characteristics:

o    a market capitalization of at least $5 billion at the time of investment;
o superior earnings growth prospects (relative to companies in the same industry or the market as a whole);
o    high profitability;
o    superior management; and
o    a sustainable competitive advantage.

The Investment Manager may determine to sell a security when its target value is realized, its earnings deteriorate, changing circumstances affect the original reasons for a security's purchase, or it identifies more attractive investment alternatives.

Principal Investment Risks

The principal risks of investing in the Fund are listed below.

o    Market Risk
o    Growth Securities Risk
o    Credit Risk
o    Interest Rate Risk
o    Prepayment Risk
o    Foreign Securities Risk
o    Management Risk

Please see "Principal Risk Considerations" following the Fund summaries for a description of these and other risks that may be applicable to your investment.

Performance

     Performance information for the Fund has not been presented because the Fund had not commenced operations and therefore had not been in operation for a full calendar year.


                       AHA INTERNATIONAL CORE EQUITY FUND

Investment Objective

The Fund seeks to provide long-term capital appreciation.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes (at market value at the time of purchase), in the common stock and depository receipts of foreign issuers domiciled in developed countries within Europe, Australia and the Far East. The Fund also may invest up to 20% of its net assets in fixed income securities, including money market instruments having one of the three highest ratings of Moody's or S&P.

The Fund buys and sells foreign currencies to enable it to purchase and sell securities in markets outside the U.S. The Fund may use other hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular markets. These strategies, commonly called derivatives, involve the use of financial instruments the values of which depend on, or are derived from, the value of an underlying security, index or currency. Although the Fund may engage in foreign currency hedge transactions to help reduce risk, those transactions may not be effective or appropriate in particular situations, nor will they protect against declines in security values.

The Fund typically will invest in the securities of a company that the Investment Manager believes has one or more of the following characteristics:

o    a leader in its industry on a global, regional or local basis;
o consistent and superior earnings growth (relative to companies in the same industry or the market as a whole);
o    high profitability;
o    superior management; and
o    sustainable competitive advantage.

The Investment Manager may determine to sell a security when its target value is realized, its earnings deteriorate, changing circumstances affect the original reasons for a security's purchase, or it identifies more attractive investment alternatives.


Principal Investment Risks

The principal risks of investing in the Fund are listed below.

o    Market Risk

o    Foreign Securities Risk

o    Currency Risk

o    Credit Risk

o    Interest Rate Risk

o    Prepayment Risk

o    Hedging Risk

o    Management Risk

Please see "Principal Risk Considerations" following the Fund summaries for a description of these and other risks that may be applicable to your investment.

Performance

     Performance information for the Fund has not been presented because the Fund had not commenced operations and therefore had not been in operation for a full calendar year.


                          PRINCIPAL RISK CONSIDERATIONS

     There is no guarantee that a Fund will be able to achieve its investment objective. The value of your investment in a Fund will change, which means that you may lose money by investing in any of the Funds. The principal risks of investing in the various Funds are summarized in the chart below.


------------------------ -------- -------- -------- ----------- ------ -------------
                          Limited   Full
                         Maturity Maturity                       U.S.
                           Fixed    Fixed           Diversified Growth International
                          Income    Income Balanced   Equity    Equity  Core Equity
------------------------ -------- -------- -------- ----------- ------ -------------
Credit Risk                  X        X       X        X          X          X
------------------------ -------- -------- -------- ----------- ------ -------------
Currency Risk                                                                X
------------------------ -------- -------- -------- ----------- ------ -------------
Foreign Securities Risk                                           X          X
------------------------ -------- -------- -------- ----------- ------ -------------
Growth Securities Risk                                            X
------------------------ -------- -------- -------- ----------- ------ -------------
Hedging/Derivatives Risk                                                     X
------------------------ -------- -------- -------- ----------- ------ -------------
Interest Rate Risk           X        X       X        X          X          X
------------------------ -------- -------- -------- ----------- ------ -------------
Management Risk              X        X       X        X          X          X
------------------------ -------- -------- -------- ----------- ------ -------------
Market Risk                                   X        X          X          X
------------------------ -------- -------- -------- ----------- ------ -------------
Prepayment Risk              X        X       X        X          X          X
------------------------ -------- -------- -------- ----------- ------ -------------


     Credit Risk - The risk that the issuer or the guarantor of a fixed income security or the counterparty to a derivative contract, repurchase agreement or loan of a security may not be able to meet its principal and/or interest payment obligations or otherwise to honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings.

     Currency Risk - The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies will negatively affect the values of the Fund's non-U.S. investments. The exchange rates between foreign currencies and the U.S. dollar fluctuate daily for many reasons, including changes in interest rates, currency controls or adverse political or economic developments.

     Foreign Securities Risk - The risk that the prices of foreign securities, including depository receipts that trade on U.S. markets may be more volatile than securities of U.S. issuers or securities that trade exclusively on U.S. markets due to limited availability of public information concerning foreign issuers, less securities regulation, less liquidity, exchange controls or exchange rate fluctuation, less favorable tax provisions, restrictions on currency transfer, expropriation, limits on repatriation of capital or other adverse political or economic developments. To the extent that a Fund focuses its investments in a particular currency or narrowly defined area, such as the Pacific Rim, it generally will have more exposure to regional economic risks associated with foreign investments because companies in those areas may share common characteristics and often are subject to similar business risks and regulatory burdens, and their securities may react similarly to economic, market, political or other developments.

     Growth Securities Risk - The risk that an investment in the equity securities of the companies that the Investment Manager believes will experience relatively rapid earnings growth may be volatile. The values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities. Growth stocks may not perform as well as other asset types during given periods.

     Hedging Risk - The risk that downward price changes in a security may result in a loss greater than the Fund's investment in the security. This risk exists through the use of certain securities or techniques (e.g., derivative securities or purchases on margin) that tend to magnify changes in an index or market.

     Interest Rate Risk - The risk that changing interest rates may adversely affect the value of an investment. With fixed-rate securities, an increase in prevailing interest rates typically causes the value of those securities to fall. Changes in interest rates will affect the value of longer-term fixed income securities more than shorter-term securities and lower quality securities more than higher quality securities.

     Management Risk The risk that the Investment Managers' security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. The Investment Managers' ability to choose suitable investments has a significant impact on each Fund's ability to achieve its investment objective. The Funds, with the exception of the Limited Maturity Fixed Income Fund, U.S. Growth Equity Fund and International Core Equity Fund use multiple Investment Managers. The use of multiple Investment Managers may also cause a high level of portfolio turnover, resulting in higher brokerage expenses and increased tax liability from the Fund's realization of capital gains.

     Market Risk - The risk that the value of securities will rise and fall due to factors affecting securities' markets. Market risk may affect a single issuer, a section of the economy, or the market as a whole. Equity securities generally have greater price volatility in response to company, market, economic or other news than fixed income securities.

     Prepayment Risk - The risk that issuers will prepay fixed-rate obligations when interest rates fall, forcing a fund to re-invest in obligations with lower interest rates than the original obligations.


                  ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS

     The investment objective of each Fund is fundamental and may not be changed by the board of directors of the Funds (the "Board of Directors") without shareholder approval.

Temporary Defensive Investments

     During periods of adverse market or economic conditions, the Balanced Fund, Diversified Equity Fund, U.S. Growth Equity Fund and International Core Equity Fund may temporarily invest all or a substantial portion of their assets in fixed income securities and money market instruments having one of the three highest ratings of Moody's or S&P, or may hold cash. Such a defensive position may prevent a Fund from meeting its investment objectives.

Portfolio Turnover

     There are no limits on portfolio turnover. Turnover may vary significantly from year to year. It is estimated that the portfolio turnover rates of the Limited Maturity Fixed Income Fund and the Full Maturity Fixed Income Fund will not exceed 350%. The turnover rates of these Funds reflect the effect of their policies to alter their maturity structures in response to market conditions. It is estimated that the turnover rate for the fixed income segment of the Balanced Fund will not exceed 200%, and its equity segment will not exceed 150%. The Balanced Fund's assets may be shifted between fixed income and equity securities, but it is estimated that overall portfolio turnover rate of this Fund will not exceed 200%. It is estimated that the portfolio turnover rate of the U.S. Growth Equity Fund, the International Core Equity Fund and the Diversified Equity Fund will not exceed 150%. Portfolio turnover may produce capital gains or losses that result in tax consequences for Fund investors. Portfolio turnover also increases transaction expenses, which reduces a Fund's return.

                                FEES AND EXPENSES

Below are the fees and expenses that you may pay if you buy and hold shares of a Fund.

Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases..........................5.00%*

Maximum Deferred Sales Charge (Load)......................................None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends ..............None

Exchange Fee .............................................................None

Redemption Fee ...........................................................None

* The initial sales charge declines based on the amount purchased according to the schedule set forth below under "Sales Charges."


Annual Fund Operating Expenses(1)
(expenses that are deducted from Fund assets)


---------------------------------------------------------------------------------------
                                                                        U.S.  Int'l
Expense                     Limited     Full              Diversified  Growth  Core
                            Maturity  Maturity  Balanced     Equity    Equity Equity
---------------------------------------------------------------------------------------
Management Fees(2)           0.50%     0.50%     0.75%       0.75%     0.75%  1.00%
---------------------------------------------------------------------------------------
Distribution (12b-1) Fees    0.25%     0.25%     0.25%       0.25%     0.25%  0.25%
---------------------------------------------------------------------------------------
Other Expenses               0.33%     0.69%     0.95%       0.38%     0.68%4 0.81%4
---------------------------------------------------------------------------------------
Total Annual Fund Operating  1.08%     1.44%     1.95%       1.38%     1.68%4 2.06%4
   Expenses(3)
---------------------------------------------------------------------------------------

(1) Expenses are based on amounts incurred by the Funds during the fiscal year ended June 30, 2002. However, "Other Expenses" of each Fund do not include certain expenses (including legal fees) related to restructuring each Fund as a feeder fund in a master-feeder structure that were incurred in the fiscal year ended June 30, 2002, but are not expected to be incurred in the current fiscal year. "Other Expenses" also include certain other expenses that were expected to be incurred under the master-feeder structure which were not incurred for the entire fiscal year ended June 30, 2002.

(2) The Fund pays CCM Advisors, LLC ("CCM Advisors"), the Fund's administrator, an administrative services fee of 0.065% of the Fund's average daily net assets, which is included in "Other Expenses."

(3) CCM Advisors has undertaken to reimburse each Fund to the extent that the total operating expenses exceed the levels indicated below:

                                                Expense Level
       Fund                            (as a % of average daily net assets)
       ----                            ------------------------------------
       Limited Maturity                           1.25%
       Full Maturity                              1.25%
       Balanced                                   1.75%
       Diversified Equity                         1.50%
       U.S. Growth Equity                         2.00%
       International Core Equity                  2.25%

     CCM Advisors or the Funds may terminate this undertaking at any time. Total operating expenses as shown in the table above do not include amounts that CCM Advisors anticipates it will reimburse the Fund pursuant to that undertaking. When CCM Advisors has reimbursed a Fund for expenses that exceed the levels shown above, CCM Advisors may recover the reimbursed amounts for a period that does not exceed three years, to the extent this can be done without exceeding the expense limits.

(4) Because the Fund is new, the amount shown for "other expenses" is the estimated amount that the Fund will incur.

Example: This example is intended to help you compare the cost of investing in a Fund with that of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that you earn a 5% return each year and that operating expenses remain the same. The example is for illustration only, your actual costs may be higher or lower then the amounts shown.


-------------------------------------------------------------------------------
                                                                U.S.    Int'l
Time Period        Limited     Full               Diversified  Growth   Core
                  Maturity   Maturity  Balanced     Equity     Equity   Equity
------------------------------------------------------------------------------
1 year                $110      $147       $198       $140      $171      $209
------------------------------------------------------------------------------
3 years               $343      $456       $612       $437      $530      $646
------------------------------------------------------------------------------
5 years               $595      $787     $1,052       $755       N/A        N/A
------------------------------------------------------------------------------
10 years            $1,317    $1,724     $2,275     $1,657      N/A        N/A
------------------------------------------------------------------------------

                             SHAREHOLDER INFORMATION

Pricing of Fund Shares

     Shares of the Funds are bought and sold at net asset value on each day the New York Stock Exchange ("NYSE") is open for regular session trading, that is not a bank holiday. Net asset value is determined by dividing the value of a Fund's securities and other assets, less liabilities, by the number of shares outstanding. The Funds calculate their net asset value at the close of the regular trading session on the NYSE, usually 4:00 p.m., Eastern Time.

     Portfolio securities and assets are valued chiefly by quotations from the primary market in which they are traded. When reliable market quotations are not readily available, securities are valued by a method that the Board of Directors believes reflects a fair value. A Fund may also use fair-value pricing if the value of a security it holds is materially affected by events occurring after the close of the primary market on which the security is traded. The effect of fair-value pricing will be that net asset value will not be based on quoted prices, but on a price which the Board of Directors believes reflects the current and true price of the security.

     Values of foreign securities are translated from local currencies into U.S. dollars using currency exchange rates. Trading in securities in foreign markets takes place on some days (including some weekend days and U.S. holidays) when the NYSE is not open, and does not take place on some days the NYSE is open. Accordingly, the value of a Fund's securities may change on days when a Fund does not calculate its NAV and shareholders are not able to buy or sell Fund shares.

Investment Minimums

     The minimum initial investment in each Fund is $1,000. There is no minimum for subsequent investments. The Funds reserve the right to change the minimum amount required to open an account or to add to an existing account without prior notice.

How to Buy Shares

     You may purchase shares on any day that the NYSE is open for regular session trading that is not a bank holiday. There are three ways to purchase shares of the Fund:


--------------------------------------------------------------------------------
                             BY MAIL
--------------------------------------------------------------------------------
TO OPEN AN ACCOUNT:                      TO ADD TO AN ACCOUNT:
-------------------                      ---------------------
Complete and sign an application.
                                         Make your check payable to the Fund
Make your check payable to the Fund in   in which you choose to invest.
which you choose to invest. The check    The check must be drawn on a U.S. bank.
must be drawn on a U.S. bank and payable The Funds will not accept third-party
in U.S. dollars.  Please be sure to      checks.
furnish your taxpayer identification
number.  The Funds will not accept       Please include your account number on
third-party checks.                      the check and send your check to:

Send your completed application          Regular Mail:
      and check to:
                                           AHA Investment Funds, Inc.
Regular Mail:                            c/o U.S. Bancorp Services, LLC
                                                 P.O. Box 701
       AHA Investment Funds, Inc.           Milwaukee, WI 53201-0701
     c/o U.S. Bancorp Services, LLC
              P.O. Box 701                     Overnight Delivery
        Milwaukee, WI 53201-0701           AHA Investment Funds, Inc.
                                         c/o U.S. Bancorp Services, LLC
             Overnight Delivery             615 East Michigan Street
       AHA Investment Funds, Inc.              Milwaukee, WI 53202
     c/o U.S. Bancorp Services, LLC
        615 East Michigan Street
           Milwaukee, WI 53202

You may make an initial investment prior to U.S. Bancorp's receipt of your completed application; however, redemptions will not be processed or paid until U.S. Bancorp receives your completed application.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  BY BANK WIRE
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
                                  BY BANK WIRE
-------------------------------------------------------------------------------------------------
TO OPEN AN ACCOUNT:                                TO ADD TO AN ACCOUNT:
-------------------                                ---------------------

Complete, sign and mail your completed             Call the Fund at 1-800-445-1341, during
application to:                                    business hours, to initiate your purchase.
               AHA Investment Funds, Inc.          Please be sure to furnish your account number.
           c/o U.S. Bancorp Fund Services, LLC
                      P.O. Box 701                 Wire your funds to:
             Milwaukee, WI  53201-0701

                                                             U.S. Bank, N.A.
  Overnight Delivery:                              Account of U.S. Bancorp Fund Services, LLC
               AHA Investment Funds, Inc.                777 East Wisconsin Ave.
             c/o U.S. Bancorp Services, LLC                    Milwaukee, WI
                615 East Michigan Street                   ABA Number 042000013
                   Milwaukee, WI 53202               For Credit to: AC #112-952-137
                                                      Account Name: Name of Investor
                                                                 Fund Name

You may make an initial investment prior to        If you wish to make purchases via Electronic
U.S. Bancorp's receipt of your completed           Funds Transfer, please call the Funds at
application; however, redemptions will not         1-800-445-1341 during business hours to
be paid until U.S. Bancorp receives your           initiate the Electronic Funds Transfers
completed application.                             through your checking/savings account.
                                                   Electronic Funds Transfers are not allowed
Call the Fund at 1-800-445-1341, during            for initial purchase, only subsequent
business hours, to initiate your purchase.         purchase.
Please be sure to furnish your taxpayer
identification number.

            Wire your funds to:                    Amounts sent by wire or electronic funds
              U.S. Bank, N.A.                      must be received by 4:00 p.m. (Eastern Time)
Account of U.S. Bancorp Fund Services, LLC         in order to buy shares that day.
          777 East Wisconsin Ave.
               Milwaukee, WI
           ABA Number 042000013
      For Credit to: AC #112-952-137
      Account Name: Name of Investor
                Fund Name

-------------------------------------------------------------------------------------------------

The Funds do not impose charges for wire services, but your bank may impose such charges.

The Fund and U.S. Bank are not responsible for the consequences of delays resulting from the banking or Federal Reserve Wire System, or from incomplete wiring instructions.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
             THROUGH A FINANCIAL INSTITUTION/FINANCIAL PROFESSIONAL
--------------------------------------------------------------------------------
Contact  your  financial   institution  or  financial   professional   for  more
information.

If a financial institution/financial professional is an agent or designee of the Fund, orders are processed at the net asset value next calculated after the agent receives the order. The agent must segregate any orders it receives after the close of regular trading on the NYSE and transmit those orders separately for execution at the net asset value next determined.

Your financial institution or financial professional may establish higher minimum investment requirements than the Funds and may also independently charge you transaction fees and additional amounts in return for its services.
--------------------------------------------------------------------------------


Additional Information About Purchasing Shares

o As long as the Funds receive your purchase order and Federal funds before the close of regular session trading on the NYSE (generally 4:00 p.m., Eastern Time), your shares will be considered to be received that day and your shares will be purchased at that day's net asset value. Otherwise, your purchase order will be considered to be received the next business day, and your shares will be purchased at the next day's net asset value.

o You will begin earning dividends on the next business day after your purchase order is executed.

o The Funds reserve the right to reject any purchase request, including a purchase request that may disrupt a Fund's operation or performance (See "Policy on Trading of Fund Shares"). The Funds also reserve the right to reject certain purchase requests in connection with various anti-money laundering laws and regulations. The Funds will not be responsible for any loss, liability, cost or expense resulting from rejecting any purchase request.

o The Funds will not accept cash, money orders, travelers checks or starter checks.

o You must certify whether you are subject to withholding for failing to report income to the Internal Revenue Service. The Funds may return investments received without a certified taxpayer identification number.

o The Funds will not issue share certificates (although share certificates have been issued in the past).

Sales Charges

     You may be subject to an initial sales charge when you purchase shares, or a contingent deferred sales charge (CDSC) when you sell your shares under certain circumstances. These sales charges are described below. The Funds, in their discretion, reserve the right to waive the initial sales charge on share purchases or to waive the CDSC on sales of Fund shares. Certain of the circumstances in which the initial sales charge or CDSC may be waived are described below.

     Your purchase of Class A Shares is subject to a sales charge that is included in the offering price. The sales charge is based on the amount of your investment and is the commission paid to the financial advisor firm on the sale of the shares. The sales charge you pay on additional investments is based on the total amount of your purchase and the current value of your account.

     The initial sales charge varies depending upon the size of your purchase as shown below:

Initial Sales Charge

--------------------- ------------------- ------------- ----------------------
                                                        Commission retained by
                                             As a %     Financial Advisor
Amount of Purchase        As a % of       of Offering        as a %
                      Net Amount Invested    Price        of Offering Price
--------------------- ------------------- ------------- ----------------------
Less than $25,000            5.26%           5.00%              4.75%
--------------------- ------------------- ------------- ----------------------
$25,000 to $49,999           4.43%           4.25%              4.00%
--------------------- ------------------- ------------- ----------------------
$50,000 to $99,999           3.63%           3.50%              3.25%
--------------------- ------------------- ------------- ----------------------
$100,000 to $249,999         3.09%           3.00%              2.75%
--------------------- ------------------- ------------- ----------------------
$250,000 to $499,999         2.30%           2.25%              2.00%
--------------------- ------------------- ------------- ----------------------
$500,000 to $999,999         1.52%           1.50%              1.25%
--------------------- ------------------- ------------- ----------------------
$1,000,000 or more           None            None                None
--------------------- ------------------- ------------- ----------------------


     Class A shares purchased without an initial sales charge in accounts aggregating $1,000,000 or more at the time of purchase and redeemed within 12 months of the date of purchase are subject to a CDSC equal to 1.00% of the lesser of the purchase price or net asset value at the time of sale.

     Shares purchased by certain institutional investors receiving investment advice from an intermediary, including 401(k) or 403(b) qualified employee benefit plans with at least $500,000 or more in plan assets are not subject to an initial sales charge. The Fund reserves the right to change the minimum without notice. In addition, a Fund will not impose a sales charges upon the initial purchase of Class A Shares for an investor who is reinvesting the proceeds from the redemption of another Fund's shares, provided that the shares were initially subject to a sales charge and the reinvestment occurs within thirty days of the redemption.

     The Funds' distributor is Quasar Distributors, LLC (the "Distributor"). The Distributor normally retains a portion of the sales charge from the sale of Class A Shares and pays the balance to the broker-dealer or other financial intermediary through which the sale was made. The Distributor may also pay fees to banks from sales charges for services performed on behalf of their customers in connection with the purchase of shares of the Funds. In addition, entities whose clients have purchased Class A shares may be paid a trailing commission equal to 0.25 of 1% annually of the average daily value of such shares held by their clients.

     In addition to the commissions paid to dealers, the Distributor or CCM Advisors may pay cash compensation to dealers in connection with sales of shares of a Fund.

How to Exchange Shares

     Shares of any Fund may be exchanged for the same class of shares of any other Fund on the basis of the respective net asset values of the Funds at the time of exchange. An exchange involves the redemption of shares of one Fund and investment of the redemption proceeds in the same class of shares of another Fund. Redemptions will be made at the net asset value per share next determined after receipt of an exchange request in proper order. Shares of the Fund to be acquired will be purchased after receipt of your redemption request at the net asset value of those shares next determined after satisfaction of the purchase order requirements of the Fund whose shares are being acquired. An exchange is a sale and any gain or loss realized on an exchange may be recognized for federal income tax purposes. You will not pay either an initial sales charge or a CDSC when exchanging shares. However, when you redeem the shares acquired through the exchange, the shares redeemed may be subject to a CDSC, depending on when you originally purchased the shares you exchanged. For purposes of computing the CDSC, the Fund will compute the length of time you have owned your shares from the date of your original purchase. The Fund reserves the right to modify or terminate the exchange privilege and to impose fees for and limitations on its use.

     If you wish to exchange between Funds, you may transfer investments among existing accounts or you may open a new account to accept the exchange from an existing account. When requesting an exchange between Funds, both accounts must be registered in the same name, with the same address and taxpayer identification number. There are three ways to exchange your shares:

--------------------------------------------------------------------------------
                                     BY MAIL
--------------------------------------------------------------------------------

Send a written request using the procedures for written redemption requests below.

No signature guarantee is required.

If you were issued certificates for the shares being exchanged, the signed certificates and completed stock power form must accompany your written request.

                  For further information call: 1-800-445-1341.
--------------------------------------------------------------------------------

                                  BY TELEPHONE
--------------------------------------------------------------------------------

You  must  request  telephone  exchange   privileges  on  your  initial  account
application.

To authorize telephone exchanges after establishing your Fund account, send a signed written request to:


                           AHA Investment Funds, Inc.
                       c/o U.S. Bancorp Fund Services, LLC
                      615 East Michigan Street - 3rd Floor
                               Milwaukee, WI 53202




To request an exchange, call: 1-800-445-1341

Shares exchanged by telephone must have a value of $1,000 or more.

Exchange instructions must be received before 4:00 p.m. (Eastern Time).
--------------------------------------------------------------------------------
             THROUGH A FINANCIAL INSTITUTION/FINANCIAL PROFESSIONAL
--------------------------------------------------------------------------------

Contact  your  financial   institution  or  financial   professional   for  more
information.

Exchange instructions must be received before 4:00 p.m. (Eastern Time).

Your financial institution or financial professional may charge you transaction fees and additional amounts in return for its services.

--------------------------------------------------------------------------------

     Excessive trading can hurt both performance and shareholders. If you make excessive exchanges, the Funds may limit the number of exchanges between Funds, modify or discontinue the exchange privilege and impose fees for its use upon not less than sixty days written notice to shareholders. (See "Policy on Trading of Fund Shares").

How to Sell Shares

     You may redeem some or all of your shares on any day the NYSE is open for regular session trading and that is not a bank holiday. The Funds ordinarily will pay redemption proceeds within seven days after receipt and acceptance of your redemption request. Redemption proceeds will be paid by wire transfer of Federal funds to the bank account designated on your account application. Upon request, the Funds will pay redemption proceeds by check mailed to your address of record.

         There are three ways to redeem your shares:

--------------------------------------------------------------------------------
                                     BY MAIL
--------------------------------------------------------------------------------
Complete a written redemption request that includes:

o    the Fund's name;

o    your account number;

o    each account owner's name and address;

o    the dollar amount or number of shares to be sold; and

o    the signature of each owner as it appears on the account.

Send the written request to:

  Regular Mail:                                Overnight Delivery:

  AHA Investment Funds, Inc.                   AHA Investment Funds, Inc.
  c/o U.S. Bancorp Services, LLC               c/o U.S. Bancorp Services, LLC
  P.O. Box 701                                 615 East Michigan Street
  Milwaukee, WI 53201-0701                     Milwaukee, WI  53202

If you were issued certificates for the shares being redeemed, the signed certificates and completed stock power form must accompany your written request.

--------------------------------------------------------------------------------

                                  BY TELEPHONE
--------------------------------------------------------------------------------

You must make arrangements to redeem by telephone prior to the redemption. Please call 1-800-445-1341 for more information or to redeem during regular business hours.

Please be sure to furnish your taxpayer identification number.
--------------------------------------------------------------------------------

             THROUGH A FINANCIAL INSTITUTION/FINANCIAL PROFESSIONAL
--------------------------------------------------------------------------------

Contact  your  financial   institution  or  financial   professional   for  more
information.

Redemption requests must be received before 4:00 p.m. (Eastern Time).

Your financial institution or financial professional may charge you transaction fees and additional amounts in return for its services.

--------------------------------------------------------------------------------


Additional Information About Selling Shares

o As long as the Funds receive your redemption request in proper form before the close of regular trading on the NYSE (generally 4:00 p.m., Eastern
     Time), your shares will be sold at that day's net asset value. A redemption request is in proper form if it includes all of the required information listed in "How to Sell Shares" and the Fund has a completed application on file. If the Funds receive your redemption request after the close of regular trading on the NYSE, your redemption request will be executed the next business day, and your shares will be sold at the next day's net asset value.

o Shares generally continue earning dividends until the next business day after your trade date.

o If you were issued stock certificates for your shares, you must forward the certificates and a stock power, along with your redemption or exchange request. Each must be signed on behalf of the registered shareholder or by an authorized signatory.

o The Funds require a signature guarantee when a redemption request will be payable to anyone other than the account owners of record, mailed to an address other than the address of record, or wired to a bank other than one previously authorized. You can obtain a signature guarantee from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange.

o Special documentation may be required to redeem from certain types of accounts, such as trust, corporate, non-profit or retirement accounts. Please call us at 1-800-445-1341 before attempting to redeem from these types of accounts.

o Generally, payment of redemption proceeds will be made to your pre-authorized bank account within seven days of receipt and processing of your redemption request. If you recently have made a purchase, a Fund may withhold redemption proceeds until it is reasonably satisfied that it has received payment, which may take up to 15 days from the date of purchase.

o The Funds may suspend redemptions or postpone payments of redemption proceeds for more than seven days during any period when (a) the NYSE is closed for other than customary weekends or holidays; (b) trading on the NYSE is restricted; (c) there are emergency circumstances as determined by the Securities and Exchange Commission; or (d) the Securities and Exchange Commission has by order permitted such suspension to protect shareholders of a Fund.

o The Funds reserve the right to pay redemptions "in kind" - payment of portfolio securities rather than cash - if the amount you are redeeming is large enough to effect a Fund's operation. In these cases, you might incur brokerage costs in converting the securities to cash and will be subject to market exposure until the securities are sold. By calling us before you attempt to redeem a large dollar amount, you are more likely to avoid in-kind or delayed payment of your redemption.

Additional Information About Telephone Transactions

     You may give up some level of security by choosing to exchange or sell shares by telephone rather than by mail. To prevent unauthorized transactions in your account, the Funds will employ reasonable procedures to confirm that telephone instructions are genuine. If the Funds or their service providers follow these procedures, neither the Funds nor their service providers will be liable for any loss, liability, cost or expense arising from unauthorized or fraudulent telephone instructions. Because you may be responsible for unauthorized telephone requests, you should verify the accuracy of each telephone transaction as soon as you receive your account statement and you should take precautions to keep confidential your account number and tax identification number.

     During times of drastic economic or market changes, telephone transactions may be difficult to implement. In the event that you are unable to reach the Funds by telephone, requests may be mailed or hand-delivered to the Funds c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, Wisconsin 53202.

Policy on Trading of Fund Shares

     The Funds do not permit short-term or excessive trading. Excessive purchases, redemptions or exchanges of Fund shares disrupt investment management and increase Fund expenses. To promote the best interests of the Funds, each Fund reserves the right to reject any purchase order or exchange request it deems inappropriate - for example, one that appears so large that it would disrupt management of the Fund.

Automatic Redemption of Small Accounts

     The Funds reserve the right to redeem accounts having a value less than $500, unless the account value was reduced due to market activity. Proceeds from such a redemption will be sent directly to the shareholder. Before automatically redeeming your account, the Funds will notify you in writing and give you at least 60 days to increase the account balance. The Funds reserve the right to change the minimum needed to maintain an account at any time.

Reporting to Shareholders

     To reduce the volume of mail that you receive, only one copy of certain materials, such as shareholder reports, will be mailed to your household (same address). Please call 1-800-445-1341, if you want to receive additional copies free of charge. This policy may not apply if you purchase shares through an intermediary.

Distribution and Service Fees

     The Funds' distributor is Quasar Distributors, LLC (the "Distributor"). The Distributor, located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, is a broker-dealer registered with the Securities and Exchange Commission.

     The Class A Shares of each Fund have adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that permits the Funds to pay the Distributor a monthly fee as compensation for providing services to support the sale and distribution of the Funds' shares. The annual service fee may equal up to 0.25% of the average net assets of the Class A Shares of each Fund. Over time these fees will reduce the return on your investment and may cost you more than paying other types of sales charges.


                             MANAGEMENT OF THE FUNDS

Investment Adviser

     CCM Advisors serves as each Fund's investment adviser. Subject to the supervision of the Board of Directors, CCM Advisors is responsible for overseeing the day-to-day operations and business affairs of each Fund, including monitoring the performance of each Fund's Investment Manager(s). CCM Advisors' principal office is located at 190 South LaSalle Street, Suite 2800, Chicago, Illinois.

     CCM Advisors is majority-owned by Convergent Capital Management LLC ("CCM"), which in turn is majority-owned by City National Corporation. CCM is a holding company that owns and maintains ownership interests (including majority ownership interests) in asset management firms. CCM does not provide investment advisory or related services to its affiliates, each of which operate independently of CCM, or to any clients of its affiliates. As of May 31, 2003, CCM affiliated firms managed assets for clients in excess of $6.5 billion.

     CCM Advisors provides all executive, administrative, clerical and other personnel necessary to operate the Funds and pays the salaries and other costs of employing all of those persons. CCM Advisors furnishes the Funds with office space, facilities, and equipment and pays the day-to-day expenses related to the operating and maintenance of such office space, facilities and equipment. Except for those expenses that CCM Advisors assumes, including those noted above, the Funds pay for all of their own expenses.

     Each Fund pays a management fee to CCM Advisors determined as a percentage of the Fund's average daily net assets. The fee is accrued daily and paid monthly. Out of the advisory fees that it receives from each Fund, CCM Advisors pays each Fund's Investment Manager for its sub-advisory services. The following chart shows the investment advisory fees paid by each Fund as a percentage of a Fund's average daily net assets, for the fiscal year ended June 30, 2002:

         Limited Maturity Fixed Income Fund          0.50%
         Full Maturity Fixed Income Fund             0.50%
         Balanced Fund                               0.75%
         Diversified Equity Fund                     0.75%

     U.S. Growth Equity Fund and International Core Equity Fund have not yet commenced operations. U.S. Growth Equity Fund will pay an annual management fee of 0.75% of that Fund's average daily net assets. International Core Equity Fund will pay an annual management fee of 1.00% of that Fund's average daily net assets.


Investment Managers

     CCM Advisors is responsible for the evaluation, selection and monitoring of each Fund's Investment Manager(s). CCM Advisors selects Investment Managers based on a variety of factors, including: investment style, performance record and the characteristics of each Investment Manager's typical investments. The assets of each multi-manager Fund are divided into segments and CCM Advisors is responsible for allocating the assets among the Investment Managers in accordance with their specific investment styles.

     The Investment Managers manage each Fund's investments and are responsible for making all investment decisions and placing orders to purchase and sell securities for the Funds. Subject to the oversight of CCM Advisors and the Board of Directors, the Investment Managers have complete discretion as to the purchase and sale of investments for the Funds consistent with each Fund's investment objective, policies and restrictions.

     Under an exemptive order from the Securities and Exchange Commission, CCM Advisors is permitted to enter into and materially amend portfolio management agreements with Investment Managers that are not affiliated with CCM Advisors without such agreements first being approved by the Fund's shareholders. The exemptive order also permits the Funds to disclose: (a) the aggregate fees paid to CCM Advisors and any affiliated Investment Manager and (b) aggregate fees paid to unaffiliated Investment Managers. If a Fund employs an Investment Manager affiliated with CCM Advisors, the Fund will provide separate disclosure of any fees paid to that Investment Manager. In addition, it is a condition of the exemptive order that within 90 days of hiring of any new Investment Manager that is unaffiliated with CCM Advisors, CCM Advisors will furnish shareholders of the Fund with an information statement about the new Investment Manager and Investment Sub-advisory Agreement. Any changes to the investment advisory contract between the Funds and CCM Advisors will still require shareholder approval.

     CCM Advisors has ultimate responsibility, subject to oversight of the Board of Directors, to oversee each investment manager and recommend its hiring, termination and replacement.

Limited Maturity Fixed Income Fund

     The Patterson Capital Corporation ("Patterson") serves as Investment Manager to the Limited Maturity Fixed Income Fund. Patterson is located at 2029 Century Park East #2950, Los Angeles, California 90067, and is a privately held advisory organization that provides investment management services to a variety of institutions, including investment companies and employee benefit plans. As of May 31, 2003, Patterson had approximately $1.2 billion of assets under management.


         The following individuals at Patterson share primary responsibility for the Limited Maturity Fixed Income Fund:

-------------------- ---------- ------------------------------------------------
Manager              Length of  Professional Experience
                     Service    (for the past 5 years)
-------------------- ---------- ------------------------------------------------
Jean M. Clark        Since 1991 Senior Vice President / Portfolio Manager,
                                Patterson.
-------------------- ---------- ------------------------------------------------
Joseph B. Patterson  Since 1998 President, Chief Investment Strategist,
                                Patterson.
-------------------- ---------- ------------------------------------------------

Full Maturity Fixed Income Fund

     Baird Advisors and Western Asset Management Company ("Western") serve as Investment Managers to the Full Maturity Fixed Income Fund. Baird Advisors is located at 777 East Wisconsin Avenue, Suite 2100, Milwaukee, Wisconsin 53202, and is an institutional fixed income department within Robert W. Baird & Co., Inc. ("Baird"). Baird provides management services to pension plans, non-profit organizations and individuals. As of May 31, 2003, Baird had approximately $5.2 billion of assets under management.

     The following individuals at Baird Advisors share primary responsibility for the Full Maturity Fixed Income Fund:

--------------------- ----------------- ----------------------------------------------------
Manager               Length of Service              Professional Experience
                                                     (for the past five years)
--------------------- ----------------- ----------------------------------------------------
Gary A. Elfe          Since 2000        Managing Director, Senior Portfolio Manager, Baird
                                        Advisors (since 2000); prior thereto, Senior Vice
                                        President, Senior Portfolio Manager, Firstar
                                        Investment Research & Management Company, LLC
                                        (1978 - 2000).
--------------------- ----------------- ----------------------------------------------------
Daniel A. Tranchita   Since 2000        Senior Vice President, Senior Portfolio Manager,
                                        Baird Advisors; prior thereto, Senior Vice
                                        President, Senior Portfolio Manager, Firstar
                                        Investment Research & Management Company, LLC
                                        (1989 - 2000).
--------------------- ----------------- ----------------------------------------------------

     Western is located at 117 East Colorado Boulevard, Pasadena, California 91105, and is an independent affiliate of Legg Mason, Inc., a publicly held financial services organization that engages through its subsidiaries in the businesses of securities brokerage, investment management, corporate and public finance and real estate services. Western's Fixed-Income team has responsibility for the management of the Full Maturity Fixed Income. All portfolios are managed on a team basis. The core investment team at Western has been together for 11 years. The average experience of the portfolio management group is 13 years. As of May 31, 2003, the firm had approximately $126.5 billion in assets under management.

     The following individual at Western is primarily responsible for the Full Maturity Fixed Income Fund:

---------------- -------------------- ------------------------------------------
Manager           Length of Service                 Professional Experience
                                                   (for the past five years)
---------------- -------------------- ------------------------------------------
Edward M. Moody  Since 2000           Portfolio Manager, Western (since 1985).
---------------- -------------------- ------------------------------------------

Balanced Fund

     Baird Advisors serves as Investment Manager to the fixed income portion of the Balanced Fund. Cambiar Investors, Inc. and Freeman Associates Investment Management LLC serve as Investment Managers to the equity portion of the Balanced Fund. See the descriptions under the Full Maturity Fixed Income Fund for information regarding Baird Advisors and the individuals at Baird Advisors who share primary responsibility for the fixed income portion of the Balanced Fund.

         Cambiar Investors, Inc. ("Cambiar") is located at 2401 East Second Avenue, Suite 400, Denver, Colorado 80206 and until July 2001, was a subsidiary of United Asset Management Corporation ("UAM"), a subsidiary of Old Mutual plc, a publicly held company. In July 2001, Cambiar's principals purchased Cambiar from UAM/Old Mutual. Cambiar was organized in 1973 and provides investment management services for pension plans, foundations and endowments and high net worth individuals. As of May 31, 2003, the firm had approximately $1.5 billion of assets under management.

         The following individuals at Cambiar share primary responsibility for the Balanced Fund:


------------------ -------------------- ----------------------------------------------------
Manager             Length of Service                 Professional Experience
                                                     (for the past five years)
------------------ -------------------- ----------------------------------------------------
Brian M. Barish    Since 1997           President and Treasurer (since Feb. 2000),
                                        Director of Research (since Jan. 1999); Portfolio
                                        Manager (since Feb. 1997), Senior Vice President
                                        (Jan. 1999 - Jan. 2000), Vice President and
                                        Analyst (Feb. 1997 - Dec. 1998), Cambiar; prior
                                        thereto, Vice President of Investment Research,
                                        Lazard Freres & Co. LLC.

------------------ -------------------- ----------------------------------------------------
Ania A. Aldrich    Since 1999           Vice President and Portfolio Manager, Cambiar
                                        (since 1999); prior thereto, Global Equity
                                        Analyst, Bankers Trust Company.
------------------ -------------------- ----------------------------------------------------
Maria L. Azari     Since 1998           Vice President and Portfolio Manager (since 1999),
                                        Securities Analyst (since 1997), Cambiar; prior
                                        thereto Investment Analyst, Eaton Vance.

------------------ -------------------- ----------------------------------------------------
Michael J. Gardner Since 1999           Vice President and Portfolio Manager, Cambiar
                                        (since 1995); prior thereto, Investment Analyst,
                                        Simmons & Co.
------------------ -------------------- ----------------------------------------------------

     Freeman Associates Investment Management LLC ("Freeman") is located at 16236 San Dieguito Road, Suite 2-20, P.O. Box 9210, Rancho Santa Fe, California 92067, and is a privately held company that is controlled by John D. Freeman. Formerly known as the Investment Research Company, the firm was organized in 1985 and provides investment management services to institutions, retirement plans, and non-profit organizations. As of May 31, 2003, the firm had approximately $2.1 billion of assets under management.

     The following individuals at Freeman share primary responsibility for the Balanced Fund:

---------------- ----------------- ----------------------------------------------------
Manager          Length of Service              Professional Experience
                                                (for the past five years)
---------------- ----------------- ----------------------------------------------------
John D. Freeman  Since 1996        President, Freeman (since 1996); prior thereto,
                                   Portfolio Manager, Martingale Asset Management.
---------------- ----------------- ----------------------------------------------------
Jeffrey Norman   Since 1999        Executive Vice President (since 1999), Freeman;
                                   Risk Manager, ZAIS Group) (1997-1999); prior
                                   thereto, Risk Manager, Trader, Mariner
                                   Investment Group.
---------------- ----------------- ----------------------------------------------------

Diversified Equity Fund

     Cambiar and Freeman serve as Investment Managers to the Diversified Equity Fund. See the descriptions under the Balanced Fund in this section for information regarding Cambiar and Freeman and the individuals who share primary responsibility for the Diversified Equity Fund.

U.S. Growth Equity Fund

     KCM Investment Advisors ("KCM") serves as Investment Manager to the U.S. Growth Equity Fund. KCM is located at 300 Drake's Landing Road, Suite 190, Greenbrae, California, 94904 and is an investment management company that manages domestic and international equity and fixed income portfolios for individuals and institutions. As of May 31, 2003, the firm had approximately $0.8 billion of assets under management.

         The following individuals at KCM share primary responsibility for the
Fund:

------------------ ---------- --------------------------------------------------
           Manager  Length of             Professional Experience
                    Service                   (past five years)
------------------ ---------- --------------------------------------------------
Jay Aubrey Kellett Since 2001 Chief Executive Officer, Chief Investment
                              Officer, KCM.
------------------ ---------- --------------------------------------------------
Richard N. Vanscoy Since 2001 Managing Director and Director of Research, KCM
                              (since 1997); prior thereto, Managing Director, Barclays Global Investors (1979 - 1997).
------------------ ---------- --------------------------------------------------
Craig A. Stephens  Since 2001 Principal and Portfolio Manager, KCM (since
                              1997); prior thereto, Senior Equity Manager, RCM Capital Management (1988 - 1997).
------------------ ---------- --------------------------------------------------
John A. Lundin     Since 2001 Principal and Portfolio Manager, KCM (since May
                              2000); prior thereto, Senior Vice President,
                              Portfolio Manager, Scudder Stevens and Clark
                              (1981 - 2000).
------------------ ---------- --------------------------------------------------
Patricia Small     Since 2001 Principal and Portfolio Manager, KCM (since July
Kellett 2000), prior thereto, Treasurer, Regents of the University of California (1996 - 2000).
------------------ ---------- --------------------------------------------------
William Prince     Since 2001 Chief Operating Officer, KCM (since Sept. 2000);
                              Investment Manager, Fischer Investments (Jan.
                              2000 - Aug. 2000); prior thereto, Vice President and Director, Wall Street Associates
                              (Feb. 1992  - Oct. 1999).
------------------ ---------- --------------------------------------------------

     Appendix A to this Prospectus shows the investment performance for KCM. This information is provided to illustrate KCM's past performance in managing investment mandates with substantially similar investment objectives, policies and strategies.

International Core Equity Fund

     Pyrford International PLC ("Pyrford") serves as Investment Manager to the International Core Equity Fund. Pyrford is located at 79 Grosvenor Street - Mayfair, London, England W1J3JU. Founded in 1987, Pyrford is majority-owned by Pyrford Capital Limited, which is 40% owned by employees and 49% by Euro Equity Holdings SA, a European investment company. As of May 31, 2003, the firm had approximately $1.6 billion of assets under management.

         The following individuals at Pyrford share primary responsibility for the Fund:

----------------------- ---------- ---------------------------------------------
           Manager      Length of             Professional Experience
                        Service              (for the past five years)
----------------------- ---------- ---------------------------------------------
Bruce L. Campbell       Since 2001 Chief Investment Officer and Chief Executive
                                   Officer, Pyrford.
----------------------- ---------- ---------------------------------------------
Anthony N. Cousins, CFA Since 2001 Portfolio Manager, United Kingdom and Europe,
                                   Pyrford.
----------------------- ---------- ---------------------------------------------
Charu L. Fernando, CFA  Since 2001 Portfolio Manager, Asia and Canada, Pyrford.
----------------------- ---------- ---------------------------------------------

     Appendix B to this Prospectus shows the investment performance for Pyrford. This information is provided to illustrate Pyrford's past performance in managing investment mandates with substantially similar investment objectives, policies and strategies.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

     The Funds distribute to shareholders virtually all of their net income (interest less expenses). It is expected that dividends from net investment income will be declared and paid on the following schedule:


Declared   Payable                            Funds

Monthly    End of each month.                 Limited Maturity Fixed Income
                                              Fund and Full Maturity Fixed
                                              Income Fund

Quarterly  Mid - March, June, September, and  Balanced Fund; Diversified Equity
           December                           Fund; U.S. Growth Equity Fund;
                                              and International Core Equity Fund

     A Fund may realize capital gains from time to time when it sells securities. Capital gains will be distributed annually. Dividends and other distributions will be automatically reinvested in more shares of your Fund unless you request otherwise.

Taxes

     The discussion below regarding federal and state income taxation is included for general information only. You should consult your tax advisor concerning the federal and state tax consequences of an investment in the Fund.

     The Fund will send you a statement each year showing the tax status of all your distributions. In addition, taxable investors should be aware of the following:

o The tax status of any distribution is the same regardless of how long you have held shares of the Fund and whether you reinvest in additional shares of the Fund or take the distribution in cash.

o Distributions declared in October, November or December -- if paid to you by the end of the following January--are taxable for federal income tax purposes as if received in December.

o Any dividends and distributions of short-term capital gains, if any, received by you are taxable to you as ordinary income for federal income tax purposes. A Fund's distributions of long-term capital gains, if any, are taxable to you as capital gains.

o Dividend distributions that you receive may be subject to state and local income taxes. Depending on your state's rules, however, any dividends attributable to interest earned on direct obligations of the U.S. Treasury may be exempt from state and local taxes. The Fund will notify you each year concerning how much, if any, of your dividends may qualify for this exemption.

o Each of the U.S. Growth Equity Fund and International Core Equity Fund may receive income from sources in foreign countries and that income may be subject to foreign taxes at its source. If a Fund pays non-refundable taxes to foreign governments during the year, those taxes will reduce the Fund's dividend but will still be included in your taxable income. You may be able to claim an offsetting credit or deduction on your tax return for your share of foreign taxes paid by a Fund for a particular year if more than 50% of its total assets consists of stock or securities in foreign corporations and the Fund makes a special tax election for such year whereby each of its shareholders includes in his gross income and treats as paid by him his proportionate share of such foreign taxes. The Fund will send you detailed information about the foreign tax credit or deduction each year.

     By law, the Fund must withhold a percentage of any taxable distributions or redemptions from your account if you do not:

o        provide us with your correct taxpayer identification;

o        certify that your taxpayer identification is correct;

o        certify that you are a U.S. person; and

o        confirm that you are not subject to backup withholding.

     The backup withholding percentage is currently 30% and will decrease to 29% in 2004 and 2005, and 28% thereafter until 2011, when it will revert to 31% unless amended by Congress.

     The Fund must withhold taxes from your account if the IRS instructs us to do so.

     If a dividend distribution mailed to your address of record is returned as undeliverable, the Fund will automatically reinvest all future distributions until you provide us with a valid mailing address.

FINANCIAL HIGHLIGHTS

     The following tables are intended to help you understand each Fund's financial performance for the last five years as it relates to Class I Shares (not Institutional Servicing Class Shares) and for the six months ended December 31, 2002. Certain information reflects financial results for a single Class I Share. Because Institutional Servicing Class Shares have not previously been issued, similar information does not exist for them. Total returns represent the rate you would have earned (or lost) on an investment, assuming reinvestment of all dividends and distributions. This information has been audited by Ernst & Young LLP, independent accountants, whose report, along with each Fund's financial statements, is included in the annual report, which is available upon request. The information for the six month period ended December 31, 2002 is unaudited. For each year shown, all information is for the fiscal year ended
June 30. Information is not presented for U.S. Growth Equity Fund or International Core Equity Fund because those Funds have not yet commenced operations.


             AHA Limited Maturity Fixed Income Fund - CLASS I SHARES
                                    Six Months Ended
                                   12/31/02 (unaudited)          FOR THE PERIOD ENDED JUNE 30
                                   -----------------------------------------------------------------
PER SHARE DATA (1)                                        2002      2001     2000      1999     1998
                                                          ----      ----     ----      ----     ----

Net Asset Value
    Beginning of Period............         $10.65      $10.43   $10.11   $10.20    $10.22   $10.16

Income from Investment Operations:
    Net investment income..........           0.16        0.44      0.63     0.58      0.53     0.60
    Net realized and unrealized
        gain (loss) on investments.           0.17        0.22      0.32   (0.09)    (0.02)     0.06
                                              ----        ----      ----   ------    ------    -----
           Total gain from
                 investment
                 operations........           0.33        0.66      0.95     0.49      0.51     0.66
                                              ----        ----      ----   ------    ------    -----
Less Distributions:
    From net investment income.....         (0.16)      (0.44)    (0.63)   (0.58)    (0.53)   (0.60)
    From realized gains............           --          --       --        --        --       --
                                            ------      ------    ------   ------    ------   ------
           Total distributions.....         (0.16)      (0.44)    (0.63)   (0.58)    (0.53)   (0.60)
                                            ------      ------    ------   ------    ------   ------
Net Asset Value, end of period.....         $10.82      $10.65    $10.43   $10.11    $10.20   $10.22
                                            ======      ======    ======   ======    ======   ======
Total Return on Net Asset Value (2)       3.13%(5)       6.16%     9.17%    4.37%     4.59%    6.11%
 SUPPLEMENTAL DATA AND RATIOS:
    Net assets, end of period              $89,372     $85,644   $51,076  $85,813  $104,675 $129,717
    (000's)........................
    Ratio of net operating expenses   0.88% (6)(7)   0.76% (8)     0.24%    0.14%     0.12%    0.12%
        to
        average net assets (3)(4)..
    Program service fee (4) .......       0.00%(6)       0.13%     0.50%    0.50%     0.50%    0.50%
    Ratio of investment income
        to average net assets(3)...   2.95% (6)(7)   4.00% (8)     6.50%    5.86%     5.30%    5.92%
    Portfolio turnover rate........            N/A  60.24% (9)   189.31%  161.89%   176.78%  144.97%

(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Total Return on Net Asset Value is net of the service fee for the period July 1, 2001 through October 31, 2001, and for the fiscal years ended 2001, 2000, 1999 and 1998. Beginning November 1, 2001 the management fee is included in the calculation of the Funds' net asset value.
(3) Ratios include all management fees and expenses except for the program services fee.
(4) Program service fee discontinued as of October 31, 2001. Effective November 1, 2001, the Advisors expense ratio is included as a general operating expense of the fund.
(5)  Not annualized.
(6)  Annualized
(7) Ratio includes Advisor expense waiver recovery. The Advisor expense waiver recovery ratio for the six months ended December 31, 2002 was 0.04%.
(8) Operating expense is net of reimbursement and waivers. The ratio excluding reimbursements and waivers for the period ended June 30, 2002 would have been 0.78%. The ratio of net investment income to average net assets, excluding reimbursements and waivers for the period ended June 30, 2002 would have been 3.98%.
(9) Rate listed represents the portfolio turnover rate from July 1, 2001 through October 31, 2001 (date on which Feeder Fund entered into a master-feeder fund structure).


              AHA FULL MATURITY FIXED INCOME FUND - CLASS I SHARES

                                          Six Months Ended
                                      12/31/02 (unaudited)                FOR THE PERIOD ENDED JUNE 30
                                              ------------------------------------------------------------------------
PER SHARE DATA (1)                                                2002       2001       2000      1999     1998
                                                                  ----       ----       ----      ----     ----


Net Asset Value
    Beginning of Period......................       $10.34      $10.10      $9.68       $9.85    $10.18    $9.79
                                                    ------      ------      -----       -----    ------    -----
Income from Investment Operations:
    Net investment income................             0.24        0.52       0.63       0.64      0.60     0.64

    Net realized and unrealized
        gain (loss) on investments.......             0.30        0.24       0.42      (0.17)    (0.33)     0.39
                                                      ----        ----       ----      ------    ------     ----
             Total gain from
                  investment
                  operations.............             0.54        0.76       1.05       0.47      0.27       1.03
                                                      ----        ----       ----       ----    ------     ----
Less Distributions:
   From net investment income...........             (0.24)      (0.52)     (0.63)     (0.64)    (0.60)   (0.64)
   From realized gains..................              --          --         --          --        --       --
                                                     ------      ------     ------     ------    ------   ------
            Total distributions.........             (0.24)      (0.52)     (0.63)     (0.64)    (0.60)   (0.64)
                                                     ------      ------     ------     ------    ------   ------
Net Asset Value, end of period................      $10.64      $10.34     $10.10      $9.68     $9.85   $10.18
                                                    ======      ======     ======      =====     =====   ======
Total Return on Net Asset Value (2)...........     5.28%(5)       7.40%     10.61%      4.41%     2.11%   10.20%
 SUPPLEMENTAL DATA AND RATIOS:
                                        ....
   Net assets, end of period (000's)....           $36,065     $38,267    $38,540    $78,188   $73,420  $71,829

   Ratio of net operating expenses
       to average net assets (3)(4)                1.00%(6)(7)    0.76% (7)   0.31%      0.17%     0.16%    0.17%

   Program service fee (4) ................        0.00%(6)       0.17%       0.50%      0.50%     0.50%    0.50%

   Ratio of investment income
       to average net assets(3)............        4.51% (6)(7)   5.09% (7)   6.74%      6.55%     5.90%    6.19%

   Portfolio turnover rate.................            N/A       99.46% (8) 236.10%    211.40%   273.61%  178.52%
-----------------------------------------------------------------------------------------------------------------

(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Total Return on Net Asset Value is net of the service fee for the period July 1, 2001 through October 31, 2001, and for the fiscal years ended 2001, 2000, 1999 and 1998. Beginning November 1, 2001 the management fee is included in the calculation of the Funds' net asset value.
(3) Ratios include all management fees and expenses except for the program services fee.
(4) Program service fee discontinued as of October 31, 2001. Effective November 1, 2001, the Advisor expense ratio is included as a general operating expense of the Fund.
(5)  Not annualized.
(6)  Annualized.
(7) Operating expense is net of reimbursement and waivers. The ratio excluding reimbursements and waivers for the periods ended December 31, 2002 and June 30, 2002 would have been 1.30% and 1.08%, respectively. The ratio of net investment income to average net assets, excluding reimbursements and waivers for the periods ended December 31, 2002 and June 30, 2002 would have been 4.21% and 4.76%, respectively.
(8) Rate listed represents the portfolio turnover rate from July 1, 2001 through October 31, 2001 (date on which Feeder Fund entered into a master-feeder fund structure).




                       AHA Balanced Fund - CLASS I SHARES

                                          Six Months Ended
                                       12/31/02 (unaudited)           FOR THE PERIOD ENDED JUNE 30
                                              ----------------------------------------------------------
PER SHARE DATA (1)                                               2002     2001     2000     1999    1998
                                                                 ----     ----     ----     ----    ----
 Net Asset Value
     Beginning of Period......................       $8.03      $9.17   $12.44   $14.69   $14.61  $14.86
                                                     -----      -----   ------   ------   ------  ------
Income from Investment Operations:

     Net investment income....................        0.04       0.12     0.45     0.37     0.36    0.41
     Net realized and unrealized
         gain (loss) on investments                  (0.55)     (0.72)    0.16     0.26     1.45    2.01
                                                     ------     ------    ----     ----     ----    ----
              Total gain (loss) from
                   investment                        (0.51)     (0.60)    0.61     0.63     1.81    2.42
                   operations.................       ------     ------    ----     ----     ----    ----
Less Distributions:

     From net investment income...............      (0.04)     (0.12)   (0.36)   (0.37)   (0.36)  (0.44)
     From realized gains......................        --       (0.42)   (3.52)   (2.51)   (1.37)  (2.23)
                                                      --       ------   ------   ------   ------  ------

              Total distributions.............      (0.04)     (0.54)   (3.88)   (2.88)   (1.73)  (2.67)
                                                    ------     ------   ------   ------   ------  ------

Net Asset Value, end of period................       $7.48      $8.03    $9.17   $12.44   $14.69  $14.61
                                                     =====      =====    =====   ======   ======  ======

Total Return on Net Asset Value (2)...........  (6.29)%(5)    (6.94)%    6.21%    3.99%   13.10%  16.79%
 SUPPLEMENTAL DATA AND RATIOS:


     Net assets, end of period (000's)........     $26,641    $23,375  $23,591  $48,936  $63,301 $59,360
     Ratio of net operating expenses
         to                                                 1.13% (7)
         average net assets (3)(4)............1.50% (6)(7)               0.46%    0.24%    0.18%   0.18%

     Program service fee (4) .................    0.00%(6)      0.24%    0.75%    0.75%    0.75%   0.75%

     Ratio of investment income
         to average net assets  (3)...........1.26% (6)(7)  1.42% (7)    2.66%    2.59%    2.55%   2.86%

     Portfolio turnover rate..................         N/A 80.33% (8)  220.34%  169.10%  206.43% 169.04%

--------------------------------------------------------------------------------------------------------

(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Total Return on Net Asset Value is net of the service fee for the period July 1, 2001 through October 31, 2001, and for the fiscal years ended 2001, 2000, 1999 and 1998. Beginning November 1, 2001 the management fee is included in the calculation of the Funds' net asset value.
(3) Ratios include all management fees and expenses except for the program services fee.
(4) Program service fee discontinued as of October 31, 2001. Effective November 1, 2001, the Advisor expense ratio is included as a general operating expense of the Fund.
(5)  Not annualized.
(6)  Annualized.
(7) Operating expense is net of reimbursement and waivers. The ratio excluding reimbursements and waivers for the periods ended December 31, 2002 and June 30, 2002 would have been 1.89% and 1.64%., respectively. The ratio of net investment income to average net assets, excluding reimbursements and waivers for the period ended December 31, 2002 and June 30, 2002 would have been 0.87% and 0.92%, respectively.
(8) Rate listed represents the portfolio turnover rate from July 1, 2001 through October 31, 2001 (date on which Feeder Fund entered into a master-feeder fund structure).



                  AHA Diversified Equity Fund - CLASS I SHARES

                                              Six Months Ended
                                             12/31/02 (unaudited)        FOR THE PERIOD ENDED JUNE 30
                                             ------------------------------------------------------------
PER SHARE DATA (1)                                               2002     2001     2000     1999     1998
                                                                 ----     ----     ----     ----     ----


Net Asset Value
         Beginning of Period.................      $13.08      $15.90   $21.04   $22.15   $20.37   $20.72
                                                   ------      ------   ------   ------   ------   ------
Income from Investment Operations:


         Net investment income...............        0.03        0.10     0.26     0.24     0.29     0.32
         Net realized and unrealized
             gain (loss) on investments......      (1.55)      (2.01)   (0.21)     1.05     3.42     4.14
                                                   ------      ------   ------     ----     ----     ----
                  Total gain (loss) from
                       investment                  (1.52)      (1.91)     0.05     1.29     3.71     4.46
                                                   ------      ------     ----     ----     ----     ----
                       operations............
Less Distributions:
         From net investment income..........      (0.03)      (0.11)   (0.26)   (0.24)   (0.29)   (0.32)
         From realized gains.................         ---      (0.80)   (4.93)   (2.16)   (1.64)   (4.49)
                                                      ---      ------   ------   ------   ------   ------
                  Total distributions........      (0.03)      (0.91)   (5.19)   (2.40)   (1.93)   (4.81)
                                                   ------ -    ------   ------   ------   ------   ------

Net Asset Value, end of period...............      $11.53      $13.08   $15.90   $21.04   $22.15   $20.37
                                                   ======      ======   ======   ======   ======   ======

Total Return on Net Asset Value (2).......... (11.59)%(5)    (12.75)%    1.17%    5.28%   18.90%   24.05%
 SUPPLEMENTAL DATA AND RATIOS:

         Net assets, end of period                $69,327     $85,673  $92,053 $131,786 $126,892  $85,736
         (000's).............................
         Ratio of net operating expenses
             to                                  1.16%(6)       0.84%    0.16%    0.11%    0.10%    0.14%
             average net assets (3)(4).......

         Program service fee (4) ............    0.00%(6)       0.25%    0.75%    0.75%    0.75%    0.75%

         Ratio of investment income
             to average net assets (3).......    0.51%(6)       0.66%    1.33%    1.11%    1.43%    1.51%

         Portfolio turnover rate.............         N/A  29.13% (7)   99.48%   66.84%   74.35%   65.82%

---------------------------------------------------------------------------------------------------------

(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Total Return on Net Asset Value is net of the service fee for the period July 1, 2001 through October 31, 2001, and for the fiscal years ended 2001, 2000, 1999 and 1998. Beginning November 1, 2001 the management fee is included in the calculation of the Funds' net asset value.
(3) Ratios include all management fees and expenses except for the program services fee.
(4) Program service fee discontinued as of October 31, 2001. Effective November 1, 2001, the Advisor expense ratio is included as a general operating expense of the Fund.
(5)  Not annualized.
(6)  Annualized.
(7) Rate listed represents the portfolio turnover rate from July 1, 2001 through October 31, 2001 (date on which Feeder Fund entered into a master-feeder fund structure).


                  AHA Diversified Equity Fund - CLASS A SHARES


                                 For the period
                               December 30, 2002*
                                through December
                              31, 2002 (unaudited)
--------------------------------------------------------------------------------
PER SHARE DATA (1)

Net Asset Value
         Beginning of Period......................         $11.48
                                                           ------
Income from Investment Operations:


         Net investment income....................           0.00
         Net realized and unrealized
             gain (loss) on investments...........           0.05
                                                             ----
                  Total gain (loss) from
                       investment                            0.05
                                                             ----
                       operations.................
Less Distributions:
         From net investment income...............            ---
         From realized gains......................           ----
                                                             ----
                  Total distributions.............           ----
                                                             ----

Net Asset Value, end of period....................         $11.53
                                                           ======

Total Return on Net Asset Value ..................       0.43%(2)
 SUPPLEMENTAL DATA AND RATIOS:

         Net assets, end of period
         (000's)..................................         $6,833
         Ratio of net operating expenses
             to average net assets (3)(4)............     1.37%(3)


         Ratio of investment income
             to average net assets (3)............       1.14%(3)

         Portfolio turnover rate..................            N/A


--------------------------------------------------------------------------------

*Commencement of operations.

(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2)  Not annualized.
(3)  Annualized.
                                   Appendix A

                             Past Performance of KCM

     The performance of the composite below shows the performance of KCM in managing all substantially similar accounts with investment objectives, policies, strategies, and risks substantially similar to those of the U.S. Growth Equity Fund. The composite shown below is an aggregation of all accounts managed by KCM that have investment objectives, policies, strategies, and risks that are substantially similar to those of the U.S. Growth Equity Fund.

     The performance shown below is for the one-, three-, five- and ten-year periods ending May 31, 2003 and does not represent the performance of the U.S. Growth Equity Fund. The composite performance data has been provided by KCM.

     The composite includes all accounts that KCM managed or sub-advised that have substantially similar investment profiles. The accounts included in the composite are not subject to the same type of expenses to which the U.S. Growth Equity Fund is subject. The accounts also are not subject to the diversification requirements, specific tax restrictions and investment limitations imposed on the U.S. Growth Equity Fund by the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code. In fact, the expenses of the accounts included in the composite are lower than the U.S. Growth Equity Fund's expenses. Consequently, if the expenses of the U.S. Growth Equity Fund had been included in the composite, the composite's performance results would have been lower than what is shown below.

     The performance information of the account is not intended to predict or suggest the performance that might be experienced by the U.S. Growth Equity Fund or an individual investor in the U.S. Growth Equity Fund. The performance information was calculated using standards promulgated by the Association for Investment Management & Research. Investors should be aware that the methodology used for the composite performance is not the SEC standard to calculate the performance. As a result, such performance results may differ from results calculated according to the SEC's methodology.


---------------------------------- -------- --------- ------------ ---------
      Average Annual Total Return
    for periods ended May 31, 2003  1 Year   3 Years      5 Years  10 Years
---------------------------------- -------- --------- ------------ ---------

Composite                           -5.53%   -11.76%       5.80%     n/a
---------------------------------- -------- --------- ------------ ---------

Russell 1000 Growth Index           -7.86%   -19.97%       -4.16%    n/a
---------------------------------- -------- --------- ------------ ---------


                                   Appendix B


                           Past Performance of Pyrford

     The performance of the composite below shows the performance of Pyrford in managing all substantially similar accounts with investment objectives, policies, strategies, and risks substantially similar to those of the International Core Equity Fund. The composite shown below is an aggregation of all accounts managed by Pyrford that have investment objectives, policies, strategies, and risks that are substantially similar to those of the International Core Equity Fund.

     The performance shown below is for the one-, three-, five- and ten-year periods ending May 31, 2003 and does not represent the performance of the AHA International Core Equity Fund. The composite performance data has been provided by Pyrford.

     The composite includes all accounts that Pyrford managed or sub-advised that have substantially similar investment profiles. The accounts included in the composite are not subject to the same type of expenses to which the International Core Equity Fund is subject. The accounts also are not subject to the diversification requirements, specific tax restrictions and investment limitations imposed on the International Core Equity Fund by the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code. In fact, the expenses of the accounts included in the composite are lower than the International Core Equity Fund's expenses. Consequently, if the expenses of the International Core Equity Fund had been included in the composite, the composite's performance results would have been lower than what is shown below.

     The performance information of the account is not intended to predict or suggest the performance that might be experienced by the International Core Equity Fund or an individual investor in the International Core Equity Fund. The performance information was calculated using standards promulgated by the Association for Investment Management & Research. Investors should be aware that the methodology used for the composite performance is not the SEC standard to calculate the performance. As a result, such performance results may differ from results calculated according to the SEC's methodology.


-------------------------------- ---------- ----------- ----------- ------------
 Average Annual Total Return       1 Year      3 Years     5 Years    10 Years
for periods ended May 31, 2003
-------------------------------- ---------- ----------- ----------- ------------

          Composite                -9.29%      -1.20%       1.61%       n/a
-------------------------------- ---------- ----------- ----------- ------------

   MSCI World ex USA Index*        -11.57%     -12.78%      -4.00%      n/a
-------------------------------- ---------- ----------- ----------- ------------


*    The  Morgan  Stanley  Capital   International  (MSCI)  World  ex-USA  Index
     comprises the entire developed world less the United States. The MSCI World ex-USA Index is a trademark of Morgan Stanley Capital International, Inc.


                              FOR MORE INFORMATION

More information about the Funds is available free upon request:

Statement of Additional Information (SAI)

The SAI provides more details about the Funds and their policies. A current SAI is on file with the SEC and is incorporated by reference into this Prospectus.

Shareholder Reports

Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. Those documents contain a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its most recent fiscal period.

                              TO OBTAIN INFORMATION

To obtain free copies of the annual, semi-annual report or the SAI or to discuss questions about the Funds:

By Telephone  - 1-800-445-1341

By Mail

AHA Investment Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701 Milwaukee, Wisconsin 53201-0701

By Internet

Information about the Funds is available via the internet at www.ahafunds.org.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Free text only versions of the Funds' documents are available on the EDGAR Database on the SEC's Internet web-site, at www.sec.gov. You can also obtain copies of this information, after paying a duplication fee, by e-mail request at: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 450 5th Street, N.W., Washington, D.C. 20549-0102.


811-05534




                           AHA INVESTMENT FUNDS, INC.
                     AHA LIMITED MATURITY FIXED INCOME FUND
                       AHA FULL MATURITY FIXED INCOME FUND
                                AHA BALANCED FUND
                           AHA DIVERSIFIED EQUITY FUND
                           AHA U.S. GROWTH EQUITY FUND
                       AHA INTERNATIONAL CORE EQUITY FUND

        SUPPLEMENT DATED JUNE 30, 2003 TO PROSPECTUS DATED JUNE 30, 2003



     Shares of AHA U.S. Growth Equity Fund and AHA International Core Equity Fund are not currently available for purchase as these Funds have not yet commenced operations.



                           AHA INVESTMENT FUNDS, INC.
                     AHA LIMITED MATURITY FIXED INCOME FUND
                       AHA FULL MATURITY FIXED INCOME FUND
                                AHA BALANCED FUND
                           AHA DIVERSIFIED EQUITY FUND
                           AHA U.S. GROWTH EQUITY FUND
                       AHA INTERNATIONAL CORE EQUITY FUND


                                 CLASS I SHARES
                      INSTITUTIONAL SERVICING CLASS SHARES










                               P R O S P E C T U S
                                  June 30, 2003







                      190 South LaSalle Street, Suite 2800
                             Chicago, Illinois 60603
                                 1-800-445-1341

                                 ---------------



Be sure to read this prospectus before you invest and retain it for future reference. This prospectus presents essential facts about the Funds, including investment strategies, management fees and services available to you as an investor.

The Securities and Exchange Commission has not approved or disapproved any of the Funds' shares or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

                                 ---------------






                                TABLE OF CONTENTS
                                                                           Page

INVESTMENTS, RISKS AND PERFORMANCE............................................1
         AHA LIMITED MATURITY FIXED INCOME FUND...............................2
         AHA FULL MATURITY FIXED INCOME FUND..................................5
         AHA BALANCED FUND....................................................8
         AHA DIVERSIFIED EQUITY FUND.........................................11
         AHA U.S. GROWTH EQUITY FUND.........................................14
         AHA INTERNATIONAL CORE EQUITY FUND..................................15
PRINCIPAL RISK CONSIDERATIONS................................................17
ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS................................19
FEES AND EXPENSES............................................................19
SHAREHOLDER INFORMATION......................................................21
         Pricing of Fund Shares..............................................21
         Investment Minimums.................................................22
         How to Buy Shares...................................................22
         How to Exchange Shares..............................................25
         How to Sell Shares..................................................27
         Policy on Trading of Fund Shares....................................29
         Automatic Redemption of Small Accounts..............................29
         Reporting to Shareholders...........................................30
         Distribution and Service Fees.......................................30
MANAGEMENT OF THE FUNDS......................................................30
         Investment Adviser..................................................30
         Investment Managers.................................................31
DIVIDENDS, DISTRIBUTIONS AND TAXES...........................................36
FINANCIAL HIGHLIGHTS.........................................................39
Past Performance of KCM.....................................................A-44
Past Performance of Pyrford..................................................B-1





     INVESTMENTS, RISKS AND PERFORMANCE

     Each Fund is a series of AHA Investment Funds, Inc. (the "Funds"). The Funds are designed to provide investors with a broad range of investment choices and strategies and offer three classes of shares, Class A Shares, Class I Shares and Institutional Servicing Class Shares. This prospectus describes Class I Shares and Institutional Servicing Class Shares, which are currently offered only to participants in the American Hospital Associate Investment Program, member hospitals of the American Hospital Association ("AHA"), as well as their affiliated organizations and organizations within the healthcare industry, including (but not limited to) employee benefit plans, pension and profit-sharing plans and hospital insurance funds of such investors. Class A Shares are offered through broker/dealers and financial institutions who hold such shares for the benefit of their customers, and to professionals and organizations engaged in the healthcare industry, including (but not limited to) employee benefit plans, pension and profit-sharing plans and hospital insurance funds of such organizations and are offered through a separate prospectus.

     The following Fund summaries identify each Fund's investment objective and principal investment strategies. Other investment strategies and techniques are described in the Statement of Additional Information.


                     AHA LIMITED MATURITY FIXED INCOME FUND

Investment Objective

The Fund seeks to provide a high level of current income, consistent with the preservation of capital and liquidity.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes (at market value at the time of purchase) in: (i) fixed income securities that the U.S. Government, its agents or instrumentalities issue or guarantee, and (ii) money market instruments and non-convertible fixed income securities of other issuers having one of the three highest ratings of either Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation, a division of The McGraw-Hill Companies ("S&P").

The dollar-weighted average maturity of the Fund is normally less than three years. In no event will the dollar-weighted average maturity of the Fund exceed five years. There is no limit on the maturities of individual securities. The Fund's Investment Manager determines which securities to purchase or sell and adjusts the Fund's average maturity based upon a variety of factors aimed at controlling risk while seeking to capture market opportunities. These factors include an analysis of interest rates and yields, the quality of particular securities, and the comparative risks and returns of alternative investments.

The Fund's Investment Manager may sell a security if the security's creditworthiness or rating has deteriorated. However, as long as a security continues to meet the Fund's other criteria, the Fund's Investment Manager is not required to sell a security if the security's rating or credit quality deteriorates after its purchase.

Principal Investment Risks

The principal risks of investing in the Fund are listed below.

o    Credit Risk
o    Interest Rate Risk
o    Prepayment Risk
o    Management Risk

Please see "Principal Risk Considerations" following the Fund summaries for a description of these and other risks that may be applicable to your investment.


Performance

     The bar chart below shows the changes in the Fund's performance from year to year. When you consider the Fund's performance information, please remember that past performance is not necessarily an indication of how the Fund will perform in the future.

     Fund performance may be materially different by the time you receive this prospectus. For more current performance information, call 1-800-445-1341.

Year-by-Year Total Returns (as of 12/31 each year)
--------------------------
Class I Shares(1)

[BAR CHART]

1992  3.59%
1993  4.96%
1994  0.33%
1995 10.54%
1996  4.09%
1997  5.93%
1998  6.31%
1999  2.75%
2000  7.61%
2001  8.19%
2002  5.44

During the periods included in this bar chart, the highest and lowest quarterly returns were 3.22% and -0.69%, respectively, for the quarters ended March 1995 and March 1992. The year-to-date total return as of March 31, 2003 was 0.79% for Class I Shares.

(1) Because Institutional Servicing Class Shares have not yet been offered to the public, the information provided in the bar chart represents only the performance of Class I Shares. Class A Shares and Class I Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. However, because the classes do not have the same expenses, the expense ratio and the average annual total return of Class A Shares will differ from the Class I Shares.

     The table on the next page compares the Fund's average annual total returns (before and after taxes) and the change in value of a broad measure of market performance over various periods ended December 31, 2002. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund's Class I Shares. The Fund's "Return After Taxes on Distributions"
shows the effect of taxable distributions (dividends and capital gain distributions), but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment in shares of the Fund. The Fund's "Return After Taxes on Distributions and Sale of Fund Shares" shows the effect both of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

     After-tax returns are calculated using the highest individual federal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not include the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than the "Return Before Taxes" because you are assumed to be able to use any capital loss on the sale of Fund shares to offset other taxable capital gains. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt.


Average Annual Total Returns (for periods ended 12/31/02)

Class I Shares(1)

All returns reflect reinvested dividends.


                                                1 Year       5 Years    10 Years
                                                ------       -------    --------

Limited Maturity Fixed Income Fund

     Return Before Taxes                         5.44%       6.04%      5.58%

     Return After Taxes on Distributions         4.11%       3.94%      3.33%

     Return After Taxes on Distributions
     and Sale of Fund Shares                     3.31%       3.63%      3.35%

Merrill Lynch 1-3 Year Treasury Index(2)         6.03%       6.47%      6.07%

Lehman Brothers Government 1-3 Year Index(2)     6.01%       6.51%      6.01%

(reflects no deduction for fees, expenses or taxes)

(1) Because Institutional Servicing Class Shares have not yet been offered to the public, the information provided in the table represents only the performance of Class I Shares. Class A Shares and Class I Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. However, because the classes do not have the same expenses, the expense ratio and the average annual total return of Class A Shares will differ from the Class I Shares.

(2) Performance was previously compared against the Lehman Brothers Government 1-3 Year Index but was changed to the Merrill Lynch 1-3 Year Treasury Index because it is a more appropriate benchmark. The Merrill Lynch 1-3 Year Treasury Index is a subset of the Merrill Lynch Treasury Master Index. The maturity range on these securities is from one to three years. This index is available on a monthly basis in price-only and total return versions. The value was set at 100 on 12/31/1975. The Lehman Brothers Government 1-3 Year Index is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included. Lehman Brothers Government 1-3 Year Index is a trademark of Lehman Brothers, Inc.


                       AHA FULL MATURITY FIXED INCOME FUND

Investment Objective

The Fund seeks to provide the highest level of income consistent with long-term preservation of capital.

Principal Investment Strategies

The Fund uses multiple Investment Managers that each use distinct investment strategies to achieve the Fund's investment objective.

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes (at market value at the time of purchase) in: (i) fixed income securities that the U.S. Government, its agents or instrumentalities issue or guarantee, and (ii) money market instruments and non-convertible fixed income securities of other issuers having one of the three highest ratings of Moody's or S&P. The Fund may invest up to 20% of its total assets at the time of purchase in securities that Moody's rates Baa or S&P rates BBB or which, if not rated, the Fund's Investment Managers determine are of comparable quality.

The Fund has no minimum or maximum maturity for the securities it may purchase. The Fund's Investment Managers may vary the average maturity of the Fund's assets substantially and make buy and sell decisions based upon their individual analysis of prevailing interest rates and yields, the quality and value of particular securities, and the comparative risks and returns of alternative investments.

The Fund's Investment Managers may sell a portfolio holding if the security's creditworthiness or rating has deteriorated. However, so long as a security continues to meet the Fund's other criteria, the Investment Manager is not required to sell a security if the security's rating or credit quality deteriorates after its purchase.

Principal Investment Risks

The principal risks of investing in the Fund are listed below.

o Credit Risk
o Interest Rate Risk
o Prepayment Risk
o Management Risk

Please see "Principal Risk Considerations" following the Fund summaries for a description of these and other risks that may be applicable to your investment.


Performance

     The bar chart below shows the changes in the Fund's performance from year to year. When you consider the Fund's performance information, please remember that past performance is not necessarily an indication of how the Fund will perform in the future.

     Fund performance may be materially different by the time you receive this prospectus. For more current performance information, call 1-800-445-1341.

Year-by-Year Total Returns (as of 12/31 each year)
Class I Shares(1)

[BAR CHART]

1992   5.70%
1993  11.11%
1994  -3.74%
1995  17.18%
1996   2.24%
1997   9.36%
1998   8.11%
1999  -1.48%
2000  10.72%
2001   7.97%
2002   8.84%

During the periods included in this bar chart, the highest and lowest quarterly returns were 5.88% and -3.11%, respectively, for the quarters ended June 1995 and March 1994. The year-to-date total return as of March 31, 2003 was 1.53% for Class I Shares.

(1) Because Institutional Servicing Class Shares have not yet been offered to the public, the information provided in the bar chart represents only the performance of Class I Shares. Class A Shares and Class I Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. However, because the classes do not have the same expenses, the expense ratio and the average annual total return of Class A Shares will differ from the Class I Shares.

     The table on the next page compares the Fund's average annual total returns (before and after taxes) and the change in value of a broad measure of market performance over various periods ended December 31, 2002. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund's Class I Shares. The Fund's "Return After Taxes on Distributions"
shows the effect of taxable distributions (dividends and capital gain distributions), but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment in shares of the Fund. The Fund's "Return After Taxes on Distributions and Sale of Fund Shares" shows the effect both of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

     After-tax returns are calculated using the highest individual federal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not include the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than the "Return Before Taxes" because you are assumed to be able to use any capital loss on the sale of Fund shares to offset other taxable capital gains. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt.


Average Annual Total Returns (for periods ended 12/31/02)

Class I Shares(1)

All returns reflect reinvested dividends.



                                                  1 Year      5 Years   10 Years
                                                  ------      -------   --------

Full Maturity Fixed Income Fund

     Return Before Taxes                           8.84%      6.74%      6.86%

     Return After Taxes on Distributions           6.88%      4.32%      4.14%

     Return After Taxes on Distributions
     and Sale of Fund Shares                       5.35%      4.06%      4.12%

Lehman Brothers Government/Corporate(2)
     Intermediate Total Return Index               9.82%      7.48%      7.07%

Lehman Brothers Aggregate Bond Index(2)           10.27%      7.54%      7.51%

(reflects no deduction for fees, expenses or taxes)

(1) Because Institutional Servicing Class Shares have not yet been offered to the public, the information provided in the table represents only the performance of Class I Shares. Class A Shares and Class I Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. However, because the classes do not have the same expenses, the expense ratio and the average annual total return of Class A Shares will differ from the Class I Shares.
(2) Performance was previously compared against the Lehman Brothers Aggregate Bond Index but was changed to the Lehman Brothers Government/Corporate Intermediate Total Return Index because it is a more appropriate benchmark. The Lehman Brothers Government/Corporate Intermediate Total Return Index is a total return index consisting of investment grade corporate debt issues, as well as debt issues of U.S. government agencies and the U.S. Treasury. The debt issues all maintain maturities within a range of one to ten years. The Lehman Brothers Aggregate Bond Index is an unmanaged index generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities. The Lehman Brothers Aggregate Bond Index and Lehman Brothers Government/Corporate Intermediate Total Return Index are trademarks of Lehman Brothers, Inc.


                                AHA BALANCED FUND

Investment Objective

The Fund seeks to provide a combination of growth of capital and income.

Principal Investment Strategies

The Fund uses multiple Investment Managers to obtain expertise in both the equity and fixed-income markets to achieve the Fund's investment objective.

Under normal circumstances, the Fund invests no more than 75% of its net assets (at market value at the time of purchase) in common stocks that the Fund's Investment Managers believe offer long-term growth and/or income potential and at least 25% of its net assets in fixed income securities, some of which may be convertible into common stocks. Fixed income investments may include U.S. Government Securities, non-convertible debt of "investment grade" quality (e.g., that Moody's has rated Baa or higher or S&P has rated BBB or higher) and money market instruments. The Fund has no restrictions on market capitalization.

The Fund's Investment Managers pursue the Fund 's objectives in a way that seeks to reduce the magnitude and rapidity of short term movements in the net asset value of its shares. For the fixed income portion of the Fund, the Fund's
Investment Managers may vary the average maturity of the Fund 's assets substantially and make buy and sell decisions based upon their individual analysis of prevailing interest rates and yields, the quality and value of particular securities, and the comparative risks and returns of alternative investments. The Fund has no restrictions concerning the minimum or maximum maturity of its fixed income investments.

For the equity portion of the Fund, the investment strategies of the Fund's Investment Managers will differ, but typically will emphasize securities that have one or more of the following characteristics:

     o prices they believe are significantly below the intrinsic value of the company;
     o    favorable prospects for earnings growth;
     o    above average return on equity and dividend yield; and
     o    sound overall financial condition of the issuer.

An Investment Manager may determine to sell a security when its target value is realized, its earnings deteriorate, changing circumstances affect the original reasons for a security's purchase, or more attractive investment alternatives are identified.

Principal Investment Risks

The principal risks of investing in the Fund are listed below.

o    Market Risk
o    Credit Risk
o    Interest Rate Risk
o    Prepayment Risk
o    Management Risk

Please see "Principal Risk Considerations" following the Fund summaries for a description of these and other risks that may be applicable to your investment.

Performance

     The bar chart below shows the changes in the Fund's performance from year to year. When you consider the Fund's performance information, please remember that past performance is not necessarily an indication of how the Fund will perform in the future.

     Fund performance may be materially different by the time you receive this prospectus. For more current performance information, call 1-800-445-1341.

Year-by-Year Total Returns (as of 12/31 each year)
Class I Shares(1)

1992    5.06%
1993   10.76%
1994   -1.93%
1995   25.02%
1996   18.05%
1997   24.45%
1998    8.83%
1999   15.43%
2000    1.61%
2001    1.27%
2002  -11.18%


During the periods included in this bar chart, the highest and lowest quarterly returns were 12.71% and -9.96%, respectively, for the quarters ended December 1998 and September 2002. The year-to-date total return as of March 31, 2003 was -2.84% for Class I Shares.

(1) Because Institutional Servicing Class Shares have not yet been offered to the public, the information provided in the bar chart represents only the performance of Class I Shares. Class A Shares and Class I Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. However, because the classes do not have the same expenses, the expense ratio and the average annual total return of Class A Shares will differ from the Class I Shares.

     The table on the next page compares the Fund's average annual total returns (before and after taxes) and the change in value of a broad measure of market performance over various periods ended December 31, 2002. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund's Class I Shares. The Fund's "Return After Taxes on Distributions"
shows the effect of taxable distributions (dividends and capital gain distributions), but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment in shares of the Fund. The Fund's "Return After Taxes on Distributions and Sale of Fund Shares" shows the effect both of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

     After-tax returns are calculated using the highest individual federal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not include the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than the "Return Before Taxes" because you are assumed to be able to use any capital loss on the sale of Fund shares to offset other taxable capital gains. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt.


Average Annual Total Returns (for periods ended 12/31/02)
Class I Shares(1)
All returns reflect reinvested dividends.
                                                       1 Year  5 Years  10 Years
                                                       ------  -------  --------
Balanced Fund
     Return Before Taxes                              -11.18%   2.80%    8.64%
     Return After Taxes on Distributions              -11.65%  -1.51%    4.39%
     Return After Taxes on Distributions
     and Sale of Fund Shares                           -6.88%   1.92%    5.33%


S&P 500(R)Stock Index(2)                              -22.10%  -0.57%    9.34%
(reflects no deduction for fees, expenses or taxes)

Lehman Brothers Aggregate Bond Index(2)                10.27%   7.54%    7.51%
(reflects no deduction for fees, expenses or taxes)

(1) Because Institutional Servicing Class Shares have not yet been offered to the public, the information provided in the table represents only the performance of Class I Shares. Class A Shares and Class I Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. However, because the classes do not have the same expenses, the expense ratio and the average annual total return of Class A Shares will differ from the Class I Shares.
(2) The S&P 500(R) Stock Index is a broad market-weighted average of U.S. blue-chip companies. The Lehman Brothers Aggregate Bond Index is an unmanaged index generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities. S&P 500(R) Stock Index is a registered trademark of McGraw-Hill, Inc. The Lehman Brothers Aggregate Bond Index is a trademark of Lehman Brothers, Inc.


                           AHA DIVERSIFIED EQUITY FUND

Investment Objective

The Fund seeks to provide long-term capital growth.

Principal Investment Strategies

The Fund uses multiple Investment Managers that each use distinct investment styles and research techniques to achieve the Fund's investment objective.

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes (at market value at the time of purchase) in common stocks that are diversified among various industries and market sectors. The Fund may also invest up to 20% of its net assets at the time of purchase in fixed income securities, including money market instruments having one of the three highest ratings of Moody's or S&P. The Fund has no restrictions on market capitalization.

The investment strategies of the Fund's Investment Managers will differ, but typically will emphasize securities that have one or more of the following characteristics:

     o prices they believe to be significantly below the intrinsic value of the company;
     o    favorable prospects for earnings growth;
     o    above average return on equity and dividend yield; and
     o    sound overall financial condition of the issuer.

An Investment Manager may determine to sell a security when its target value is realized, its earnings deteriorate, changing circumstances affect the original reasons for a security's purchase, or more attractive investment alternatives are identified.

Principal Investment Risks

The principal risks of investing in the Fund are listed below.

o    Market Risk
o Credit Risk
o Interest Rate Risk
o Prepayment Risk
o Management Risk

Please see "Principal Risk Considerations" following the Fund summaries for a description of these and other risks that may be applicable to your investment.


Performance

     The bar chart below shows the changes in the Fund's performance from year to year. When you consider the Fund's performance information, please remember that past performance is not necessarily an indication of how the Fund will perform in the future.

     Fund performance may be materially different by the time you receive this prospectus. For more current performance information, call 1-800-445-1341.

Year-by-Year Total Returns (as of 12/31 each year)
Class I Shares(1)

[BAR CHART]

1992   9.51%
1993  10.02%
1994  -0.39%
1995  33.73%
1996  23.35%
1997  33.64%
1998  16.67%
1999  20.98%
2000  -2.92%
2001  -2.05%
2002 -19.59%


During the periods included in this bar chart, the highest and lowest quarterly returns were 20.91% and -17.30%, respectively, for the quarters ended December 1998 and September 2002. The year-to-date total return as of March 31, 2003 was -4.46% for Class I Shares.

(1) Because Institutional Servicing Class Shares have not yet been offered to the public, the information provided in the bar chart represents only the performance of Class I Shares. Class A Shares and Class I Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. However, because the classes do not have the same expenses, the expense ratio and the average annual total return of Class A Shares will differ from the Class I Shares.

     The table on the next page compares the Fund's average annual total returns (before and after taxes) and the change in value of a broad measure of market performance over various periods ended December 31, 2002. After-tax returns are intended to show the impact of assumed federal income taxes on an investment in the Fund's Class I Shares. The Fund's "Return After Taxes on Distributions"
shows the effect of taxable distributions (dividends and capital gain distributions), but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment in shares of the Fund. The Fund's "Return After Taxes on Distributions and Sale of Fund Shares" shows the effect both of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

     After-tax returns are calculated using the highest individual federal income tax rate in effect at the time of each distribution and assumed sale of Fund shares, but do not include the impact of state and local taxes. In some instances, the "Return After Taxes on Distributions and Sale of Fund Shares" may be greater than the "Return Before Taxes" because you are assumed to be able to use any capital loss on the sale of Fund shares to offset other taxable capital gains. Your actual after-tax returns depend on your own tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts or to investors who are tax-exempt.


Average Annual Total Returns (for periods ended 12/31/02)
Class I Shares(1)
All returns reflect reinvested dividends.
                                                       1 Year   5 Years 10 Years
                                                       ------   ------- --------
Diversified Equity Fund
     Return Before Taxes                               -19.59%   1.54%   10.06%
     Return After Taxes on Distributions               -19.80%  -1.28%    7.15%
     Return After Taxes on Distributions
     and Sale of Fund Shares                           -12.14%   1.68%    6.43%

S&P 500(R)Stock Index(2)                               -22.10%  -0.57%    9.34%
(reflects no deduction for fees, expenses or taxes)

Russell 1000(R)Value Index(2)                          -15.52%   1.16%   10.80%
(reflects no deduction for fees, expenses or taxes)

(1) Because Institutional Servicing Class Shares have not yet been offered to the public, the information provided in the table represents only the performance of Class I Shares. Class A Shares and Class I Shares would have substantially similar annual returns because the shares are invested in the same portfolio of securities. However, because the classes do not have the same expenses, the expense ratio and the average annual total return of Class A Shares will differ from the Class I Shares.
(2) The S&P 500(R) Stock Index is a broad market-weighted average of U.S. blue-chip companies. The Russell 1000(R) Value Index measures the performance of those Russell 1000(R) companies with lower price-to-book ratios and lower forecasted growth values. S&P 500(R) Stock Index is a registered trademark of McGraw-Hill, Inc. Russell 1000(R) Value Index is a registered trademark of The Frank Russell Company.


                           AHA U.S. GROWTH EQUITY FUND

Investment Objective

The Fund seeks long-term capital appreciation.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes (at market value at the time of purchase) in the common stocks of U.S. issuers, but may also invest up to 10% of its net assets at the time of purchase in the common stocks of non-U.S. companies. The Fund may also invest up to 20% of its net assets at the time of purchase in fixed income securities, including money market instruments, having one of the three highest ratings of Moody's or S&P.

The Fund typically will invest in a security of a company that has one or more of the following characteristics:

     o a market capitalization of at least $5 billion at the time of investment;
     o superior earnings growth prospects (relative to companies in the same industry or the market as a whole);
     o    high profitability; o superior management; and
     o a sustainable competitive advantage. The Investment Manager may determine to sell a security when its target value is realized, its earnings deteriorate, changing circumstances affect the original reasons for a security's purchase, or it identifies more attractive investment alternatives.

Principal Investment Risks

The principal risks of investing in the Fund are listed below.

o Market Risk
o Growth Securities Risk
o Credit Risk
o Interest Rate Risk
o Prepayment Risk
o Foreign Securities Risk
o Management Risk


Please see "Principal Risk Considerations" following the Fund summaries for a description of these and other risks that may be applicable to your investment.

Performance

     Performance information for the Fund has not been presented because the Fund had not commenced operations and therefore had not been in operation for a full calendar year.


                       AHA INTERNATIONAL CORE EQUITY FUND

Investment Objective

The Fund seeks to provide long-term capital appreciation.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes (at market value at the time of purchase), in the common stock and depository receipts of foreign issuers domiciled in developed countries within Europe, Australia and the Far East. The Fund also may invest up to 20% of its net assets in fixed income securities, including money market instruments having one of the three highest ratings of Moody's or S&P.

The Fund buys and sells foreign currencies to enable it to purchase and sell securities in markets outside the U.S. The Fund may use other hedging strategies, including those that employ futures and options, to gain or reduce exposure to particular markets. These strategies, commonly called derivatives, involve the use of financial instruments the values of which depend on, or are derived from, the value of an underlying security, index or currency. Although the Fund may engage in foreign currency hedge transactions to help reduce risk, those transactions may not be effective or appropriate in particular situations, nor will they protect against declines in security values.

The Fund typically will invest in the securities of a company that the Investment Manager believes has one or more of the following characteristics:

     o    a leader in its industry on a global, regional or local basis;
     o consistent and superior earnings growth (relative to companies in the same industry or the market as a whole);
     o    high profitability;
     o    superior management; and
     o    sustainable competitive advantage.

The Investment Manager may determine to sell a security when its target value is realized, its earnings deteriorate, changing circumstances affect the original reasons for a security's purchase, or it identifies more attractive investment alternatives.

Principal Investment Risks

The principal risks of investing in the Fund are listed below.

o Market Risk
o Foreign Securities Risk
o Currency Risk
o Credit Risk
o Interest Rate Risk
o Prepayment Risk
o Hedging Risk
o Management Risk

Please see "Principal Risk Considerations" following the Fund summaries for a description of these and other risks that may be applicable to your investment.

Performance

     Performance information for the Fund has not been presented because the Fund had not commenced operations and therefore had not been in operation for a full calendar year.


                          PRINCIPAL RISK CONSIDERATIONS

     There is no guarantee that a Fund will be able to achieve its investment objective. The value of your investment in a Fund will change, which means that you may lose money by investing in any of the Funds. The principal risks of investing in the various Funds are summarized in the chart below.

------------------------ -------- -------- -------- ----------- ------ -------------
                          Limited   Full
                         Maturity Maturity                       U.S.
                           Fixed   Fixed            Diversified Growth International
                          Income   Income  Balanced   Equity    Equity  Core Equity
------------------------ -------- -------- -------- ----------- ------ -------------

Credit Risk                  X        X       X          X        X          X
------------------------ -------- -------- -------- ----------- ------ -------------
Currency Risk                                                                X
------------------------ -------- -------- -------- ----------- ------ -------------
Foreign Securities Risk                                           X          X
------------------------ -------- -------- -------- ----------- ------ -------------
Growth Securities Risk                                            X
------------------------ -------- -------- -------- ----------- ------ -------------
Hedging/Derivatives Risk                                                     X
------------------------ -------- -------- -------- ----------- ------ -------------
Interest Rate Risk           X        X       X          X        X          X
------------------------ -------- -------- -------- ----------- ------ -------------
Management Risk              X        X       X          X        X          X
------------------------ -------- -------- -------- ----------- ------ -------------
Market Risk                                   X          X        X          X
------------------------ -------- -------- -------- ----------- ------ -------------
Prepayment Risk              X        X       X          X        X          X
------------------------ -------- -------- -------- ----------- ------ -------------


     Credit Risk - The risk that the issuer or the guarantor of a fixed income security or the counterparty to a derivative contract, repurchase agreement or loan of a security may not be able to meet its principal and/or interest payment obligations or otherwise to honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings.

     Currency Risk - The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies will negatively affect the values of the Fund's non-U.S. investments. The exchange rates between foreign currencies and the U.S. dollar fluctuate daily for many reasons, including changes in interest rates, currency controls or adverse political or economic developments.

     Foreign Securities Risk - The risk that the prices of foreign securities, including depository receipts that trade on U.S. markets may be more volatile than securities of U.S. issuers or securities that trade exclusively on U.S. markets due to limited availability of public information concerning foreign issuers, less securities regulation, less liquidity, exchange controls or exchange rate fluctuation, less favorable tax provisions, restrictions on currency transfer, expropriation, limits on repatriation of capital, or other adverse political or economic developments. To the extent that a Fund focuses its investments in a particular currency or narrowly defined area, such as the Pacific Rim, it generally will have more exposure to regional economic risks associated with foreign investments because companies in those areas may share common characteristics and often are subject to similar business risks and regulatory burdens, and their securities may react similarly to economic, market, political or other developments.

     Growth Securities Risk - The risk that an investment in the equity securities of the companies that the Investment Manager believes will experience relatively rapid earnings growth may be volatile. The values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities. Growth stocks may not perform as well as other asset types during given periods.

     Hedging Risk - The risk that downward price changes in a security may result in a loss greater than the Fund's investment in the security. This risk exists through the use of certain securities or techniques (e.g., derivative securities or purchases on margin) that tend to magnify changes in an index or market.

     Interest Rate Risk - The risk that changing interest rates may adversely affect the value of an investment. With fixed-rate securities, an increase in prevailing interest rates typically causes the value of those securities to fall. Changes in interest rates will affect the value of longer-term fixed income securities more than shorter-term securities and lower quality securities more than higher quality securities.

     Management Risk The risk that the Investment Managers' security selections and other investment decisions might produce losses or cause the Fund to underperform when compared to other funds with similar investment goals. The Investment Managers' ability to choose suitable investments has a significant impact on each Fund's ability to achieve its investment objective. The Funds, with the exception of the Limited Maturity Fixed Income Fund, U.S. Growth Equity Fund and International Core Equity Fund use multiple Investment Managers. The use of multiple Investment Managers may also cause a high level of portfolio turnover, resulting in higher brokerage expenses and increased tax liability from the Fund's realization of capital gains.

     Market Risk - The risk that the value of securities will rise and fall due to factors affecting securities' markets. Market risk may affect a single issuer, a section of the economy, or the market as a whole. Equity securities generally have greater price volatility in response to company, market, economic or other news than fixed income securities.

     Prepayment Risk - The risk that issuers will prepay fixed-rate obligations when interest rates fall, forcing a fund to re-invest in obligations with lower interest rates than the original obligations.


                  ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS

     The investment objective of each Fund is fundamental and may not be changed by the board of directors of the Funds (the "Board of Directors") without shareholder approval.

Temporary Defensive Investments

     During periods of adverse market or economic conditions, the Balanced Fund, Diversified Equity Fund, U.S. Growth Equity Fund and International Core Equity Fund may temporarily invest all or a substantial portion of their assets in fixed income securities and money market instruments having one of the three highest ratings of Moody's or S&P, or may hold cash. Such a defensive position may prevent a Fund from meeting its investment objectives.

Portfolio Turnover

     There are no limits on portfolio turnover. Turnover may vary significantly from year to year. It is estimated that the portfolio turnover rates of the Limited Maturity Fixed Income Fund and the Full Maturity Fixed Income Fund will not exceed 350%. The turnover rates of these Funds reflect the effect of their policies to alter their maturity structures in response to market conditions. It is estimated that the turnover rate for the fixed income segment of the Balanced Fund will not exceed 200%, and its equity segment will not exceed 150%. The Balanced Fund's assets may be shifted between fixed income and equity securities, but it is estimated that overall portfolio turnover rate of this Fund will not exceed 200%. It is estimated that the portfolio turnover rate of the U.S. Growth Equity Fund, the International Core Equity Fund and the Diversified Equity Fund will not exceed 150%. Portfolio turnover may produce capital gains or losses that result in tax consequences for Fund investors. Portfolio turnover also increases transaction expenses, which reduces a Fund's return.

                                FEES AND EXPENSES

Below are the fees and expenses that you may pay if you buy and hold shares of a Fund.

                                                                Institutional
Shareholder Fees                                                  Servicing
----------------                                                     Class
(fees paid directly from your investment)              I Shares     Shares
                                                       -------- -------------

Maximum Sales Charge (Load) Imposed on Purchases         None        None

Maximum Deferred Sales Charge (Load)                     None        None

Maximum Sales Charge (Load) Imposed on Reinvested
   Dividends                                             None        None

Exchange Fee                                             None        None

Redemption Fee                                           None        None


Annual Fund Operating Expenses(1)
(expenses that are deducted from Fund assets)

Class I Shares

-------------------------------------------------------------------------------------------
                                                                           U.S.    Int'l
       Expense                 Limited     Full              Diversified  Growth   Core
                               Maturity  Maturity  Balanced     Equity    Equity   Equity
-------------------------------------------------------------------------------------------

Management Fees(2)              0.50%     0.50%     0.75%       0.75%     0.75%    1.00%
-------------------------------------------------------------------------------------------
Distribution (12b-1) Fees       0.00%     0.00%     0.00%       0.00%     0.00%    0.00%
-------------------------------------------------------------------------------------------
Other Expenses                  0.33%     0.69%     0.95%       0.38%     0.68%(4) 0.81%(4)
-------------------------------------------------------------------------------------------
Total Annual Fund Operating     0.83%     1.19%     1.70%       1.13%     1.43%(4) 1.81%(4)
   Expenses(3)
-------------------------------------------------------------------------------------------
Section 1.01

  Institutional Servicing Class Shares
--------------------------------------------------------------------------------------------
                                                                            U.S.   Int'l
       Expense                 Limited     Full              Diversified  Growth   Core
                               Maturity  Maturity  Balanced    Equity     Equity   Equity
--------------------------------------------------------------------------------------------
Management Fees(2)              0.50%     0.50%     0.75%       0.75%     0.75%    1.00%
--------------------------------------------------------------------------------------------
Distribution (12b-1) Fees       0.25%     0.25%     0.25%       0.25%     0.25%    0.25%
--------------------------------------------------------------------------------------------
Other Expenses                  0.43%     0.79%     1.12%5      0.58%     0.88%(4) 1.01%(4)
--------------------------------------------------------------------------------------------
Total Annual Fund Operating     1.18%     1.54%     2.12%       1.58%     1.88%(4) 2.26%(4)
   Expenses(3)
--------------------------------------------------------------------------------------------

(1) Expenses are based on amounts incurred by the Funds during the fiscal year ended June 30, 2002. However, "Other Expenses" of each Fund do not include certain expenses (including legal fees) related to restructuring each Fund as a feeder fund in a master-feeder structure that were incurred in the fiscal year ended June 30, 2002, but are not expected to be incurred in the current fiscal year. "Other Expenses" also include certain other expenses that were expected to be incurred under the master-feeder structure which were not incurred for the entire fiscal year ended June 30, 2002.
(2) The Fund pays CCM Advisors, LLC ("CCM Advisors"), the Fund's administrator, an administrative services fee of 0.065% of the Fund's average daily net assets, which is included in "Other Expenses."
(3) CCM Advisors has undertaken to reimburse each Fund to the extent that the total operating expenses exceed the levels indicated below:


                                                  Expense Level
                                        (as a % of average daily net assets)
                                                         Institutional
       Fund                                Class I       Servicing Class
       ----                                -----------------------------
       Limited Maturity                    1.00%         1.35%
       Full Maturity                       1.00%         1.35%
       Balanced                            1.50%         1.92%
       Diversified Equity                  1.25%         1.70%
       U.S. Growth Equity                  1.75%         2.20%
       International Core Equity           2.00%         2.45%

CCM Advisors or the Funds may terminate this undertaking at any time. Total operating expenses as shown in the table above do not include amounts that CCM Advisors anticipates it will reimburse the Fund pursuant to that undertaking. When CCM Advisors has reimbursed a Fund for expenses that exceed the levels shown above, CCM Advisors may recover the reimbursed amounts for a period that does not exceed three years, to the extent this can be done without exceeding the expense limits.

(4) Because the Fund is new, the amount shown for "other expenses" is the estimated amount that the Fund will incur.

(5) The shareholder servicing fee that is part of the Other Expenses for the Institutional Servicing Class Shares of the Balanced Fund is computed daily and paid monthly, at an annual rate of (i) 0.20% of the average daily net asset value for the equity portion of the Balanced Fund held of record by the shareholder servicing agent from time to time on behalf of such agent's customers and (ii) 0.10% of the average daily net asset value for shares of the fixed income portion of Balanced Fund held of record by the agent from time to time on behalf of the agent's customers.

Example: This example is intended to help you compare the cost of investing in a Fund with that of investing in other mutual funds. The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that you earn a 5% return each year and that operating expenses remain the same. The example is for illustration only, your actual costs may be higher or lower then the amounts shown.

Class I Shares

--------------------------------------------------------------------------------
                                                                  U.S.    Int'l
Time Period      Limited       Full                Diversified   Growth    Core
                Maturity      Maturity   Balanced     Equity     Equity   Equity
-------------------------------------------------------------------------------
1 year             $85         $121        $173        $115     $146      $184
-------------------------------------------------------------------------------
3 years           $265         $378        $536        $359     $452      $569
-------------------------------------------------------------------------------
5 years           $460         $654        $923        $622      N/A       N/A
-------------------------------------------------------------------------------
10 years        $1,025       $1,443      $2,009      $1,375      N/A       N/A
-------------------------------------------------------------------------------


Institutional Servicing Class Shares

--------------------------------------------------------------------------------
                                                                  U.S.    Int'l
Time Period      Limited        Full               Diversified   Growth    Core
                Maturity      Maturity   Balanced   Equity       Equity   Equity
--------------------------------------------------------------------------------
1 year            $120         $157        $215      $161       $191       $229
--------------------------------------------------------------------------------
3 years           $375         $486        $664      $499       $591       $706
--------------------------------------------------------------------------------
5 years           $649         $839      $1,139      $860        N/A        N/A
--------------------------------------------------------------------------------
10 years        $1,432       $1,834      $2,452    $1,878        N/A        N/A
--------------------------------------------------------------------------------


                             SHAREHOLDER INFORMATION

Pricing of Fund Shares

     Shares of the Funds are bought and sold at net asset value on each day the New York Stock Exchange ("NYSE") is open for regular session trading, that is not a bank holiday. Net asset value is determined by dividing the value of a Fund's securities and other assets, less liabilities, by the number of shares outstanding. The Funds calculate their net asset value at the close of the regular trading session on the NYSE, usually 4:00 p.m., Eastern Time.

     Portfolio securities and assets are valued chiefly by quotations from the primary market in which they are traded. When reliable market quotations are not readily available, securities are valued by a method that the Board of Directors believes reflects a fair value. A Fund may also use fair-value pricing if the value of a security it holds is materially affected by events occurring after the close of the primary market on which the security is traded. The effect of fair-value pricing will be that net asset value will not be based on quoted prices, but on a price which the Board of Directors believes reflects the current and true price of the security.

     Values of foreign securities are translated from local currencies into U.S. dollars using currency exchange rates. Trading in securities in foreign markets takes place on some days (including some weekend days and U.S. holidays) when the NYSE is not open, and does not take place on some days the NYSE is open. Accordingly, the value of a Fund's securities may change on days when a Fund does not calculate its NAV and shareholders are not able to buy or sell Fund shares.

Investment Minimums

     Class I Shares

     The minimum initial investment for Class I Shares in each Fund is $100,000. There is no minimum for subsequent investments. The Funds reserve the right to change the minimum amount required to open an account or to add to an existing account without prior notice.

     Institutional Servicing Class Shares

     The minimum initial investment for Institutional Servicing Class Shares in each Fund is $500,000. There is no minimum for subsequent investments. The Funds reserve the right to change the minimum amount required to open an account or to add to an existing account without prior notice.

How to Buy Shares

     You may purchase shares on any day that the NYSE is open for regular session trading that is not a bank holiday. There are three ways to purchase shares of the Fund:

--------------------------------------------------------------------------------------------
                                        BY MAIL
--------------------------------------------------------------------------------------------
TO OPEN AN ACCOUNT:                                TO ADD TO AN ACCOUNT:
-------------------                                ---------------------

Complete and sign an application.
                                                   Article IV. Make your check payable to
Article II. Make your check payable to the         the Fund inwhich you choose to invest.
Fund in which you choose to invest. The check      The check must be drawn on a U.S. bank.
must be drawn on a U.S bank and payable in         The Funds will not accept third-party
U.S. dollars. Please be sure to furnish your       checks.
taxpayer identification number. The Funds
will not accept third-party checks.                Please include your account number on the
Article III. Send your completed application       check and send you check to:
and check to:

Regular Mail:
                  AHA Investment Funds, Inc.       Article V.
                c/o U.S. Bancorp Services, LLC     Regular Mail:
                          P.O. Box 701                  AHA Investment Funds, Inc.
                    Milwaukee,  WI 53201-0701         c/o U.S. Bancorp Services, LLC
                                                              P.O. Box 701
                                                         Milwaukee, WI 53201-0701
Overnight Delivery
                  AHA Investment Funds, Inc.       Overnight Delivery
                c/o U.S. Bancorp Services, LLC          AHA Investment Funds, Inc.
                   615 East Michigan Street           c/o U.S. Bancorp Services, LLC
                      Milwaukee, WI 53202                615 East Michigan Street
                                                            Milwaukee, WI 53202

You may make an initial investment prior to
U.S. Bancorp's receipt of your completed
application; however, redemptions will not
be processed or paid until U.S. Bancorp
receives your completed application.
--------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------
                                  BY BANK WIRE
-------------------------------------------------------------------------------------------------
TO OPEN AN ACCOUNT:                                TO ADD TO AN ACCOUNT:
-------------------                                ---------------------

Complete, sign and mail your completed             Call the Fund at 1-800-445-1341, during
application to:                                    business hours, to initiate your purchase.
               AHA Investment Funds, Inc.          Please be sure to furnish your account number.
           c/o U.S. Bancorp Fund Services, LLC
                      P.O. Box 701                 Wire your funds to:
             Milwaukee, WI  53201-0701

                                                             U.S. Bank, N.A.
  Overnight Delivery:                              Account of U.S. Bancorp Fund Services, LLC
               AHA Investment Funds, Inc.                777 East Wisconsin Ave.
             c/o U.S. Bancorp Services, LLC                    Milwaukee, WI
                615 East Michigan Street                   ABA Number 042000013
                   Milwaukee, WI 53202               For Credit to: AC #112-952-137
                                                      Account Name: Name of Investor
                                                                 Fund Name

You may make an initial investment prior to        If you wish to make purchases via Electronic
U.S. Bancorp's receipt of your completed           Funds Transfer, please call the Funds at
application; however, redemptions will not         1-800-445-1341 during business hours to
be paid until U.S. Bancorp receives your           initiate the Electronic Funds Transfers
completed application.                             through your checking/savings account.
                                                   Electronic Funds Transfers are not allowed
Call the Fund at 1-800-445-1341, during            for initial purchase, only subsequent
business hours, to initiate your purchase.         purchase.
Please be sure to furnish your taxpayer
identification number.

            Wire your funds to:                    Amounts sent by wire or electronic funds
              U.S. Bank, N.A.                      must be received by 4:00 p.m. (Eastern Time)
Account of U.S. Bancorp Fund Services, LLC         in order to buy shares that day.
          777 East Wisconsin Ave.
               Milwaukee, WI
           ABA Number 042000013
      For Credit to: AC #112-952-137
      Account Name: Name of Investor
                Fund Name

-------------------------------------------------------------------------------------------------
The Funds do not impose charges for wire services, but your bank may impose such charges.

The Fund and  U.S.  Bank are not  responsible  for the  consequences  of  delays resulting from the banking or Federal  Reserve Wire System,  or from  incomplete wiring instructions.
-------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
             THROUGH A FINANCIAL INSTITUTION/FINANCIAL PROFESSIONAL
--------------------------------------------------------------------------------
Contact  your  financial   institution  or  financial   professional   for  more
information.

If a financial institution/financial professional is an agent or designee of the Fund, orders are processed at the net asset value next calculated after the agent receives the order. The agent must segregate any orders it receives after the close of regular trading on the NYSE and transmit those orders separately for execution at the net asset value next determined.

Your financial institution or financial professional may establish higher minimum investment requirements than the Funds and may also independently charge you transaction fees and additional amounts in return for its services.
--------------------------------------------------------------------------------

Additional Information About Purchasing Shares

o As long as the Funds receive your purchase order and Federal funds before the close of regular session trading on the NYSE (generally 4:00 p.m., Eastern Time), your shares will be considered to be received that day and your shares will be purchased at that day's net asset value. Otherwise, your purchase order will be considered to be received the next business day, and your shares will be purchased at the next day's net asset value.

o You will begin earning dividends on the next business day after your purchase order is executed.

o The Funds reserve the right to reject any purchase request, including a purchase request that may disrupt a Fund's operation or performance (See "Policy on Trading of Fund Shares"). The Funds also reserve the right to reject certain purchase requests in connection with various anti-money laundering laws and regulations. The Funds will not be responsible for any loss, liability, cost or expense resulting from rejecting any purchase request.

o The Funds will not accept cash, money orders, travelers checks or starter checks.

o You must certify whether you are subject to withholding for failing to report income to the Internal Revenue Service. The Funds may return investments received without a certified taxpayer identification number.

o The Funds will not issue share certificates (although share certificates have been issued in the past).

How to Exchange Shares

     Shares of any Fund may be exchanged for the same class of shares of any other Fund on the basis of the respective net asset values of the Funds at the time of exchange. An exchange involves the redemption of shares of one Fund and investment of the redemption proceeds in the same class of shares of another Fund. Redemptions will be made at the net asset value per share next determined after receipt of an exchange request in proper order. Shares of the Fund to be acquired will be purchased after receipt of your redemption request at the net asset value of those shares next determined after satisfaction of the purchase order requirements of the Fund whose shares are being acquired. An exchange is a sale and any gain or loss realized on an exchange may be recognized for federal income tax purposes. The Fund reserves the right to modify or terminate the exchange privilege and to impose fees for and limitations on its use.

     If you wish to exchange between Funds, you may transfer investments among existing accounts or you may open a new account to accept the exchange from an existing account. When requesting an exchange between Funds, both accounts must be registered in the same name, with the same address and taxpayer identification number. There are three ways to exchange your shares:

--------------------------------------------------------------------------------
                                     BY MAIL
--------------------------------------------------------------------------------
Send a written request using the procedures for written redemption requests below.

No signature guarantee is required.

If you were issued certificates for the shares being exchanged, the signed certificates and completed stock power form must accompany your written request.

                  For further information call: 1-800-445-1341.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  BY TELEPHONE
--------------------------------------------------------------------------------
You must request telephone exchange privileges on your initial account application.

To authorize telephone exchanges after establishing your Fund account, send a signed written request to:

                           AHA Investment Funds, Inc.
                       c/o U.S. Bancorp Fund Services, LLC
                      615 East Michigan Street - 3rd Floor
                               Milwaukee, WI 53202


To request an exchange, call: 1-800-445-1341

Shares exchanged by telephone must have a value of $1,000 or more.

Exchange instructions must be received before 4:00 p.m. (Eastern Time).
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
             THROUGH A FINANCIAL INSTITUTION/FINANCIAL PROFESSIONAL
--------------------------------------------------------------------------------
Contact  your  financial   institution  or  financial   professional   for  more
information.

Exchange instructions must be received before 4:00 p.m. (Eastern Time).

Your financial institution or financial professional may charge you transaction fees and additional amounts in return for its services.

--------------------------------------------------------------------------------

     Excessive trading can hurt both performance and shareholders. If you make excessive exchanges, the Funds may limit the number of exchanges between Funds, modify or discontinue the exchange privilege and impose fees for its use upon not less than sixty days written notice to shareholders. (See "Policy on Trading of Fund Shares").

How to Sell Shares

     You may redeem some or all of your shares on any day the NYSE is open for regular session trading and that is not a bank holiday. The Funds ordinarily will pay redemption proceeds within seven days after receipt and acceptance of your redemption request. Redemption proceeds will be paid by wire transfer of Federal funds to the bank account designated on your account application. Upon request, the Funds will pay redemption proceeds by check mailed to your address of record.

     There are three ways to redeem your shares:

--------------------------------------------------------------------------------
                                     BY MAIL
--------------------------------------------------------------------------------
Complete a written redemption request that includes:

     o    the Fund's name;

     o    your account number;

     o    each account owner's name and address;

     o    the dollar amount or number of shares to be sold; and

     o    the signature of each owner as it appears on the account.

                                   Article VI. Send the written request to:

Article VII.                                   Regular Mail: Overnight Delivery:

  AHA Investment Funds, Inc.                      AHA Investment Funds, Inc.
  c/o U.S. Bancorp Services, LLC                  c/o U.S. Bancorp Services, LLC
  P.O. Box 701                                    615 East Michigan Street
  Milwaukee, WI 53201-0701                        Milwaukee, WI  53202

If you were issued certificates for the shares being redeemed, the signed certificates and completed stock power form must accompany your written request.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                  BY TELEPHONE
--------------------------------------------------------------------------------
You must make arrangements to redeem by telephone prior to the redemption. Please call 1-800-445-1341 for more information or to redeem during regular business hours.

Please be sure to furnish your taxpayer identification number.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
             THROUGH A FINANCIAL INSTITUTION/FINANCIAL PROFESSIONAL
--------------------------------------------------------------------------------
Contact  your  financial   institution  or  financial   professional   for  more
information.

Redemption requests must be received before 4:00 p.m. (Eastern Time).

Your financial institution or financial professional may charge you transaction fees and additional amounts in return for its services.

--------------------------------------------------------------------------------


Additional Information About Selling Shares

o As long as the Funds receive your redemption request in proper form before the close of regular trading on the NYSE (generally 4:00 p.m., Eastern
     Time), your shares will be sold at that day's net asset value. A redemption request is in proper form if it includes all of the required information listed in "How to Sell Shares" and the Fund has a completed application on file. If the Funds receive your redemption request after the close of regular trading on the NYSE, your redemption request will be executed the next business day, and your shares will be sold at the next day's net asset value.

o Shares generally continue earning dividends until the next business day after your trade date.

o If you were issued stock certificates for your shares, you must forward the certificates and a stock power, along with your redemption or exchange request. Each must be signed on behalf of the registered shareholder or by an authorized signatory.

o The Funds require a signature guarantee when a redemption request will be payable to anyone other than the account owners of record, mailed to an address other than the address of record, or wired to a bank other than one previously authorized. You can obtain a signature guarantee from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange.

o Special documentation may be required to redeem from certain types of accounts, such as trust, corporate, non-profit or retirement accounts. Please call us at 1-800-445-1341 before attempting to redeem from these types of accounts.

o Generally, payment of redemption proceeds will be made to your pre-authorized bank account within seven days of receipt and processing of your redemption request. If you recently have made a purchase, a Fund may withhold redemption proceeds until it is reasonably satisfied that it has received payment, which may take up to 15 days from the date of purchase.

o The Funds may suspend redemptions or postpone payments of redemption proceeds for more than seven days during any period when (a) the NYSE is closed for other than customary weekends or holidays; (b) trading on the NYSE is restricted; (c) there are emergency circumstances as determined by the Securities and Exchange Commission; or (d) the Securities and Exchange Commission has by order permitted such suspension to protect shareholders of a Fund.

o The Funds reserve the right to pay redemptions "in kind" - payment of portfolio securities rather than cash - if the amount you are redeeming is large enough to effect a Fund's operation. In these cases, you might incur brokerage costs in converting the securities to cash and will be subject to market exposure until the securities are sold. By calling us before you attempt to redeem a large dollar amount, you are more likely to avoid in-kind or delayed payment of your redemption.

Additional Information About Telephone Transactions

     You may give up some level of security by choosing to exchange or sell shares by telephone rather than by mail. To prevent unauthorized transactions in your account, the Funds will employ reasonable procedures to confirm that telephone instructions are genuine. If the Funds or their service providers follow these procedures, neither the Funds nor their service providers will be liable for any loss, liability, cost or expense arising from unauthorized or fraudulent telephone instructions. Because you may be responsible for unauthorized telephone requests, you should verify the accuracy of each telephone transaction as soon as you receive your account statement and you should take precautions to keep confidential your account number and tax identification number.

     During times of drastic economic or market changes, telephone transactions may be difficult to implement. In the event that you are unable to reach the Funds by telephone, requests may be mailed or hand-delivered to the Funds c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, Wisconsin 53202.

Policy on Trading of Fund Shares

     The Funds do not permit short-term or excessive trading. Excessive purchases, redemptions or exchanges of Fund shares disrupt investment management and increase Fund expenses. To promote the best interests of the Funds, each Fund reserves the right to reject any purchase order or exchange request it deems inappropriate - for example, one that appears so large that it would disrupt management of the Fund.

Automatic Redemption of Small Accounts

     The Funds reserve the right to redeem accounts having a value less than $500, unless the account value was reduced due to market activity. Proceeds from such a redemption will be sent directly to the shareholder. Before automatically redeeming your account, the Funds will notify you in writing and give you at least 60 days to increase the account balance. The Funds reserve the right to change the minimum needed to maintain an account at any time.


Reporting to Shareholders

     To reduce the volume of mail that you receive, only one copy of certain materials, such as shareholder reports, will be mailed to your household (same address). Please call 1-800-445-1341, if you want to receive additional copies free of charge. This policy may not apply if you purchase shares through an intermediary.

Distribution and Service Fees

     The Funds' distributor is Quasar Distributors, LLC (the "Distributor"). The Distributor, located at 615 East Michigan Street, Milwaukee, Wisconsin 53202, is a broker-dealer registered with the Securities and Exchange Commission.

     The Institutional Servicing Class Shares of each Fund have adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that permits the Funds to pay the Distributor a monthly fee as compensation for providing services to support the sale and distribution of the Funds' shares. The annual distribution fee may equal up to 0.25% of the average net assets of the Institutional Servicing Class Shares of each Fund. Over time these fees will reduce the return on your investment and may cost you more than paying other types of sales charges. Additionally, the Institutional Servicing Class Shares of each Fund may pay independent entities to perform account maintenance and shareholder servicing to Institutional Servicing Class shareholders. The fee for these services ranges from 0.10% of the daily net assets of the Fund's shares held by the agent for the Funds' fixed income products to 0.20% of the daily net assets of the Fund's shares held by the agent for the Funds' equity products.

                             MANAGEMENT OF THE FUNDS
Investment Adviser

     CCM Advisors serves as each Fund's investment adviser. Subject to the supervision of the Board of Directors, CCM Advisors is responsible for overseeing the day-to-day operations and business affairs of each Fund, including monitoring the performance of each Fund's Investment Manager(s). CCM Advisors' principal office is located at 190 South LaSalle Street, Suite 2800, Chicago, Illinois.

     CCM Advisors is majority-owned by Convergent Capital Management LLC ("CCM"), which in turn is majority owned by City National Corporation. CCM is a holding company that owns and maintains ownership interests (including majority ownership interests) in asset management firms. CCM does not provide investment advisory or related services to its affiliates, each of which operate independently of CCM, or to any clients of its affiliates. As of May 31, 2003, CCM affiliated firms managed assets for clients in excess of $6.5 billion.

     CCM Advisors provides all executive, administrative, clerical and other personnel necessary to operate the Funds and pays the salaries and other costs of employing all of those persons. CCM Advisors furnishes the Funds with office space, facilities, and equipment and pays the day-to-day expenses related to the operating and maintenance of such office space, facilities and equipment. Except for those expenses that CCM Advisors assumes, including those noted above, the Funds pay for all of their own expenses.

     Each Fund pays a management fee to CCM Advisors determined as a percentage of the Fund's average daily net assets. The fee is accrued daily and paid monthly. Out of the advisory fees that it receives from each Fund, CCM Advisors pays each Fund's Investment Manager for its sub-advisory services. The following chart shows the investment advisory fees paid by each Fund as a percentage of a Fund's average daily net assets, for the fiscal year ended June 30, 2002:

         Limited Maturity Fixed Income Fund          0.50%
         Full Maturity Fixed Income Fund             0.50%
         Balanced Fund                               0.75%
         Diversified Equity Fund                     0.75%

     U.S. Growth Equity Fund and International Core Equity Fund have not yet commenced operations. U.S. Growth Equity Fund will pay an annual management fee of 0.75% of that Fund's average daily net assets. International Core Equity Fund will pay an annual management fee of 1.00% of that Fund's average daily net assets.

Investment Managers

     CCM Advisors is responsible for the evaluation, selection and monitoring of each Fund's Investment Manager(s). CCM Advisors selects Investment Managers based on a variety of factors, including: investment style, performance record and the characteristics of each Investment Manager's typical investments. The assets of each multi-manager Fund are divided into segments and CCM Advisors is responsible for allocating the assets among the Investment Managers in accordance with their specific investment styles.

     The Investment Managers manage each Fund's investments and are responsible for making all investment decisions and placing orders to purchase and sell securities for the Funds. Subject to the oversight of CCM Advisors and the Board of Directors, the Investment Managers have complete discretion as to the purchase and sale of investments for the Funds consistent with each Fund's investment objective, policies and restrictions.

     Under an exemptive order from the Securities and Exchange Commission, CCM Advisors is permitted to enter into and materially amend portfolio management agreements with Investment Managers that are not affiliated with CCM Advisors without such agreements first being approved by the Fund's shareholders. The exemptive order also permits the Funds to disclose: (a) the aggregate fees paid to CCM Advisors and any affiliated Investment Manager and (b) aggregate fees paid to unaffiliated Investment Managers. If a Fund employs an Investment Manager affiliated with CCM Advisors, the Fund will provide separate disclosure of any fees paid to that Investment Manager. In addition, it is a condition of the exemptive order that within 90 days of hiring of any new Investment Manager that is unaffiliated with CCM Advisors, CCM Advisors will furnish shareholders of the Fund with an information statement about the new Investment Manager and Investment Sub-advisory Agreement. Any changes to the investment advisory contract between the Funds and CCM Advisors will still require shareholder approval.

     CCM Advisors has ultimate responsibility, subject to oversight of the Board of Directors, to oversee each investment manager and recommend its hiring, termination and replacement.

Limited Maturity Fixed Income Fund

     The Patterson Capital Corporation ("Patterson") serves as Investment Manager to the Limited Maturity Fixed Income Fund. Patterson is located at 2029 Century Park East #2950, Los Angeles, California 90067, and is a privately held advisory organization that provides investment management services to a variety of institutions, including investment companies and employee benefit plans. As of May 31, 2003, Patterson had approximately $1.2 billion of assets under management.

     The following individuals at Patterson share primary responsibility for the Limited Maturity Fixed Income Fund:

------------------- ------------------ -----------------------------------------
    Manager         Length of Service               Professional Experience
                                                     (for the past 5 years)
------------------- ------------------ -----------------------------------------
Jean M. Clark       Since 1991         Senior Vice President / Portfolio
                                       Manager, Patterson.
------------------- ------------------ -----------------------------------------
Joseph B. Patterson Since 1998         President, Chief Investment Strategist,
                                       Patterson.
------------------- ------------------ -----------------------------------------

Full Maturity Fixed Income Fund

     Baird Advisors and Western Asset Management Company ("Western") serve as Investment Managers to the Full Maturity Fixed Income Fund. Baird Advisors is located at 777 East Wisconsin Avenue, Suite 2100, Milwaukee, Wisconsin 53202, and is an institutional fixed income department within Robert W. Baird & Co., Inc. ("Baird"). Baird provides management services to pension plans, non-profit organizations and individuals. As of May 31, 2003, Baird had approximately $5.2 billion of assets under management.

     The following individuals at Baird Advisors share primary responsibility for the Full Maturity Fixed Fund:

-------------------- -------------------- --------------------------------------------------
    Manager          Length of Service                 Professional Experience
                                                       (for the past five years)
-------------------- -------------------- --------------------------------------------------
Gary A. Elfe         Since 2000           Managing Director, Senior Portfolio Manager, Baird
                                          Advisors (since 2000); prior thereto, Senior Vice
                                          President, Senior Portfolio Manager, Firstar
                                          Investment Research & Management Company, LLC
                                          (1978 - 2000).
-------------------- -------------------- --------------------------------------------------
Daniel A. Tranchita  Since 2000           Senior Vice President, Senior Portfolio Manager,
                                          Baird Advisors; prior thereto, Senior Vice
                                          President, Senior Portfolio Manager, Firstar
                                          Investment Research & Management Company, LLC
                                          (1989 - 2000).
-------------------- -------------------- --------------------------------------------------

     Western is located at 117 East Colorado Boulevard, Pasadena, California 91105, and is an independent affiliate of Legg Mason, Inc., a publicly held financial services organization that engages through its subsidiaries in the businesses of securities brokerage, investment management, corporate and public finance and real estate services. Western's Fixed-Income team has responsibility for the management of the Full Maturity Fixed Income Fund. All portfolios are managed on a team basis. The core investment team at Western has been together for 11 years. The average experience of the portfolio management group is 13 years. As of May 31, 2003, the firm had approximately $126.5 billion in assets under management.

     The following individual at Western is primarily responsible for the Full Maturity Fixed Income Fund:

------------------ ----------------- -------------------------------------------
      Manager      Length of Service              Professional Experience
                                                  (for the past five years)
------------------ ----------------- -------------------------------------------
Edward M. Moody    Since 2000        Portfolio Manager, Western (since 1985)
------------------ ----------------- -------------------------------------------

Balanced Fund

     Baird Advisors serves as Investment Manager to the fixed income portion of the Balanced Fund. Cambiar Investors, Inc. and Freeman Associates Investment Management LLC serve as Investment Managers to the equity portion of the Balanced Fund. See the descriptions under the Full Maturity Fixed Income Fund for information regarding Baird Advisors and the individuals at Baird Advisors who share primary responsibility for the fixed income portion of the Balanced Fund.

     Cambiar Investors, Inc. ("Cambiar") is located at 2401 East Second Avenue, Suite 400, Denver, Colorado 80206 and until July 2001, was a subsidiary of United Asset Management Corporation ("UAM"), a subsidiary of Old Mutual plc, a publicly held company. In July 2001, Cambiar's principals purchased Cambiar from UAM/Old Mutual. Cambiar was organized in 1973 and provides investment management services for pension plans, foundations and endowments and high net worth individuals. As of May 31, 2003, the firm had approximately $1.5 billion of assets under management.

     The following individuals at Cambiar share primary responsibility for the Balanced Fund:

------------------- ----------------- -------------------------------------------------
   Manager          Length of Service              Professional Experience
                                                   (for the past five years)
------------------- ----------------- -------------------------------------------------

Brian M. Barish     Since 1997        President and Treasurer (since Feb. 2000),
                                      Director of Research (since Jan. 1999); Portfolio
                                      Manager (since Feb. 1997), Senior Vice President
                                      (Jan. 1999 - Jan. 2000), Vice President and
                                      Analyst (Feb. 1997 - Dec. 1998), Cambiar; prior
                                      thereto, Vice President of Investment Research,
                                      Lazard Freres & Co. LLC.

------------------- ----------------- -------------------------------------------------
Ania A. Aldrich     Since 1999        Vice President and Portfolio Manager, Cambiar
                                      (since 1999); prior thereto, Global Equity
                                      Analyst, Bankers Trust Company.
------------------- ----------------- -------------------------------------------------
Maria L. Azari      Since 1998        Vice President and Portfolio Manager (since 1999)
                                      Securities Analyst (since 1997), Cambiar; prior
                                      thereto Investment Analyst, Eaton Vance.

------------------- ----------------- -------------------------------------------------
Michael J. Gardner  Since 1999        Vice President and Portfolio Manager, Cambiar
                                      (since 1995); prior thereto, Investment Analyst,
                                      Simmons & Co.
------------------- ----------------- -------------------------------------------------

     Freeman Associates Investment Management LLC ("Freeman") is located at 16236 San Dieguito Road, Suite 2-20, P.O. Box 9210, Rancho Santa Fe, California 92067, and is a privately held company that is controlled by John D. Freeman. Formerly known as the Investment Research Company, the firm was organized in 1985 and provides investment management services to institutions, retirement plans, and non-profit organizations. As of May 31, 2003, the firm had approximately $2.1 billion of assets under management.

     The following individuals at Freeman share primary responsibility for the Balanced Fund:

--------------- ----------------- ----------------------------------------------
     Manager    Length of Service              Professional Experience
                                               (for the past five years)
--------------- ----------------- ----------------------------------------------
John D. Freeman Since 1996        President, Freeman (since 1996); prior
                                  thereto, Portfolio Manager, Martingale Asset
                                  Management.
--------------- ----------------- ----------------------------------------------
Jeffrey Norman  Since 1999        Executive Vice President (since 1999),
                                  Freeman; Risk Manager, ZAIS Group)
                                  (1997-1999); prior thereto, Risk Manager,
                                  Trader, Mariner Investment Group.
--------------- ----------------- ----------------------------------------------

Diversified Equity Fund

     Cambiar and Freeman serve as Investment Managers to the Diversified Equity Fund. See the descriptions under the Balanced Fund in this section for information regarding Cambiar and Freeman and the individuals who share primary responsibility for the Diversified Equity Fund.

U.S. Growth Equity Fund

     KCM Investment Advisors ("KCM") serves as Investment Manager to the U.S. Growth Equity Fund. KCM is located at 300 Drake's Landing Road, Suite 190, Greenbrae, California, 94904 and is an investment management company that manages domestic and international equity and fixed income portfolios for individuals and institutions. As of May 31, 2003, the firm had approximately $0.8 billion of assets under management.

     The following individuals at KCM share primary responsibility for the Fund:

----------------------- ------------------- --------------------------------------------------
           Manager        Length of Service              Professional Experience
                                                            (past five years)
----------------------- ------------------- --------------------------------------------------

Jay Aubrey Kellett      Since 2001          Chief Executive Officer, Chief Investment
                                            Officer, KCM.
----------------------- ------------------- --------------------------------------------------
Richard N. Vanscoy      Since 2001          Managing Director and Director of Research, KCM
                                            (since 1997); prior thereto, Managing Director,
                                            Barclays Global Investors (1979 - 1997).
----------------------- ------------------- --------------------------------------------------
Craig A. Stephens       Since 2001          Principal and Portfolio Manager, KCM (since
                                            1997); prior thereto, Senior Equity Manager, RCM
                                            Capital Management (1988 - 1997).
----------------------- ------------------- --------------------------------------------------
John A. Lundin          Since 2001          Principal and Portfolio Manager, KCM (since May
                                            2000); prior thereto, Senior Vice President,
                                            Portfolio Manager, Scudder Stevens and Clark
                                            (1981 - 2000).
----------------------- ------------------- --------------------------------------------------
Patricia Small Kellett  Since 2001          Principal and Portfolio Manager, KCM (since July
                                            2000), prior thereto, Treasurer, Regents of the
                                            University of California (1996 - 2000).
----------------------- ------------------- --------------------------------------------------
William Prince          Since 2001          Chief Operating Officer, KCM (since Sept. 2000);
                                            Investment Manager, Fischer Investments (Jan.
                                            2000 - Aug. 2000); prior thereto, Vice President
                                            and Director, Wall Street Associates
                                            (Feb. 1992  - Oct. 1999).
----------------------- ------------------- --------------------------------------------------

     Appendix A to this Prospectus shows the investment performance for KCM. This information is provided to illustrate KCM's past performance in managing investment mandates with substantially similar investment objectives, policies and strategies.

International Core Equity Fund

     Pyrford International PLC ("Pyrford") serves as Investment Manager to the International Core Equity Fund. Pyrford is located at 79 Grosvenor Street - Mayfair, London, England W1J3JU. Founded in 1987, Pyrford is majority-owned by Pyrford Capital Limited, which is 40% owned by employees and 49% by Euro Equity Holdings SA, a European investment company. As of May 31, 2003, the firm had approximately $1.6 billion of assets under management.

     The following  individuals at Pyrford share primary  responsibility for the
Fund:

------------------------ ----------------- -------------------------------------
           Manager       Length of Service          Professional Experience
                                                   (for the past five years)
------------------------ ----------------- -------------------------------------
Bruce L. Campbell        Since 2001        Chief Investment Officer and Chief
                                           Executive Officer, Pyrford.
------------------------ ----------------- -------------------------------------
Anthony N. Cousins, CFA  Since 2001        Portfolio Manager, United Kingdom and
                                           Europe, Pyrford.
------------------------ ----------------- -------------------------------------
Charu L. Fernando, CFA   Since 2001        Portfolio Manager, Asia and Canada,
                                           Pyrford.
------------------------ ----------------- -------------------------------------

     Appendix B to this Prospectus shows the investment performance for Pyrford. This information is provided to illustrate Pyrford's past performance in managing investment mandates with substantially similar investment objectives, policies and strategies.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

     The Funds distribute to shareholders virtually all of their net income (interest less expenses). It is expected that dividends from net investment income will be declared and paid on the following schedule:


Declared     Payable                             Funds
--------     -------                             -----
Monthly      End of each month.                  Limited Maturity Fixed Income
                                                 Fund and Full Maturity Fixed
                                                 Income Fund

Quarterly    Mid - March, June, September, and   Balanced Fund; Diversified
             December                            Equity Fund; U.S.Growth Equity
                                                 Fund; and International Core
                                                 Equity Fund

     A Fund may realize capital gains from time to time when it sells securities. Capital gains will be distributed annually. Dividends and other distributions will be automatically reinvested in more shares of your Fund unless you request otherwise.

Taxes

     The discussion below regarding federal and state income taxation is included for general information only. You should consult your tax advisor concerning the federal and state tax consequences of an investment in the Fund.

     The Fund will send you a statement each year showing the tax status of all your distributions. In addition, taxable investors should be aware of the following:

     o The tax status of any distribution is the same regardless of how long you have held shares of the Fund and whether you reinvest in additional shares of the Fund or take the distribution in cash.

     o Distributions declared in October, November or December -- if paid to you by the end of the following January--are taxable for federal income tax purposes as if received in December.

     o Any dividends and distributions of short-term capital gains, if any, received by you are taxable to you as ordinary income for federal income tax purposes. A Fund's distributions of long-term capital gains, if any, are taxable to you as capital gains.

     o Dividend distributions that you receive may be subject to state and local income taxes. Depending on your state's rules, however, any dividends attributable to interest earned on direct obligations of the U.S. Treasury may be exempt from state and local taxes. The Fund will notify you each year concerning how much, if any, of your dividends may qualify for this exemption.

     o Each of the U.S. Growth Equity Fund and International Core Equity Fund may receive income from sources in foreign countries and that income may be subject to foreign taxes at its source. If a Fund pays non-refundable taxes to foreign governments during the year, those taxes will reduce the Fund's dividend but will still be included in your taxable income. You may be able to claim an offsetting credit or deduction on your tax return for your share of foreign taxes paid by a Fund for a particular year if more than 50% of its total assets consists of stock or securities in foreign corporations and the Fund makes a special tax election for such year whereby each of its shareholders includes in his gross income and treats as paid by him his proportionate share of such foreign taxes. The Fund will send you detailed information about the foreign tax credit or deduction each year.

     By law, the Fund must withhold a percentage of any taxable distributions or redemptions from your account if you do not:

     o    provide us with your correct taxpayer identification;
     o    certify that your taxpayer identification is correct;
     o    certify that you are a U.S. person; and
     o    confirm that you are not subject to backup withholding.

     The backup withholding percentage is currently 30% and will decrease to 29% in 2004 and 2005, and 28% thereafter until 2011, when it will revert to 31% unless amended by Congress.

     The Fund must withhold taxes from your account if the IRS instructs us to do so.

     If a dividend distribution mailed to your address of record is returned as undeliverable, the Fund will automatically reinvest all future distributions until you provide us with a valid mailing address.


FINANCIAL HIGHLIGHTS

     The following tables are intended to help you understand each Fund's financial performance for the last five years as it relates to Class I Shares (not Institutional Servicing Class Shares) and for the six months ended December 31, 2002. Certain information reflects financial results for a single Class I Share. Because Institutional Servicing Class Shares have not previously been issued, similar information does not exist for them. Total returns represent the rate you would have earned (or lost) on an investment, assuming reinvestment of all dividends and distributions. This information has been audited by Ernst & Young LLP, independent accountants, whose report, along with each Fund's financial statements, is included in the annual report, which is available upon request. The information for the six month period ended December 31, 2002 is unaudited. For each year shown, all information is for the fiscal year ended
June 30. Information is not presented for U.S. Growth Equity Fund or International Core Equity Fund because those Funds have not yet commenced operations.

             AHA Limited Maturity Fixed Income Fund - CLASS I SHARES
                                    Six Months Ended
                                   12/31/02 (unaudited)          FOR THE PERIOD ENDED JUNE 30
                                   -----------------------------------------------------------------
PER SHARE DATA (1)                                        2002      2001     2000      1999     1998
                                                          ----      ----     ----      ----     ----

Net Asset Value
    Beginning of Period............         $10.65      $10.43   $10.11   $10.20    $10.22   $10.16

Income from Investment Operations:
    Net investment income..........           0.16        0.44      0.63     0.58      0.53     0.60
    Net realized and unrealized
        gain (loss) on investments.           0.17        0.22      0.32   (0.09)    (0.02)     0.06
                                              ----        ----      ----   ------    ------    -----
           Total gain from
                 investment
                 operations........           0.33        0.66      0.95     0.49      0.51     0.66
                                              ----        ----      ----   ------    ------    -----
Less Distributions:
    From net investment income.....         (0.16)      (0.44)    (0.63)   (0.58)    (0.53)   (0.60)
    From realized gains............           --          --       --        --        --       --
                                            ------      ------    ------   ------    ------   ------
           Total distributions.....         (0.16)      (0.44)    (0.63)   (0.58)    (0.53)   (0.60)
                                            ------      ------    ------   ------    ------   ------
Net Asset Value, end of period.....         $10.82      $10.65    $10.43   $10.11    $10.20   $10.22
                                            ======      ======    ======   ======    ======   ======
Total Return on Net Asset Value (2)       3.13%(5)       6.16%     9.17%    4.37%     4.59%    6.11%
 SUPPLEMENTAL DATA AND RATIOS:
    Net assets, end of period              $89,372     $85,644   $51,076  $85,813  $104,675 $129,717
    (000's)........................
    Ratio of net operating expenses   0.88% (6)(7)   0.76% (8)     0.24%    0.14%     0.12%    0.12%
        to
        average net assets (3)(4)..
    Program service fee (4) .......       0.00%(6)       0.13%     0.50%    0.50%     0.50%    0.50%
    Ratio of investment income
        to average net assets(3)...   2.95% (6)(7)   4.00% (8)     6.50%    5.86%     5.30%    5.92%
    Portfolio turnover rate........            N/A  60.24% (9)   189.31%  161.89%   176.78%  144.97%


(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Total Return on Net Asset Value is net of the service fee for the period July 1, 2001 through October 31, 2001, and for the fiscal years ended 2001, 2000, 1999 and 1998. Beginning November 1, 2001 the management fee is included in the calculation of the Funds' net asset value.
(3) Ratios include all management fees and expenses except for the program services fee.
(4) Program service fee discontinued as of October 31, 2001. Effective November 1, 2001, the Advisors expense ratio is included as a general operating expense of the fund.
(5)  Not annualized.
(6)  Annualized
(7) Ratio includes Advisor expense waiver recovery. The Advisor expense waiver recovery ratio for the six months ended December 31, 2002 was 0.04%.
(8) Operating expense is net of reimbursement and waivers. The ratio excluding reimbursements and waivers for the period ended June 30, 2002 would have been 0.78%. The ratio of net investment income to average net assets, excluding reimbursements and waivers for the period ended June 30, 2002 would have been 3.98%.
(9) Rate listed represents the portfolio turnover rate from July 1, 2001 through October 31, 2001 (date on which Feeder Fund entered into a master-feeder fund structure).

              AHA FULL MATURITY FIXED INCOME FUND - CLASS I SHARES

                                          Six Months Ended
                                      12/31/02 (unaudited)                FOR THE PERIOD ENDED JUNE 30
                                              ------------------------------------------------------------------------
PER SHARE DATA (1)                                                2002       2001       2000      1999     1998
                                                                  ----       ----       ----      ----     ----


Net Asset Value
    Beginning of Period......................       $10.34      $10.10      $9.68       $9.85    $10.18    $9.79
                                                    ------      ------      -----       -----    ------    -----
Income from Investment Operations:
    Net investment income................             0.24        0.52       0.63       0.64      0.60     0.64

    Net realized and unrealized
        gain (loss) on investments.......             0.30        0.24       0.42      (0.17)    (0.33)     0.39
                                                      ----        ----       ----      ------    ------     ----
             Total gain from
                  investment
                  operations.............             0.54        0.76       1.05       0.47      0.27       1.03
                                                      ----        ----       ----       ----    ------     ----
Less Distributions:
   From net investment income...........             (0.24)      (0.52)     (0.63)     (0.64)    (0.60)   (0.64)
   From realized gains..................              --          --         --          --        --       --
                                                     ------      ------     ------     ------    ------   ------
            Total distributions.........             (0.24)      (0.52)     (0.63)     (0.64)    (0.60)   (0.64)
                                                     ------      ------     ------     ------    ------   ------
Net Asset Value, end of period................      $10.64      $10.34     $10.10      $9.68     $9.85   $10.18
                                                    ======      ======     ======      =====     =====   ======
Total Return on Net Asset Value (2)...........     5.28%(5)       7.40%     10.61%      4.41%     2.11%   10.20%
 SUPPLEMENTAL DATA AND RATIOS:
                                        ....
   Net assets, end of period (000's)....           $36,065     $38,267    $38,540    $78,188   $73,420  $71,829

   Ratio of net operating expenses
       to average net assets (3)(4)                1.00%(6)(7)    0.76% (7)   0.31%      0.17%     0.16%    0.17%

   Program service fee (4) ................        0.00%(6)       0.17%       0.50%      0.50%     0.50%    0.50%

   Ratio of investment income
       to average net assets(3)............        4.51% (6)(7)   5.09% (7)   6.74%      6.55%     5.90%    6.19%

   Portfolio turnover rate.................            N/A       99.46% (8) 236.10%    211.40%   273.61%  178.52%
-----------------------------------------------------------------------------------------------------------------

(1) Information presented relates to a share of capital stock outstanding for the entire period.
(2) Total Return on Net Asset Value is net of the service fee for the period July 1, 2001 through October 31, 2001, and for the fiscal years ended 2001, 2000, 1999 and 1998. Beginning November 1, 2001 the management fee is included in the calculation of the Funds' net asset value.
(3) Ratios include all management fees and expenses except for the program services fee.
(4) Program service fee discontinued as of October 31, 2001. Effective November 1, 2001, the Advisor expense ratio is included as a general operating expense of the Fund.
(5)  Not annualized.
(6)  Annualized.
(7) Operating expense is net of reimbursement and waivers. The ratio excluding reimbursements and waivers for the periods ended December 31, 2002 and June 30, 2002 would have been 1.30% and 1.08%, respectively. The ratio of net investment income to average net assets, excluding reimbursements and waivers for the periods ended December 31, 2002 and June 30, 2002 would have been 4.21% and 4.76%, respectively.
(8) Rate listed represents the portfolio turnover rate from July 1, 2001 through October 31, 2001 (date on which Feeder Fund entered into a master-feeder fund structure).



                       AHA Balanced Fund - CLASS I SHARES

                                          Six Months Ended
                                       12/31/02 (unaudited)           FOR THE PERIOD ENDED JUNE 30
                                              ----------------------------------------------------------
PER SHARE DATA (1)                                               2002     2001     2000     1999    1998
                                                                 ----     ----     ----     ----    ----
 Net Asset Value
     Beginning of Period......................       $8.03      $9.17   $12.44   $14.69   $14.61  $14.86
                                                     -----      -----   ------   ------   ------  ------
Income from Investment Operations:

     Net investment income....................        0.04       0.12     0.45     0.37     0.36    0.41
     Net realized and unrealized
         gain (loss) on investments                  (0.55)     (0.72)    0.16     0.26     1.45    2.01
                                                     ------     ------    ----     ----     ----    ----
              Total gain (loss) from
                   investment                        (0.51)     (0.60)    0.61     0.63     1.81    2.42
                   operations.................       ------     ------    ----     ----     ----    ----
Less Distributions:

     From net investment income...............      (0.04)     (0.12)   (0.36)   (0.37)   (0.36)  (0.44)
     From realized gains......................        --       (0.42)   (3.52)   (2.51)   (1.37)  (2.23)
                                                      --       ------   ------   ------   ------  ------

              Total distributions.............      (0.04)     (0.54)   (3.88)   (2.88)   (1.73)  (2.67)
                                                    ------     ------   ------   ------   ------  ------

Net Asset Value, end of period................       $7.48      $8.03    $9.17   $12.44   $14.69  $14.61
                                                     =====      =====    =====   ======   ======  ======

Total Return on Net Asset Value (2)...........  (6.29)%(5)    (6.94)%    6.21%    3.99%   13.10%  16.79%
 SUPPLEMENTAL DATA AND RATIOS:


     Net assets, end of period (000's)........     $26,641    $23,375  $23,591  $48,936  $63,301 $59,360
     Ratio of net operating expenses
         to                                                 1.13% (7)
         average net assets (3)(4)............1.50% (6)(7)               0.46%    0.24%    0.18%   0.18%

     Program service fee (4) .................    0.00%(6)      0.24%    0.75%    0.75%    0.75%   0.75%

     Ratio of investment income
         to average net assets  (3)...........1.26% (6)(7)  1.42% (7)    2.66%    2.59%    2.55%   2.86%

     Portfolio turnover rate..................         N/A 80.33% (8)  220.34%  169.10%  206.43% 169.04%

--------------------------------------------------------------------------------------------------------
(1)  Information  presented  relates to a share of capital stock outstanding for the entire period.
(2)  Total  Return on Net Asset  Value is net of the  service fee for the period
     July 1, 2001 through October 31, 2001, and for the fiscal years ended 2001,
     2000,  1999 and 1998.  Beginning  November  1, 2001 the  management  fee is included in the calculation of the Funds' net asset value.
(3)  Ratios  include all  management  fees and  expenses  except for the program services fee. (4) Program service fee  discontinued as of October 31, 2001.
     Effective  November  1, 2001,  the Advisor  expense  ratio is included as a general operating expense of the Fund.
(5)  Not annualized.
(6)  Annualized.
(7)  Operating expense is net of reimbursement and waivers.  The ratio excluding reimbursements and waivers for the periods ended December 31, 2002 and June
     30, 2002 would have been 1.89% and 1.64%.,  respectively.  The ratio of net investment  income to average  net  assets,  excluding  reimbursements  and waivers for the period ended December 31, 2002 and June 30, 2002 would have been 0.87% and 0.92%, respectively.
(8)  Rate  listed  represents  the  portfolio  turnover  rate  from July 1, 2001 through  October  31,  2001  (date  on which  Feeder  Fund  entered  into a master-feeder fund structure).



                  AHA Diversified Equity Fund - CLASS I SHARES

                                              Six Months Ended
                                             12/31/02 (unaudited)        FOR THE PERIOD ENDED JUNE 30
                                             ------------------------------------------------------------
PER SHARE DATA (1)                                               2002     2001     2000     1999     1998
                                                                 ----     ----     ----     ----     ----


Net Asset Value
         Beginning of Period.................      $13.08      $15.90   $21.04   $22.15   $20.37   $20.72
                                                   ------      ------   ------   ------   ------   ------
Income from Investment Operations:


         Net investment income...............        0.03        0.10     0.26     0.24     0.29     0.32
         Net realized and unrealized
             gain (loss) on investments......      (1.55)      (2.01)   (0.21)     1.05     3.42     4.14
                                                   ------      ------   ------     ----     ----     ----
                  Total gain (loss) from
                       investment                  (1.52)      (1.91)     0.05     1.29     3.71     4.46
                                                   ------      ------     ----     ----     ----     ----
                       operations............
Less Distributions:
         From net investment income..........      (0.03)      (0.11)   (0.26)   (0.24)   (0.29)   (0.32)
         From realized gains.................         ---      (0.80)   (4.93)   (2.16)   (1.64)   (4.49)
                                                      ---      ------   ------   ------   ------   ------
                  Total distributions........      (0.03)      (0.91)   (5.19)   (2.40)   (1.93)   (4.81)
                                                   ------ -    ------   ------   ------   ------   ------

Net Asset Value, end of period...............      $11.53      $13.08   $15.90   $21.04   $22.15   $20.37
                                                   ======      ======   ======   ======   ======   ======

Total Return on Net Asset Value (2).......... (11.59)%(5)    (12.75)%    1.17%    5.28%   18.90%   24.05%
 SUPPLEMENTAL DATA AND RATIOS:

         Net assets, end of period                $69,327     $85,673  $92,053 $131,786 $126,892  $85,736
         (000's).............................
         Ratio of net operating expenses
             to                                  1.16%(6)       0.84%    0.16%    0.11%    0.10%    0.14%
             average net assets (3)(4).......

         Program service fee (4) ............    0.00%(6)       0.25%    0.75%    0.75%    0.75%    0.75%

         Ratio of investment income
             to average net assets (3).......    0.51%(6)       0.66%    1.33%    1.11%    1.43%    1.51%

         Portfolio turnover rate.............         N/A  29.13% (7)   99.48%   66.84%   74.35%   65.82%

---------------------------------------------------------------------------------------------------------
(1)  Information  presented  relates to a share of capital stock outstanding for the entire period.
(2)  Total  Return on Net Asset  Value is net of the  service fee for the period
     July 1, 2001 through October 31, 2001, and for the fiscal years ended 2001,
     2000,  1999 and 1998.  Beginning  November  1, 2001 the  management  fee is included in the calculation of the Funds' net asset value.
(3)  Ratios  include all  management  fees and  expenses  except for the program services fee.
(4)  Program service fee discontinued as of October 31, 2001. Effective November
     1, 2001,  the Advisor  expense  ratio is  included  as a general  operating expense of the Fund.
(5)  Not annualized.
(6)  Annualized.
(7)  Rate  listed  represents  the  portfolio  turnover  rate  from July 1, 2001 through  October  31,  2001  (date  on which  Feeder  Fund  entered  into a master-feeder fund structure).
(8)


                                   Appendix A

                             Past Performance of KCM

     The performance of the composite below shows the performance of KCM in managing all substantially similar accounts with investment objectives, policies, strategies, and risks substantially similar to those of the U.S. Growth Equity Fund. The composite shown below is an aggregation of all accounts managed by KCM that have investment objectives, policies, strategies, and risks that are substantially similar to those of the U.S. Growth Equity Fund.

     The performance shown below is for the one-, three-, five- and ten-year periods ending May 31, 2003 and does not represent the performance of the U.S. Growth Equity Fund. The composite performance data has been provided by KCM.

     The composite includes all accounts that KCM managed or sub-advised that have substantially similar investment profiles. The accounts included in the composite are not subject to the same type of expenses to which the U.S. Growth Equity Fund is subject. The accounts also are not subject to the diversification requirements, specific tax restrictions and investment limitations imposed on the U.S. Growth Equity Fund by the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code. In fact, the expenses of the accounts included in the composite are lower than the U.S. Growth Equity Fund's expenses. Consequently, if the expenses of the U.S. Growth Equity Fund had been included in the composite, the composite's performance results would have been lower than what is shown below.

     The performance information of the account is not intended to predict or suggest the performance that might be experienced by the U.S. Growth Equity Fund or an individual investor in the U.S. Growth Equity Fund. The performance information was calculated using standards promulgated by the Association for Investment Management & Research. Investors should be aware that the methodology used for the composite performance is not the SEC standard to calculate the performance. As a result, such performance results may differ from results calculated according to the SEC's methodology.


----------------------------------- -------- --------- ---------- ------------
      Average Annual Total Return    1 Year   3 Years   5 Years       10 Years
    for periods ended May 31, 2003
----------------------------------- -------- --------- ---------- ------------

      Composite                      -5.53%   -11.76%    5.80%          n/a
----------------------------------- -------- --------- ---------- ------------

Russell 1000 Growth Index            -7.86%   -19.97%    -4.16%         n/a
----------------------------------- -------- --------- ---------- ------------


                                   Appendix B

                           Past Performance of Pyrford

     The performance of the composite below shows the performance of Pyrford in managing all substantially similar accounts with investment objectives, policies, strategies, and risks substantially similar to those of the International Core Equity Fund. The composite shown below is an aggregation of all accounts managed by Pyrford that have investment objectives, policies, strategies, and risks that are substantially similar to those of the International Core Equity Fund.

     The performance shown below is for the one-, three-, five- and ten-year periods ending May 31, 2003 and does not represent the performance of the AHA International Core Equity Fund. The composite performance data has been provided by Pyrford.

     The composite includes all accounts that Pyrford managed or sub-advised that have substantially similar investment profiles. The accounts included in the composite are not subject to the same type of expenses to which the International Core Equity Fund is subject. The accounts also are not subject to the diversification requirements, specific tax restrictions and investment limitations imposed on the International Core Equity Fund by the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code. In fact, the expenses of the accounts included in the composite are lower than the International Core Equity Fund's expenses. Consequently, if the expenses of the International Core Equity Fund had been included in the composite, the composite's performance results would have been lower than what is shown below.

     The performance information of the account is not intended to predict or suggest the performance that might be experienced by the International Core Equity Fund or an individual investor in the International Core Equity Fund. The performance information was calculated using standards promulgated by the Association for Investment Management & Research. Investors should be aware that the methodology used for the composite performance is not the SEC standard to calculate the performance. As a result, such performance results may differ from results calculated according to the SEC's methodology.

------------------------------- --------- ------- --------- ----------
 Average Annual Total Return     1 Year   3 Years 5 Years   10 Years
for periods ended May 31, 2003
------------------------------- --------- ------- --------- ----------

          Composite              -9.29%   -1.20%   1.61%      n/a
------------------------------- --------- ------- --------- ----------

   MSCI World ex USA Index*      -11.57%  -12.78%  -4.00%     n/a
------------------------------- --------- ------- --------- ----------

* The Morgan Stanley Capital International (MSCI) World ex-USA Index comprises the entire developed world less the United States. The MSCI World ex-USA Index is a trademark of Morgan Stanley Capital International, Inc.




                              FOR MORE INFORMATION

More information about the Funds is available free upon request:

Statement of Additional Information (SAI)

The SAI provides more details about the Funds and their policies. A current SAI is on file with the SEC and is incorporated by reference into this Prospectus.

Shareholder Reports

Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. Those documents contain a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its most recent fiscal period.

                              TO OBTAIN INFORMATION

To obtain free copies of the annual, semi-annual report or the SAI or to discuss questions about the Funds:

By Telephone  - 1-800-445-1341

By Mail

AHA Investment Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701 Milwaukee, Wisconsin 53201-0701

By Internet

Information about the Funds is available via the internet at www.ahafunds.org.

Information about the Funds (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Free text only versions of the Funds' documents are available on the EDGAR Database on the SEC's Internet web-site, at www.sec.gov. You can also obtain copies of this information, after paying a duplication fee, by e-mail request at: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, 450 5th Street, N.W., Washington, D.C. 20549-0102.


                           AHA INVESTMENT FUNDS, INC.

                     AHA LIMITED MATURITY FIXED INCOME FUND
                       AHA FULL MATURITY FIXED INCOME FUND
                                AHA BALANCED FUND
                           AHA DIVERSIFIED EQUITY FUND
                           AHA U.S. GROWTH EQUITY FUND
                       AHA INTERNATIONAL CORE EQUITY FUND

                                 CLASS A SHARES
                                 CLASS I SHARES
                      INSTITUTIONAL SERVICING CLASS SHARES





                       STATEMENT OF ADDITIONAL INFORMATION
                                  June 30, 2003





                      190 South LaSalle Street, Suite 2800
                             Chicago, Illinois 60603
                                  800-445-1341

AHA Limited Maturity Fixed Income Fund, AHA Full Maturity Fixed Income Fund, AHA Balanced Fund, AHA Diversified Equity Fund, AHA U.S. Growth Equity Fund and AHA International Core Equity Fund (each, a "Fund," together, the "Funds") are series of AHA Investment Funds, Inc. (the "AHA Funds"). This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus of the Funds dated June 30, 2003 and any supplement to the prospectus. The Funds' financial statements for the fiscal year ended June 30, 2002, including the notes thereto and the report of Ernst & Young LLP thereon, and the Funds' unaudited financial statements for the six month period ended December 31, 2002, are incorporated herein by reference from the Funds' annual and semi-annual reports to shareholders. A copy of the Funds' annual and semi-annual reports must accompany delivery of this Statement of Additional Information. You may obtain a copy of the prospectus without charge by calling
(800) 445-1341 by writing to AHA Funds or via the internet at www.ahafunds.org.






                                TABLE OF CONTENTS
                                                                            Page
                                                                            ----
GENERAL INFORMATION AND HISTORY................................................1

INVESTMENT STRATEGIES..........................................................1

INVESTMENT RESTRICTIONS.......................................................13

CONTROL PERSONS/PRINCIPAL SHAREHOLDERS........................................21

INVESTMENT MANAGEMENT.........................................................23

DISTRIBUTOR...................................................................29

DISTRIBUTION AND SHAREHOLDER SERVICE PLANS....................................29

CODE OF ETHICS................................................................31

PORTFOLIO TRANSACTIONS........................................................31

PORTFOLIO TURNOVER............................................................34

DETERMINATION OF NET ASSET VALUE..............................................34

PERFORMANCE INFORMATION.......................................................35

PURCHASES AND REDEMPTIONS OF SHARES...........................................41

ANTI-MONEY LAUNDERING COMPLIANCE..............................................41

SHARES   42

THE PROGRAM...................................................................43

TAXES    44

OTHER INFORMATION.............................................................45

APPENDIX A-1



                         GENERAL INFORMATION AND HISTORY

The AHA Funds is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"). The AHA Funds was incorporated on March 14, 1988 under the laws of Maryland and currently is comprised of seven funds, six of which are covered in this Statement of Additional Information ("SAI"). The AHA U.S. Government Money Market Fund is offered through a separate prospectus and SAI.


                              INVESTMENT STRATEGIES

The Funds use various investment techniques to achieve their investment objectives.

Short Term Investments

Each of the Funds may invest in a variety of short-term debt securities ("money market instruments"), including instruments issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities ("Government Securities") and repurchase agreements for such securities. Money market instruments are generally considered to be debt securities having remaining maturities of approximately one year or less. Other types of money market instruments include: certificates of deposit, bankers' acceptances, commercial paper, letters of credit, short-term corporate obligations, and the other obligations discussed below.

It is currently anticipated that the short-term investments in bank obligations (including certificates of deposit, bankers' acceptances, time deposits and letters of credit) will be limited to: (1) obligations of U.S. commercial banks and savings institutions having total assets of $1 billion or more, and instruments secured by such obligations, including obligations of foreign branches of U.S. banks and (2) similar obligations of foreign commercial banks having total assets of $1 billion or more or their U.S. branches which are denominated in U.S. dollars. Obligations of foreign banks and their U.S. branches are subject to the additional risks of the types generally associated with investment in foreign securities. See "Foreign Securities." Similar risks may apply to obligations of foreign branches of U.S. banks. There currently are no reserve requirements applicable for obligations issued by foreign banks or foreign branches of U.S. banks. Also, not all of the federal and state banking laws and regulations applicable to domestic banks relating to maintenance of reserves, loan limits and promotion of financial soundness apply to foreign branches of domestic banks, and none of them apply to foreign banks.

It is anticipated that commercial paper constituting the short-term investments must be rated within the two highest grades by Standard & Poor's Corporation, a division of The McGraw-Hill Companies ("S&P") or the highest grade by Moody's Investors Service, Inc. ("Moody's") or, if not rated, must be issued by a company having an outstanding debt issue rated at least AA by S&P or AA by Moody's. Other types of short-term corporate obligations (including loan participations and master demand notes) must be rated at least A by S&P or Moody's to qualify as a short-term investment, or, if not rated, must be issued by a company having an outstanding debt issue rated at least A by Moody's or S&P. The quality standards described above may be modified by a Fund upon the approval of the AHA Funds' Board of Directors (the "Board of Directors"). Information concerning securities ratings is found in the Appendix.

Bank time deposits may be non-negotiable until expiration and may impose penalties for early withdrawal. Master demand notes are corporate obligations which permit the investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the borrower. They permit daily changes in the amounts borrowed. The amount under the note may be increased at any time by the Fund making the investment up to the full amount provided by the note agreement, or may be decreased by the Fund. The borrower may prepay up to the full amount of the note without penalty. These notes may in some cases be backed by bank letters of credit. Because these notes are direct lending arrangements between the lender and borrower, it is generally not contemplated that they will be traded, and there is no secondary market for them, although they are redeemable (and thus immediately repayable by the borrower) at principal amount, plus accrued interest, at any time. Investments in bank time deposits and master demand notes are subject to limitations on the purchase of securities that are restricted or illiquid. See "Restricted and Illiquid Securities." No Fund intends to purchase any non-negotiable bank time deposits or master demand notes during the coming year.

Repurchase Agreements. The Funds may enter into repurchase agreements involving the types of securities which are eligible for purchase by that Fund. However, it is expected that there will be no limitation upon the maturity of the securities underlying the repurchase agreements.

Repurchase agreements, which may be viewed as a type of secured lending, typically involve the acquisition by a Fund of government securities or other securities from a selling financial institution such as a bank, savings and loan association or broker-dealer. The agreement provides that the Fund will sell back to the institution, and that the institution will repurchase, the underlying security ("collateral") at a specified price and at a fixed time in the future, usually not more than seven days from the date of purchase. The Fund will receive interest from the institution until the time when the repurchase is to occur. Although such date is deemed to be the maturity date of a repurchase agreement, the maturities of securities subject to repurchase agreements are not subject to any limits and may exceed one year.

While repurchase agreements involve certain risks not associated with direct investments in debt securities, each Fund will follow procedures designed to minimize such risks. The value of the collateral underlying the repurchase agreement, which will be held by the Fund's custodian in a segregated account on behalf of a Fund, will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercise of a Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is anticipated that each Fund, as a policy, will not invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amount to more than 10% of its total assets. Investments in repurchase agreements may at times be substantial when, in the view of the Investment Managers, liquidity or other considerations warrant.

Reverse Repurchase Agreements. Each Fund may enter into reverse repurchase agreements. These agreements, in which a Fund would sell the security underlying the repurchase agreement for cash and be obligated to repurchase the security, involve a form of leverage to the extent the Fund may invest the cash received and involve risks similar to repurchase agreements. Although this practice, if successful, may help a Fund increase its income or net assets through the investment of the cash received in a reverse repurchase agreement, if the return on those investments is inadequate or they decline in value during the term of the agreement, the income or the net assets of the Fund would be adversely affected as compared to its income and net assets absent the transaction. No Fund intends to enter into reverse repurchase agreements during the next year.

Types of Debt Securities

The debt obligations in which the Funds may invest are subject to certain quality limitations and other restrictions. Permissible investments may include money market instruments and other types of obligations. See "Short-Term Investments" and "Convertible Securities." Debt obligations are subject to various risks as described in the Funds' prospectus. In addition, shareholders should recognize that, although securities ratings issued by a securities rating service provide a generally useful guide as to credit risks, they do not offer any criteria to evaluate interest rate risk. Changes in interest rate levels cause fluctuations in the prices of debt obligations and may, therefore, cause fluctuations in net asset values per share of the Funds.

Applicable quality limitations of the Funds, as described in the Funds' prospectus, may require that debt securities purchased by the Limited Maturity Fixed Income Fund and the Diversified Equity Fund be rated at the time of purchase "A" or higher by S&P or Moody's or, if unrated, be of comparable quality as determined by the Investment Manager and that such securities purchased by the Full Maturity Fixed Income Fund and the Balanced Fund be rated at the time of purchase "BBB" or higher by S&P or "Baa" or higher by Moody's or, if unrated, be of comparable quality as determined by the Investment Manager.
Although unrated securities eligible for purchase by the Funds must be determined to be comparable in quality to securities having certain specified ratings, the market for unrated securities may not be as broad as for rated securities since many investors rely on rating organizations for credit appraisal.

Subsequent to the purchase of a debt security by a Fund, the ratings or credit quality of a debt security may deteriorate. A Fund is not required to sell a security if its credit quality or rating deteriorates after its purchase. However, the Investment Managers of the Funds will evaluate and monitor the quality of all investments, including bonds rated lower than BBB or Baa, and will dispose of investments that have deteriorated in their creditworthiness or ratings if the Investment Manager determines such action is necessary to assure that a Fund's overall investments are constituted in a manner consistent with its investment objective.

The economy and interest rates affect lower rated obligations differently from other securities. For example, the prices of these obligations have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. To the extent that there is no established retail secondary market, there may be thin trading of lower rated obligations which may adversely impact the ability of the Funds' Investment Managers to accurately value such obligations and the Funds' assets, and may also adversely impact the Funds' ability to dispose of the obligations. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower rated obligations, especially in a thinly traded market.

Government Securities. Government securities include obligations issued by the U.S. Government, such as U.S. Treasury bills, notes and bonds, which differ as to their maturities at the time of issuance. Government Securities also include obligations guaranteed by the U.S. Government or issued by its agencies or instrumentalities, such as obligations of the Export-Import Bank of the United States, the General Services Administration, Federal Land Banks, Farmers Home Administration and Federal Home Loan Banks. Some Government Securities, such as U.S. Treasury obligations and obligations issued by the Export-Import Bank and the Federal Housing Administration, are backed by the full faith and credit of the U.S. Treasury. Others, such as those issued by Federal Home Loan Banks, are backed by the issuer's right to borrow from the U.S. Treasury. Some, such as those issued by the Federal National Mortgage Association and Federal Farm Credit Banks, are backed only by the issuer's own credit, with no guarantee or U.S. Treasury backing.

Zero Coupon Securities. Debt securities purchased by the Funds may include zero coupon securities. These securities do not pay any interest until maturity and, for this reason, zero coupon securities of longer maturities may trade at a deep discount from their face or par values and may be subject to greater fluctuations in market value than ordinary debt obligations of comparable maturity. Current federal tax law requires the holder of a zero coupon security to accrue a portion of the discount at which the security was purchased as income each year even though the holder receives no interest payment that year. It is not anticipated that any Fund will invest more than 5% of its assets in zero coupon securities during the next year.

Variable Rate Securities. Debt obligations purchased by the Funds may also include variable and floating rate securities. The interest rates payable on these securities are adjusted either at predesignated periodic intervals or whenever there is a change in an established market rate of interest. Other features may include a right whereby the Fund that holds the security may demand prepayment of the principal amount prior to the stated maturity (a "demand feature") and the right of an issuer to prepay the principal amount prior to maturity. One benefit of variable and floating rate securities is that, because of interest rate adjustments on the obligation, changes in market value that would normally result from fluctuations in prevailing interest rates are reduced. The benefit of a demand feature is enhanced liquidity.

Mortgage-Backed Securities. The Funds may invest in mortgage-backed securities issued or guaranteed by the U.S. Government, or one of its agencies or instrumentalities, or issued by private issuers. The mortgage-backed securities in which these Funds may invest include collateralized mortgage obligations
("CMOs") and REMIC interests. CMOs are debt instruments issued by special purpose entities and secured by mortgages or other mortgage-backed securities, which provide by their terms for aggregate payments of principal and interest based on the payments made on the underlying mortgages or securities. CMOs are typically issued in separate classes with varying coupons and stated maturities. REMIC interests are mortgage-backed securities as to which the issuers have qualified to be treated as real estate mortgage investment conduits under the Internal Revenue Code of 1986 and have the same characteristics as CMOs. It is expected that the amount of privately issued mortgage-backed securities that may be purchased by a Fund may not exceed 10% of the value of the Fund's total assets, and the securities of any one such issuer purchased by a Fund may not exceed 5% of the value of the Fund's total assets.

The Funds may from time to time also invest in "stripped" mortgage-backed securities. These are securities which operate like CMOs but entitle the holder to disproportionate interests with respect to the allocation of interest or principal on the underlying mortgages or securities. A stripped mortgage-backed security is created by the issuer separating the interest and principal on a mortgage pool to form two or more independently tradable securities. The result is the creation of classes of discount securities which can be structured to produce faster or slower prepayment expectations based upon the particular underlying mortgage interest rate payments assigned to each class. These obligations exhibit risk characteristics similar to mortgage-backed securities generally and zero coupon securities. Due to existing market characteristics, "interest only" and "principal only" mortgage-backed securities are considered to be illiquid.

Because the mortgages underlying mortgage-backed securities are subject to prepayment at any time, most mortgage-backed securities are subject to the risk of prepayment in an amount differing from that anticipated at the time of issuance. Prepayments generally are passed through to the holders of the securities. Any such prepayments received by a Fund must be reinvested in other securities. As a result, prepayments in excess of those anticipated could adversely affect yield to the extent reinvested in instruments with a lower interest rate than that of the original security. Prepayments on a pool of mortgages are influenced by a variety of economic, geographic, social and other factors. Generally, however, prepayments will increase during a period of falling interest rates and decrease during a period of rising interest rates. Accordingly, amounts required to be reinvested are likely to be greater (and the potential for capital appreciation less) during a period of declining interest rates than during a period of rising interests rates. Mortgage-backed securities may be purchased at a premium over the principal or face value in order to obtain higher income. The recovery of any premium that may have been paid for a given security is solely a function of the ability to liquidate such security at or above the purchase price.

Asset-Backed Securities. Each of the Funds may invest in asset-backed securities issued by private issuers. Asset-backed securities represent interests in pools of consumer loans (generally unrelated to mortgage loans) and most often are structured as pass-through securities. Interest and principal payments ultimately depend on payment of the underlying loans by individuals, although the securities may be supported by letters of credit or other credit enhancements. The value of asset-backed securities may also depend on the creditworthiness of the servicing agent for the loan pool, the originator of the loans, or the financial institution providing the credit enhancement. Asset-backed securities may be "stripped" into classes in a manner similar to that described under "Mortgage-Backed Securities," above, and are subject to the prepayment risks described therein.

Types of Equity Securities

The Balanced Equity Fund, Diversified Equity Fund, U.S. Growth Equity Fund and the International Core Equity Fund may purchase equity securities, including common and preferred and convertible preferred stocks and securities having equity characteristics such as rights, warrants and convertible debt securities. See "Convertible Securities." Common stocks and preferred stocks represent equity ownership interests in a corporation and participate in the corporation's earnings through dividends which may be declared by the corporation. Unlike common stocks, preferred stocks are entitled to stated dividends payable from the corporation's earnings, which in some cases may be "cumulative" if prior stated dividends have not been paid. Dividends payable on preferred stock have priority over distributions to holders of common stock, and preferred stocks generally have preferences on the distribution of assets in the event of the corporation's liquidation. Preferred stocks may be "participating" which means that they may be entitled to dividends in excess of the stated dividend in certain cases. The rights of common and preferred stocks are generally subordinate to rights associated with a corporation's debt securities. Rights and warrants are securities which entitle the holder to purchase the securities of a company (generally, its common stock) at a specified price during a specified time period. Because of this feature, the values of rights and warrants are affected by factors similar to those that determine the prices of common stocks and exhibit similar behavior. Rights and warrants may be purchased directly or acquired in connection with a corporate reorganization or exchange offer. The purchase of rights and warrants are subject to certain limitations. See "Investment Restrictions."

Convertible Securities. The Balanced Fund, Diversified Equity Fund, U.S. Growth Equity Fund and International Core Equity Fund may purchase securities of this type, including convertible debt obligations and convertible preferred stock. A convertible security entitles the holder to exchange it for a fixed number of shares of common stock (or other equity security), usually at a fixed price within a specified period of time. Until conversion, the holder receives the interest paid on a convertible bond or the dividend preference of a preferred stock.

Convertible securities have an "investment value" which is the theoretical value determined by the yield it provides in comparison with similar securities without the conversion feature. The investment value changes based upon prevailing interest rates and other factors. They also have a "conversion value" which is the worth in market value if the security were exchanged for the underlying equity security. Conversion value fluctuates directly with the price of the underlying security. If conversion value is substantially below investment value, the price of the convertible security is governed principally by its investment value. If the conversion value is near or above investment value, the price of the convertible security generally will rise above investment value and may represent a premium over conversion value due to the combination of the convertible security's right to interest (or dividend preference) and the possibility of capital appreciation from the conversion feature. A convertible security's price, when price is influenced primarily by its conversion value, will generally yield less than a senior nonconvertible security of comparable investment value. Convertible securities may be purchased at varying price levels above their investment values. However, there is no assurance that any premium above investment value or conversion value will be recovered because price changes and, as a result, the ability to achieve capital appreciation through conversion may never be realized.

Types of Foreign Securities

Each Fund (with the exception of the International Core Equity Fund which may invest up to 100% of its total assets in securities of non-U.S. companies) may invest up to 10% of its total assets, at the time of purchase, in securities of non-U.S. companies. Each Fund may also invest in securities of certain Canadian issuers and securities purchased by means of American Depository Receipts ("ADRs") in an amount not to exceed 20% of a Fund's total assets at the time of purchase.

Securities denominated in foreign currencies may be affected favorably or unfavorably by changes in foreign currency exchange rates and costs will be incurred in converting one currency to another. Exchange rates are determined by forces of supply and demand which forces are affected by a variety of factors including international balances of payments, economic and financial conditions, government intervention and speculation. Foreign currency exchange transactions of the Funds may be effected on a "spot" basis (cash basis) at the prevailing spot rate for purchasing or selling currency. The Funds may also utilize forward foreign currency contracts. See "Derivative Instruments - Forward Foreign Currency Contract."

Foreign securities may also be affected by changes in exchange control regulations, changes in governmental administration or economic or monetary policy (in the U.S. and abroad), political events, expropriation or nationalization or confiscatory taxation. Dividends and interest paid on foreign securities may be subject to foreign withholding and other foreign taxes. In addition, there may be less publicly available information concerning foreign issuers than domestic issuers, and foreign issuers may not be subject to uniform accounting, auditing and financial reporting standards comparable to those of domestic issuers. Securities of certain foreign issuers and in certain foreign markets are less liquid and more volatile than domestic issues and markets, and foreign brokerage commissions are generally higher than in the U.S. There is also generally less regulation and supervision of exchanges, brokers and issuers in foreign countries.

Derivative Instruments

In pursuing its investment objectives, each Fund may purchase and sell (write) options on securities, securities indices, and foreign currencies and enter into interest rate, foreign currency and index futures contracts and purchase and sell options on such futures contracts and enter into forward foreign currency exchange contracts for hedging purposes.

Options. An option is a legal contract that gives the holder the right to buy or sell a specified amount of the underlying instrument at a fixed or determinable price upon the exercise of the option. A call option conveys the right to buy, in return for a premium paid, and a put option conveys the right, in return for a premium, to sell a specified quantity of the underlying instrument. Options on indices are settled in cash and gain or loss depends on changes in the index in question rather than on price movement in individual securities.

There are certain risks associated with transactions in options on securities and on indices. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when, and how to use options involves the exercise and skill and judgment of the Investment Manager, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying securities unless the option expired without exercise. As the writer of a covered call option, a Fund foregoes, during the life of the option, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

If trading were suspended in an option purchased by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, a Fund might be unable to exercise an option it had purchased. Except to the extent that a call option on an index written by a Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.

Options On Foreign Currencies. Each Fund may purchase and write options on foreign currencies for hedging purposes. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities, a Fund may purchase put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted.

Conversely, where the Investment Manager perceives a risk of a rise in the dollar value of a foreign currency in which securities to be acquired are denominated (which would increase the dollar cost of these securities to the Fund), a Fund may purchase call options on the currency involved. The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to a Fund deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, a Fund could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

Each Fund may write options on foreign currencies for the same types of hedging purposes. For example, where a Fund anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the anticipated decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received. Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, a Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Fund to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if exchange rates move in the expected direction. If this does not occur, the option may be exercised and a Fund would be required to purchase or sell the underlying currency at a loss, which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, a Fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements in exchange rates.

Each Fund may write covered call options on foreign currencies. A call option written on a foreign currency by a Fund is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by the Fund's custodian) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if the Fund has a call on the same foreign currency and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash, or liquid assets in a segregated account with the custodian.

Each Fund also may write call options on foreign currencies for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is designed to provide a hedge against a decline in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option due to an adverse change in the exchange rate. In such circumstances, the Fund will collateralize the option by maintaining in a segregated account with the custodian, cash or liquid assets in an amount not less than the value of the underlying foreign currency in U.S. dollars marked-to-market daily.

Forward Foreign Currency Contracts. The Funds may enter into forward currency contracts to purchase or sell foreign currencies as a hedge against possible variations in foreign exchange rates. A forward foreign currency exchange contract is an agreement between the contracting parties to exchange an amount of currency at some future time at an agreed upon rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. A forward contract generally has no deposit requirement, and such transactions do not involve commissions. By entering into a foreign contract for the purchase or sale of the amount of foreign currency invested in a foreign security, a Fund can hedge against possible variations in the value of the dollar versus the subject currency either between the date the foreign security is purchased or sold and the date on which payment is made or received ("transaction hedging"), or during the time the Fund holds the foreign security ("position hedging"). Hedging against a decline in the value of a currency through the use of forward contracts does not eliminate fluctuations in the prices of securities or prevent losses if the prices of securities decline. Hedging transactions preclude the opportunity for gain if the value of the hedged security should rise. The Funds will not speculate in foreign currency contracts. If a Fund enters into a "position hedging transaction," which is the sale of forward non-U.S. currency with respect to a security held by it and denominated in such foreign currency, the Fund's custodian will place cash or liquid securities in a separate account in an amount equal to the amount of the Fund's total assets committed to the consummation of such forward contract. If the value of the securities placed in the account declines, additional cash or securities will be placed in the account so that the value of cash or securities in the account will equal the amount of the Fund's commitments with respect to such contracts. A Fund will not attempt to hedge all of its non-U.S. portfolio positions and will enter into such transactions only to the extent, if any, deemed appropriate by its Investment Managers. The Funds will not enter into forward contracts for terms of more than one year.

Each Fund also has the authority to engage in transactions in foreign currency options and futures, but the Funds have no intention to do so during the next year. These options and futures are similar to options and futures on securities, except they represent an option to purchase or to sell an amount of a specified currency prior to expiration of the option at a designated price (in the case of a currency option), or a contract to purchase or deliver a specified amount of currency at an agreed upon future time and price (in the case of a currency future). Such transactions would be used for purposes similar to those described above for forward foreign currency contracts.

Securities Loans. A Fund may from time to time lend securities that it holds to brokers, dealers and financial institutions. Such loans will be secured by collateral in the form of cash or United States Treasury securities, or other liquid securities as permitted by the Commission, which at all times while the loan is outstanding, will be maintained in an amount at least equal to the current market value of the loaned securities. The Fund will continue to receive interest and dividends on the loaned securities during the term of the loan, and, in addition, will receive a fee from the borrower or interest earned from the investment of cash collateral in short-term securities. The Fund also will receive any gain or loss in the market value of loaned securities and of securities in which cash collateral is invested during the term of the loan.

The right to terminate a loan of securities, subject to appropriate notice, will be given to either party. When a loan is terminated, the borrower will return the loaned securities to the Fund. A Fund will not have the right to vote securities on loan, but would terminate a loan and regain the right to vote if the Board of Directors deems it to be necessary in a particular instance.

For tax purposes, the dividends, interest and other distributions which a Fund receives on loaned securities may be treated as other than qualified income for the 90% test. (See TAXES.) Each Fund intends to lend portfolio securities only to the extent that this activity does not jeopardize its status as a regulated investment company under the Code.

The primary risk involved in lending securities is that the borrower will fail financially and return the loaned securities at a time when the collateral is insufficient to replace the full amount of the loan. The borrower would be liable for the shortage, but a Fund would be an unsecured creditor with respect to such shortage and might not be able to recover all or any of it. In order to minimize this risk, a Fund will make loans of securities only to firms CCM Advisors, LLC, the Funds' investment adviser, deems creditworthy.

The Fund receives amounts equal to the interest on loaned securities and also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral or (c) interest on short-term debt securities purchased with such collateral; either type of interest may be shared with the borrower. A Fund may also pay fees to placing brokers as well as custodian and administrative fees in connection with loans. Fees may only be paid to a placing broker provided that the Board of Directors determines that the fee paid to the placing broker is reasonable and based solely upon services rendered, that the Board of Directors separately consider the propriety of any fee shared by the placing broker with the borrower and that the fees are not used to compensate CCM Advisors or an Investment Manager or any affiliated person of the Fund or an affiliated person of CCM Advisors or an Investment Manager. The terms of a Fund's loans must meet applicable tests under the Internal Revenue Code and permit the Fund to reacquire the loaned securities on five days' written notice or in time to vote on any important matter.

Restricted and Illiquid Securities. Each Fund may invest up to 10% of the value of its net assets, measured at the time of investment, in restricted and illiquid securities. Restricted securities are securities which are subject to restrictions on resale because they have not been registered under the 1933 Act. Illiquid securities are securities which may be subject to other types of resale restrictions or which have no readily available markets for their disposition. These limitations on resale and marketability may have the effect of preventing a Fund from disposing of a security at the time desired or at a reasonable price. In addition, in order to resell a restricted security, the Fund might have to bear the expense and incur the delays associated with effecting registration. In purchasing restricted securities, the Funds do not intend to engage in underwriting activities, except to the extent a Fund may be deemed to be a statutory underwriter under the 1933 Act in disposing of such securities. It is expected that restricted securities will be purchased for investment purposes only and not for the purpose of exercising control or management of other companies. Under the Fund's anticipated policies, securities available for purchase and sale in accordance with Rule 144A under the 1933 Act are treated as restricted securities for the purposes of the limitation set forth above.


Real Estate Investment Trusts (REITs). The Funds may invest in REITs. REITs are pooled investment vehicles that invest primarily in income producing real estate related loans or interests. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs may be affected by changes in the value of the underlying property owned by the REITs or the quality of loans held by the REIT. REITs are dependent upon management skills, are not diversified, and are subject to the risks of financing projects.

REITs are also subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline.

Investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than securities of larger companies.

When-Issued Purchases and Forward Commitments (Delayed-Delivery). When-issued purchases and forward commitments (delayed-delivery) are commitments by a Fund to purchase or sell particular securities with payment and delivery to occur at a future date (perhaps one or two months later). These transactions permit the Funds to lock in a price or yield on a security, regardless of future changes in interest rates.

When a Fund agrees to purchase securities on a when-issued or forward commitment basis, the Funds' custodian will segregate on the books of the Fund the liquid assets of the Fund. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to place additional assets in the separate account to ensure that the value of the account remains equal to the Fund's commitments. Because a Fund's liquidity and ability to manage its portfolio holdings might be affected when it sets aside cash or portfolio securities to cover such purchase commitments, the Investment Managers expect that commitments to purchase when-issued securities and forward commitments will not exceed 10% of the value of a Fund's total assets absent unusual market conditions.

A Fund will purchase securities on a when-issued or forward commitment basis only with the intention of completing the transaction and actually purchasing the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases the Fund may realize a capital gain or loss for Federal income tax purposes.

When a Fund engages in when-issued and forward commitment transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

The market value of the securities underlying a when-issued purchase or a forward commitment to purchase securities, and any subsequent fluctuations in their market value, are taken into account when determining the market value of a Fund starting on the day the Fund agrees to purchase the securities, A Fund does not earn interest on the securities it has committed to purchase until the securities are paid for and delivered on the settlement date.


                             INVESTMENT RESTRICTIONS

Fundamental Restrictions

In addition to the investment restrictions stated in the Prospectus, the investment restrictions listed below have been adopted as fundamental policies of each Fund and may not be changed without the vote of a majority of the outstanding voting securities of that Fund.

1. The Funds may not  issue  senior  securities  as  defined  in the 1940 Act or borrow money, except that a Fund may borrow from banks for temporary or emergency purposes (but not for investment), in an amount up to 10% of the value of its total assets (including the amount borrowed) less liabilities (not including the amount borrowed) at the time the borrowing was made. While any such borrowings exist for a Fund, it will not purchase securities. (However, a Fund which is authorized to do so by its investment policies may lend securities, enter into repurchase agreements without limit and reverse repurchase agreements in an amount not exceeding 10% of its total assets, purchase securities on a when-issued or delayed delivery basis and enter into forward foreign currency contracts.)

2. Purchase a security, other than Government Securities, if as a result of such purchase more than 5% of the value of the Fund's assets would be invested in the securities of any one issuer, or the Fund would own more than 10% of the voting securities, or of any class of securities, of any one issuer. For purposes of this restriction, all outstanding indebtedness of an issuer is deemed to be a single class except that all of the investable assets of a Fund may be invested in another registered investment company having the same investment objective and substantially the same investment policies as the Fund.

3. Purchase a security, other than Government Securities, if as a result of such purchase 25% or more of the value of the Fund's total assets would be invested in the securities of issuers in any one industry except that all of the investable assets of a Fund may be invested in another registered investment company having the same investment objective and substantially the same investment policies as the Fund.

4.  Purchase the  securities  (other than  Government  Securities)  of an issuer having a record, together with predecessors, of less than three years' continuous operations, if as a result of such purchase more than 5% of the value of the Fund's total assets would be invested in such securities except that this shall not prohibit a Fund from investing all of its investable assets in another registered investment company having the same investment objective and substantially the same investment policies as the Fund.

5. Make short sales of securities or purchase securities on margin, except for such short-term loans as are necessary for the clearance of purchases of securities.

6. Engage in the underwriting of securities except insofar as a Fund may be deemed an underwriter under the Securities Act of 1933 in disposing of a security and except that all of the investable assets of a Fund may be invested in another registered investment company having the same investment objective and substantially the same investment policies as the Fund.

7. Purchase or sell real estate or interests therein, or purchase oil, gas or other mineral leases, rights or royalty contracts or development programs, except that a Fund may invest in the securities of issuers engaged in the foregoing activities and may invest in securities secured by real estate or interests therein.

8. Make loans of money or securities, except through the purchase of permitted investments (including repurchase and reverse repurchase agreements) and through the loan of securities (in an amount not exceeding one-third of total assets) by any Fund.

9. Purchase or sell commodities or commodity contracts, except that the Fund may purchase and sell financial futures contracts and options on such contracts and may enter into forward foreign currency contracts and engage in the purchase and sale of foreign currency options and futures.

10. Invest more than 5% of the value of a Fund's total assets in warrants, including not more than 2% of such assets in warrants not listed on a U.S. stock exchange. (Rights and warrants attached to, received in exchange for, or as a distribution on, other securities are not subject to this restriction.)

11. Pledge, hypothecate, mortgage or otherwise encumber its assets, except as necessary to secure permitted borrowings. (Collateral arrangements and initial margin with respect to permitted options on securities, financial futures contracts and related options, and arrangements incident to other permitted practices, are not deemed to be subject to this restriction.)

Non-Fundamental Restrictions

The Funds have also adopted the following  additional  investment  restrictions.
These restrictions are not fundamental and may be changed by the Board of Directors without shareholder approval.

1. The Funds may not purchase the securities of any issuer, if as a result of such purchase more than 10% of the value of the Fund's total assets would be invested in securities that are illiquid. (As a matter of non-fundamental policy, repurchase agreements maturing in more than seven days, certain time deposits and over-the-counter options are considered to be illiquid.)

2. The Funds may not invest for the purpose of exercising control or management of another company except that all the investable assets of a Fund may be invested in another registered investment company having the same investment objective and substantially the same investment policies as the Fund.

3. Each Fund will invest, under normal circumstances, at least 80% of the value of its net assets in a particular type of investment that is suggested by the Fund's name and will notify its shareholders at least 60 days prior to any change in such policy.

4. Each Fund shall not purchase the stock or bonds of companies identified by the American Medical Association Coalition of Tobacco-Free Investments (the "AMA") as engaged in growing, processing or otherwise handling tobacco. If a Fund holds any such securities of an issuer which is subsequently identified by the AMA as engaged in such activities, the securities will be sold within a reasonable time period, consistent with prudent investment practice.

For purposes of these investment restrictions and other limitations, all percentage limitations apply at the time of a purchase or other transaction. Any subsequent change in a percentage resulting from market fluctuations or other changes in the amount of total assets does not require the sale or disposition of an investment or any other action.


                             DIRECTORS AND OFFICERS

The Board of Directors has overall responsibility for the conduct of the affairs of the AHA Funds. Each Director serves an indefinite term of unlimited duration until the next annual meeting of shareholders and until the election and qualification of his or her successor. The Board of Directors may fill any vacancy on the board provided that after such appointment, at least two-thirds of the Directors have been elected by the shareholders. The shareholders may remove a Director by a vote of a majority of the outstanding shares of the Fund at any meeting of shareholders called for the purpose of removing such Director.

The Board of Directors elects the officers of the AHA Funds. Each officer serves until the election and qualification of his or her successor, or until he or she sooner dies, resigns, or is removed or disqualified. The Board of Directors may remove any officer with or without cause at any time.

The names and ages of the Directors and officers, the position each holds with AHA Funds, the date each was first elected to his position, their principal business occupations and other directorships they have held for publicly traded companies during the last five years are shown below. Each Director and officer serves in such capacity for each of the seven series of the AHA Funds Except for Messrs. Burke, Evans, Solberg and Yoder, each Director oversees the two series of the CCMA Select Investment Trust. Messrs. Burke, Evans, Solberg and Yoder only oversee the seven series of the AHA Funds.

Directors who are interested persons of AHA Funds:



--------------------- ------------------- --------------------------------- -------------------
     Name and Age at   Position(s) Held         Principal Occupation(s)     Other Directorships
     October 1, 2002    with AHA Funds            During Past 5 Years             Held
                        and Date First
                          Elected or
                         Appointed to
                            Office
--------------------- ------------------- --------------------------------- -------------------

Douglas D. Peabody,   Director and        Managing Director, CCM Advisors,     None.
39*                   President (since    LLC (since Jan. 2001); Managing
                      2001)               Director Convergent Capital
                                          Management LLC (and its
                                          predecessor) (since 1999);
                                          formerly Principal, Eager Manager
                                          Advisory Services (1991 to 1999).

Timothy G. Solberg,   Director (since     Managing Director, CCM Advisors,     None.
50*                   1995) and LLC       (since 2001)formerly Director
                      Secretary since;    of Marketing and Client Services,
                      2001)               Hewitt Investment Group,
                                          a Division of Hewitt Associates
                                          LLC.


Directors who are not interested persons of AHA Funds:
-------------------- ----------------- ------------------------------------ ---------------------------------
     Name and Age at  Position(s) Held       Principal Occupation(s)           Other Directorships Held
     October 1, 200   with AHA Funds          During Past 5 Years
                      and Date First
                         Elected or
                        Appointed to
                           Office
-------------------- ----------------- ------------------------------------ ---------------------------------

Anthony J. Burke,     Director (since     President, American Hospital         Director, AHA Financial
37                    1999)               Association Financial Solutions,     Solutions, Inc. (since 1998);
                                          Inc. (since 1997); formerly,
                                          Director, AHA Services Inc.
                                          Marketing Development Director of
                                          (since 2002). AHA Insurance
                                          Resources Inc. (1997 to 1998);
                                          prior thereto, President of A.
                                          Burke & Associates (a marketing
                                          consulting firm).

Charles V. Doherty,   Director (since     Managing Director, Madison           Trustee, Wayne Hummer
69                    September 2002)     Advisory Group; Director, Lakeside   Investment Trust (an open-end
                                          Bank; Director, Knight Trading       investment company) (4
                                          Group, Inc.; Director, Howe Barnes   portfolios); formerly Trustee,
                                          Investments, Inc.; Director,         Wayne Hummer Money Fund Trust
                                          Brauvin Capital Trust, Inc.;         (an open-end investment
                                          Director, Bank of America            company) (1994-1999).
                                          Financial Products, Inc.
Frank A. Ehmann,      Director (since     Retired. Director, American          Formerly Director, SPX Corp.
69                    1991)               Healthways (provider of diabetes     (global provider of technical
                                          and cardiac disease management       products and systems,
                                          services to health plans and         industrial products and
                                          hospitals) (since 1989); Director,   services, flow technology and
                                          Genderm Corp. (dermatology company   service solutions) (1989
                                          offering prescription and            -2002); formerly Director and
                                          non-prescription treatments for      President, United Stationers
                                          skin conditions) (1997-2000).        (wholesale distributor of
                                                                               business, computer, and
                                                                               facilities management
                                                                               products).

Richard John Evans    Director (since     Chief Financial Officer, American    None.
50                    1995)               Hospital Association (since Dec.
                                          1999); formerly, Vice
                                          President/Finance, American
                                          Hospital Association (1995-1999).

John D. Oliverio,     Director (since     Chief Executive Officer, President   Director, Hewitt Series Trust
49                    1995)               and Director, Wheaton Franciscan     (an open-end investment
                                          Services, Inc. (parent               company) (since 1998)
                                          organization for more than 100       (2 portfolios).
                                          health and shelter service
                                          organizations) (since 1984);
                                          Director of the following:
                                          Affinity Health Systems (since
                                          1995); Covenant Health Care
                                          System (since 1989); All Saints
                                          Health System (since 1992);
                                          Franciscan Ministries, Inc. (the
                                          holding company for Wheaton
                                          Franciscan Services, Inc.'s
                                          housing entities) (since 1998)
                                          and United Health System (since
                                          1998).

Edward M. Roob,       Director (since     Retired.  Arbitrator, New York       Director, USB Funds, Inc.
68                    September 2002)     Stock Exchange and National          (since 1994); Director, UBS
                                          Association of Securities Dealers;   Relationship Funds (since
                                          Trustee, Fort Dearborn Income        1995); Director, UBS
                                          Securities, Inc. (since 1994);       Supplementary Trust (since
                                          Director, USB Global Asset           1997)(40 portfolios); Trustee,
                                          Management Trust Co. (since 1993);   Fresco Index Shares (since June
                                          Committee Member, Chicago Stock      2002).
                                          Exchange (1993 to 1999).

John L. Yoder, 72     Director (since     Consultant, Princeton Insurance      None.
                      1988)               Co. (since 1995).

* Messrs. Peabody and Solberg are "interested persons" of the AHA Funds as defined in the Investment Company Act of 1940 because they are Managing
     Directors of the Funds' investment adviser, CCM Advisors, LLC.


The address of Messrs. Peabody and Solberg is 190 South LaSalle Street, Suite 2800, Chicago, Illinois 60603. The address of Mr. Burke is One North Franklin, Chicago, Illinois 60606; that of Mr. Doherty is 70 West Madison, Suite 1400, Chicago, IL 60602; that of Mr. Ehmann is 864 Bryant Avenue, Winnetka, Illinois 60093; that of Mr. Evans is One North Franklin, Chicago, IL 60606; that of Mr. Oliverio is 26 West 171 Roosevelt Road, Wheaton, Illinois 60187; that of Mr. Roob is 841 Woodbine Lane, Northbrook, Illinois 60062 and that of Mr. Yoder is 19 Tankard, Washington Crossing, Pennsylvania 18977.

Officers. Messrs. Peabody and Solberg are President and Secretary of AHA Funds, respectively. The preceding table gives more information about Messrs. Peabody and Solberg. The following table sets forth each other officer's name, position with AHA Funds, age, principal occupation during the past five years and the date on which he first became an officer of AHA Funds. Each officer serves until his successor is chosen and qualified or until his resignation or removal by the Board of Directors.

---------------------------- ------------------------- --------------------------------------------------
                              Position(s) Held with
                                AHA Funds and Date
      Name and Age at            First Elected or             Principal Occupation(s)
      October 1, 2002          Appointed to Office               During Past 5 Years
---------------------------- ------------------------- --------------------------------------------------

Gregory P. Francoeur, 31     Treasurer  (since 2002)   Director of Finance, Convergent Capital
                                                       Management LLC (and its predecessor)
                                                       (since 1997); prior thereto, Auditor,
                                                       Price Waterhouse LLP (1993-1997).
James A. Henderson, 60       Vice President (since     Vice President, Corporate Counsel and
                             1988)                     Assistant Secretary, American Hospital
                                                       Association (since 1984); Secretary, AHA
                                                       Financial Solutions, Inc. (since 1995);
                                                       Secretary, Heath Forum, Inc. (since 1988).

The address of each officer is 190 South LaSalle, Suite 2800, Chicago, Illinois 60603.

Directors, other than those who are affiliated with CCM Advisors, LLC ("CCM Advisors"), the Fund's investment adviser, or with the American Hospital Association, receive $1,000 for each quarterly meeting of the Board of Directors attended and $500 for each special meeting of the Board of Directors attended and for any committee meeting (not held on the date of a quarterly Board of Directors meeting) attended, plus reimbursement of related expenses.

Meetings and Committees. The current Board of Directors consists of two interested and seven non-interested Directors.

Audit Committee. The Audit Committee, consisting of Messrs. Doherty, Ehmann, Oliverio, Roob and Yoder, all of whom are non-interested Directors, recommends to the Board of Directors the independent accountants to serve as auditors, and confers with the independent accountants on the scope and results of the audit.

Governance Committee. The Governance Committee, consisting of Messrs. Burke, Doherty, Ehmann, Evans, Oliverio, Roob and Yoder, all of whom are non-interested Directors, recommends to the Board of Directors, among other things, nominees for Director who are not "interested persons" of the Fund. Neither the Board of Directors, nor the Governance Committee will consider shareholder recommendations regarding candidates for election of Directors; however, such recommendations may be made in the form of a shareholder proposal to be presented at any future meeting of shareholders of the Fund.

Executive Committee. The Executive Committee, consisting of Messrs. Peabody and Solberg, both interested Directors and Mr. Doherty, a non-interested Director, is authorized to take certain actions delegated to it by the full Board of Directors and to exercise the full powers of the Board of Directors under circumstances when the Board of Directors as a whole will not be able to meet.

Valuation Committee. The Valuation Committee, consisting of Mr. Peabody, and interested Director and Messrs. Doherty, Ehmann, Oliverio and Roob, all of whom are non-interested Directors, has oversight responsibility for, among other things, determining and monitoring the value of the Fund's assets.

Committee Meetings. The Audit Committee met twice during the fiscal year ended June 30, 2002.

Directors and officers of the Fund do not receive any benefits from the Fund upon retirement, nor does the Fund accrue any expenses for pension or retirement benefits. The following table summarizes the compensation for the fiscal year ended June 30, 2002 paid to the Directors.

                                  Aggregate         Total Compensation from the
                               Compensation         AHA Funds and Fund Complex
             Name            from the AHA Funds        Paid to Directors(1)
             ----            ------------------        ------------------

 Douglas D. Peabody(2)             None                        None

 Timothy G. Solberg(2)             None                        None

 Anthony J. Burke(2)               None                        None

 Charles V. Doherty(3)             None                       $2000

 Frank Ehmann                      $5000                      $8000

 Richard John Evans(2)             None                        None

 John D. Oliverio                  $5000                      $8000

 Edward M. Roob(3)                 None                       $3000

 Thomas J. Tucker(3)               $5000                      $5000

 John L. Yoder                     $5000                      $5000

(1) Messrs. Doherty, Ehmann, Oliverio, Peabody and Roob also serve on the Board of Trustees of the CCMA Select Investment Trust and previously served on the Board of Trustees of CCM Advisors Funds. Because the CCMA Select Investment Trust was not operational, each non-interested Trustee of CCMA Select Investment Trust was compensated by CCM Advisors, LLC. Messrs. Ehmann, Oliverio and Roob were each paid $2,000. Mr. Doherty was paid
     $1,000. This amount is not included in the Total Compensation from AHA Funds and Fund Complex Paid to Directors.

(2)  Non-compensated Director.

(3) Mr. Tucker resigned as a Director in September 2002. Messrs. Doherty and Roob were appointed as Directors in September 2002.

     As of December 31, 2002, no Director "beneficially" owned (within the meaning of that term as defined in Rule 16a-1(a)(2) under the Securities Exchange Act of 1934) any shares of any Fund.


                     CONTROL PERSONS/PRINCIPAL SHAREHOLDERS

As of May 31, 2003, Sherman Hospital, an Illinois corporation, may be deemed to control the Limited Maturity Fixed Income Fund and Baptist Health Care
Corporation, a Florida corporation, and Lee Hospital, a Pennsylvania corporation, may be deemed to control the Balanced Fund by virtue of owning more than 25% of the outstanding shares of such Funds. Sherman Hospital owned of record and beneficially owned directly 25% of the outstanding shares of the Limited Maturity Fixed Income Fund. Baptist Health Care Corporation and Lee Hospital owned of record and beneficially owned directly 51% and 33%, respectively, of the outstanding shares of the Balanced Fund. These control relationships will continue to exist until such time as each of the above-described share ownership represents 25% or less of the outstanding shares of the respective Funds. Through the exercise of voting rights with respect to shares of the Fund, the controlling person set forth above may be able to determine the outcome of shareholder voting on matters to which approval of shareholders is required.

The following persons were known by the Funds to own beneficially (with sole or shared voting or investment power) more than 5% of shares of one or more of the Funds or one or more of the Funds as of May 31, 2003.

                       Limited Maturity Fixed Income Fund

                                                        Percentage of Total
Shareholder                     Class                   Outstanding Shares
-----------                     -----                ---------------------------
Sherman Hospital
934 Center St.                     I                              25.93%
Elgin, IL  60120

Lewistown Hospital
400 Highland Ave.                  I                              15.18%
Lewistown, PA  17044

AHA Working Capital
One North Franklin                 I                              13.00%
Chicago, IL  60606

Vail Valley Med. Center
PO Box 40000                       I                              9.35%
Vail, CO 81658

Trinity Hospital
380 Summit Ave.                    I                              5.39%
Steubenville, OH  43952



                         Full Maturity Fixed Income Fund
                                                             Percentage of Total
Shareholder                                    Class         Outstanding Shares
-----------                                    -----        -------------------
Baptist Health Care Corporation
1000 W. Moreno St.                                I                 21.16%
Pensacola, FL  32522

Lee Hospital
320 Main St.                                      I                 19.02%
Johnstown, PA  15901

Lewistown Hospital
400 Highland Ave.                                 I                 12.71%
Lewistown, PA  17044

Vail Valley Medical Center
181 W. Meadow Drive                               I                 11.81%
Vail, CO  81657

Dearborn County Hospital
600 Wilson Creek Rd.                              I                 10.09%
Lawrenceburg, IN  47025

Escambia County
P.O. Box 469 I 5.67% Brewton, AL 36427

Wabash County Hospital
710 N East St                                     I                 5.01%
Wabash, IN  46992



                                  Balanced Fund
                                                         Percentage of Total
Shareholder                                 Class        Outstanding Shares
-----------                                 -----       -------------------
Baptist Health Care Corporation
1000 W. Moreno St.                             I                  48.58%
Pensacola, FL  32522

Lee Hospital
320 Main St.                                   I                  36.59%
Johnstown, PA  15901

Kalispell Regional Med Center
325 Claremont St.                              I                  13.40%
Kalispell, MT  59901



                             Diversified Equity Fund

                                                         Percentage of Total
Shareholder                              Class          Outstanding Shares
-----------                              -----         -------------------
Grande Ronde
900 Sunset Dr.                              I                   14.39%
LaGrande, OR  97850

Baptist Health Care Corporation
1000 W. Moreno St.                          I                   10.74%
Pensacola, FL  32522

Lewistown Hospital
400 Highland Ave.                           I                   10.73%
Lewistown, PA  17044

Lee Hospital
320 Main St.                                I                   7.05%
Johnstown, PA  15901

Kalispell Regional Med Center
325 Claremont St.                           I                   6.51%
Kalispell, MT  59901

Vail Valley Med. Center
PO Box 40000                                I                   6.36%
Vail, CO 81658

Vista Health Retirement
1324 N Sheridan Rd                          I                   6.22%
Waukegan, IL  60085

Dearborn County Hospital
600 Wilson Creek Rd.                        I                   5.71%
Lawrenceburg, IN  47025

Escambia County
P.O. Box 469                                I                   5.53%
Brewton, AL 36427

Harrison Memorial Hospital
2520 Cherry Street                          I                   7.60%
Bremerton, WA  98310


                              INVESTMENT MANAGEMENT

CCM Advisors, LLC

CCM Advisors serves as the investment adviser for each Fund pursuant to an Investment Advisory Agreement. Under the Investment Advisory Agreement, and subject to the supervision of, and policies established by, the Board of Directors, CCM Advisors determines the investment strategies, and supervises adherence by the Investment Manager to each Fund's investment policies and guidelines. CCM Advisors also recommends the appointment of additional or replacement investment managers to the Board of Directors.

CCM Advisors is a majority-owned subsidiary of Convergent Capital Management LLC, which, in turn, is majority-owned by City National Corporation. The duties and responsibilities of CCM Advisors are specified in an Investment Advisory Agreement on behalf of each Fund between the AHA Funds and CCM Advisors. At a meeting held on June 27, 2003, called in part for approving the Investment Advisory Agreements for the AHA Funds, the Board of Directors approved the Investment Advisory Agreements by the unanimous vote of all Directors present and also by the unanimous vote of all non-interested Directors. In evaluating the Investment Advisory Agreement, the Directors reviewed materials furnished by CCM Advisors, including information regarding CCM Advisors, and its personnel, operations and financial condition. The Directors discussed with representatives of CCM Advisors each Fund's operations and CCM Advisors' ability to provide advisory and other services to the Funds. The Directors also reviewed, among other things:

     o the proposed fees to be charged by CCM Advisors for the services it provides;

     o    each Fund's projected total operating expenses;

     o the investment performance, fees and total expenses of investment companies with similar objectives and strategies managed by other investment advisers; and

     o    the  experience  of  the  investment   advisory  and  other  personnel
          providing services to the Funds and the historical quality of the services provided by CCM Advisors to the Funds.

The Board of Directors considered the following as relevant to their recommendations: (1) the favorable history, reputation, qualification and background of CCM Advisors, as well as the qualifications of its personnel and its financial condition; (2) the magnitude of CCM Advisors' fees and the expense ratio of each Fund in relation to the nature and quality of services expected to be provided and the fees and expense ratios of comparable investment companies;
(3) the performance of each Fund in relation to the results of other comparable investment companies and unmanaged indices; and (4) other factors that the Board of Directors deemed relevant.

The Investment Advisory Agreement is not assignable and may be terminated without penalty upon 60 days written notice at the option of the AHA Funds, or CCM Advisors, or by a vote of shareholders. The Investment Advisory Agreement provides that it shall continue in effect for two years and can thereafter be continued from year to year so long as such continuance is specifically approved annually (a) by the Board of Directors or by a majority of the outstanding voting shares of the Fund and (b) by a majority vote of the Directors who are not parties to the Agreement, or interested persons of any such party, cast in person at a meeting held for that purpose.

In return for its services, each Fund pays a management fee to CCM Advisors for serving as its investment adviser. The fee is determined as a percentage of average daily net assets and is accrued daily and paid monthly. The following chart shows the investment advisory fees paid by each Fund to CCM Advisors:

          Limited Maturity Fixed Income Fund                   0.50%
          Full Maturity Fixed Income Fund                      0.50%
          Balanced Fund                                        0.75%
          Diversified Equity Fund                              0.75%
          U.S. Growth Equity Fund                              0.75%
          International Core Equity Fund                       1.00%

Except for those expenses that CCM Advisors assumes, including those noted above, the Funds pay for all of their own expenses.

CCM Advisors has contractually agreed to reimburse each Fund for all ordinary operating expenses exceeding the following expense ratios:




                                                       Expense Level
                                           (as a % of average daily net assets)
                                           ------------------------------------
                                                                 Institutional
Fund                        Class A           Class I           Servicing Class
----                        -------           -------           ---------------
Limited Maturity              1.00%            1.35%                  1.25%
Full Maturity                 1.00%            1.35%                  1.25%
Balanced                      1.50%            1.92%                  1.75%
Diversified Equity            1.25%            1.70%                  1.50%
U.S. Growth Equity            1.75%            2.20%                  2.00%
International Core Equity     2.00%            2.45%                  2.25%

CCM Advisors or the Funds may terminate this undertaking at any time. For any fiscal year of the Funds in which the Expense Ratio of the Fund would otherwise be less than the lowest Expense Cap applicable to that class in effect since the beginning of the preceding three fiscal years of the Fund, the Fund will pay to CCM Advisors any amount so reimbursed by CCM Advisors during such preceding three years and not previously paid by the Fund to CCM Advisors, except to the extent that such payment would cause the Expense Ratio of the class for the fiscal year to exceed such lowest Expense Cap.

The following chart shows the fees paid to CCM Advisors by each Fund (or portfolio into which the Fund previously invested) for the last fiscal year ended June 30. Information is not presented for the U.S. Growth Equity Fund and International Core Equity Fund because these Funds have not yet commenced operations.

                   Fund                                             6/30/02
                   ----                                             -------
Limited Maturity Fixed Income Fund                                  $237,003
Full Maturity Fixed Income Fund                                     $121,907
Balanced Fund                                                       $121,168
Diversified Equity Fund                                             $447,032


The following chart shows the administration fees paid by each Fund to CCM
Advisors:

                   Fund                                             6/30/02
                   ----                                             -------
Limited Maturity Fixed Income Fund                                  $13,896
Full Maturity Fixed Income Fund                                     $12,127
Balanced Fund                                                       $13,331
Diversified Equity Fund                                             $13,335


CCM Advisors is responsible for payment of all expenses it may incur in performing the services described. These expenses include costs incurred in providing investment advisory services, compensating and furnishing office space for officers and employees of CCM Advisors, and the payment of any fees to interested Directors of the AHA Funds. CCM Advisors provides all executive, administrative, clerical and other personnel necessary to operate the AHA Funds and pays the salaries and other employment related costs of employing those persons. CCM Advisors furnishes the AHA Funds with office space, facilities and equipment and pays the day-to-day expenses related to the operation and maintenance of such office space facilities and equipment. All other expenses of the AHA Funds or of any new series of the AHA Funds, including legal and accounting expenses and costs of the initial registration of securities of the AHA Funds under federal and state securities laws, are also paid by CCM Advisors.

     The Investment Advisory Agreement provides that the AHA Funds is responsible for payment of all expenses it may incur in its operation and all of its general administrative expenses except those expressly assumed by CCM Advisors as described in the preceding paragraph. These include (by way of description and not of limitation), any share redemption expenses, expenses of portfolio transactions, shareholder servicing costs, pricing costs (including the daily calculation of net asset value), interest on borrowings by the AHA Funds, charges of the custodian and transfer agent, cost of auditing services, non-interested Directors' fees, legal expenses, all taxes and fees, investment advisory fees, certain insurance premiums, cost of maintenance of corporate existence, investor services (including allocable personnel and telephone expenses), costs of printing and mailing updated AHA Funds prospectuses to shareholders, costs of preparing, printing, and mailing proxy statements and shareholder reports to shareholders, the cost of paying dividends, capital gains distribution, costs of Director and shareholder meetings, dues to trade organizations, and any extraordinary expenses, including litigation costs in legal actions involving the AHA Funds, or costs related to indemnification of Directors, officers and employees of the AHA Funds.

The Investment Advisory Agreement also provides that CCM Advisors shall not be liable to the AHA Funds or to any shareholder or contract owner for any error of judgment or mistake of law or for any loss suffered by the AHA Funds or by any shareholder in connection with matters to which such Agreement relates, except for a breach of fiduciary duty or a loss resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard on the part of CCM Advisors in the performance of its duties thereunder.

The Investment Managers

The assets of each multi-manager Fund are divided into segments and CCM Advisors is responsible for allocating the assets among the Investment Managers in accordance with their specific investment styles. CCM Advisors pays the fees of the Investment Managers for the services they render pursuant to the Subadvisory Agreements. The Investment Manager(s) manage the investments of each Fund, determining which securities or other investments to buy and sell for the Fund, selecting the brokers and dealers to effect the transactions, and negotiating commissions. In placing orders for securities transactions, the Investment Managers seek to obtain a combination of the most favorable price and efficient execution available.

The Investment Managers may also serve as managers or advisers to other investment companies and other clients, including clients of CCM Advisors.

The following organizations presently serve as Investment Managers of the Funds pursuant to Subadvisory Agreements, and manage the Funds indicated:

Fund                                          Investment Manager(s)
----                                          ---------------------
Limited Maturity Fixed Income Fund            The Patterson Capital Corporation

Full Maturity Fixed Income Fund               Baird Advisors
                                              Western Asset Management Company

Balanced Fund                                 Baird Advisors
                                              Cambiar Investors, Inc.
                                              Freeman Associates Investment
                                              Management LLC

Diversified Equity Fund                       Cambiar Investors, Inc.
                                              Freeman Associates Investment
                                              Management LLC

U.S. Growth Equity Fund                       KCM Investment Advisors

International Core Equity Fund                Pyrford International PLC



CCM Advisors pays each Investment Manager a fee for its services. The fee is determined as a percentage of average daily net assets and is accrued daily and paid monthly. The following chart shows the subadvisory fees CCM Advisors paid on behalf of each Fund (or portfolio into which the Fund previously invested) for the last three fiscal years ended June 30. Information is not presented for the U.S. Growth Equity Fund and International Core Equity Fund because these Funds have not yet commenced operations.

               Fund                     6/30/02      6/30/01          6/30/00
               ----                     -------      -------          -------
Limited Maturity Fixed Income Fund      $101,573     $93,551          $121,430
Full Maturity Fixed Income Fund         $65,642      $95,151          $131,683
Balanced Fund                           $55,290      $80,455          $121,177
Diversified Equity Fund                 $223,516    $272,132          $319,365


Detailed information regarding each of the Investment Managers is contained in the Funds' Prospectus under "Investment Managers."

At a meeting held on June 27, 2003, called in part for approving the subadvisory agreements for the Funds, the Board of Directors approved the subadvisory agreements by the unanimous vote of all Directors present and also by the unanimous vote of all non-interested Directors. In evaluating the Investment Managers, the Directors reviewed materials furnished by CCM Advisors and the Investment Managers, including information regarding each Investment Manager, and its personnel, operations and financial condition. The Directors discussed with representatives of the Investment Managers each Fund's operations and each Investment Manager's ability to provide subadvisory and other services to the Funds. The Directors also reviewed, among other things:

     o the proposed fees to be charged by each Investment Manager for the services it provides;

     o    each Fund's projected total operating expenses;

     o the investment performance, fees and total expenses of investment companies with similar objectives and strategies managed by other investment advisers; and

     o    the  experience  of  the  investment   advisory  and  other  personnel
          providing services to the Funds and the historical quality of the services provided by each Investment Manager.

The Directors considered the following as relevant to their recommendations: (1) the favorable history, reputation, qualification and background of each Investment Manager, as well as the qualifications of its personnel and its financial condition; (2) the magnitude of each Investment Manager's fees and the expense ratio of each Fund in relation to the nature and quality of services expected to be provided and the fees and expense ratios of comparable investment companies; (3) the performance of each Fund in relation to the results of other comparable investment companies and unmanaged indices; (4) the ability of each Investment Manager to receive research products and services from brokers in connection with brokerage transactions executed for the Fund and other accounts managed by each Investment Manager; and (5) other factors that the Directors deemed relevant.

The subadvisory agreements are not assignable and may be terminated without penalty upon 60 days written notice at the option of CCM Advisors or the Investment Manager, or by the Board of Directors or by a vote of a majority of the outstanding shares of the Fund. The subadvisory agreement provides that it shall continue in effect for two years and can thereafter be continued for a Fund from year to year so long as such continuance is specifically approved annually (a) by the Board of Directors or by a majority of the outstanding shares of the Fund and (b) by a majority vote of the Directors who are not parties to the agreement, or interested persons of any such party, cast in person at a meeting held for that purpose.

CCM Advisors has certain responsibilities regarding the supervision of the Investment Managers (see "The Investment Adviser," above); however, neither CCM Advisors nor the AHA Funds' officers or Directors evaluate the investment merits of investment selections or decisions made by the Investment Managers. The Investment Managers and their affiliated brokers may be authorized to execute brokerage transactions for the Fund and receive commissions for their services. See "Portfolio Transactions."

                                   DISTRIBUTOR

Quasar Distributors, LLC. ("Quasar") serves as the principal underwriter for the Funds pursuant to a distribution agreement initially approved by the Board of Directors (the "Distribution Agreement"). Quasar is a registered broker-dealer and a member of the National Association of Securities Dealers, Inc. ("NASD"). Shares of the Funds will be continuously offered.

Quasar bears all the expenses of providing services pursuant to the Distribution Agreement, including the payment of the expenses relating to the distribution of Prospectuses for sales purposes as well as any advertising or sales literature. Each Fund bears the expenses of registering its shares with the Commission and paying the fees required to be paid by state regulatory authorities. The Distribution Agreement continues in effect for two years from initial approval and for successive one-year periods thereafter, provided that each such continuance is specifically approved (i) by vote of a majority of the Board of Directors, including a majority of the Directors who are not parties to the Distribution Agreement or interested persons of any such party, (as the term interested person is defined in the 1940 Act); or (ii) by the vote of a majority of the outstanding voting securities of each Fund. Quasar is not obligated to sell any specific amount of shares of any Fund.

Quasar's business and mailing address is 615 East Michigan Street, Milwaukee, Wisconsin 53202. Quasar was organized as a limited liability company in the state of Delaware and is a wholly-owned subsidiary of U.S. Bancorp.

                   DISTRIBUTION AND SHAREHOLDER SERVICE PLANS

The Funds have adopted a separate distribution plan for Class A Shares and Institutional Servicing Class shares under Section 12(b) of the 1940 Act and Rule 12b-1 promulgated thereunder ("Rule 12b-1") that provides for distribution fees to Quasar up to 0.25% per annum of the average daily net asset values of the shares, respectively, for activities intended to result in the sale of Fund shares. The Funds also have the ability to enter into shareholder servicing agreements with unaffiliated entities to provide shareholder services to the Institutional Servicing Class shareholders.

Distribution Plans

The Distribution Plans under Rule 12b-1 compensates Quasar for its sales and distribution activities related to the Funds' Class A and Institutional Servicing Class Shares. The Plan covers certain expenses of Quasar and fees paid by Quasar to related and unrelated entities for marketing and distribution services, including but not limited to: (a) the payment of initial and ongoing commissions and other payments to registered representatives or others who sell Class A and Institutional Servicing Shares; (b) compensation to Quasar's employees; (c) expenses related to the printing and mailing or other dissemination of prospectuses and statements of additional information and the costs of preparation, printing and mailing of reports used for sales literature; and (d) related expenses advertisements and other distribution-related expenses. Compensation may be spent by Quasar, its affiliates and other organizations on any activities or expenses related to the distribution and marketing of the Shares. The Distribution Plans also require that Quasar furnish to the Board of Directors, and the Board of Directors shall review, at least quarterly, a written report of the amounts expended (and purposes therefor).

The Distribution Plans have each been adopted by a majority of the Board of Directors, including a majority of the non-interested Directors. Each Distribution Plan will continue in effect from year to year if such continuance is approved by a majority vote of both the Directors and the independent Directors. Agreements related to the Distribution Plans must also be approved by such vote. Each Distribution Plan will terminate automatically if assigned, and may be terminated at any time, without payment of any penalty, by vote of a majority of the outstanding shareholders of a Fund. No Distribution Plan may be amended to increase materially the amounts payable to Quasar without the approval of a majority of the outstanding shareholders of the Fund, and no material amendment to a Distribution Plan may be made except by a majority of both the Directors of the Funds and the independent Directors.

Shareholder Servicing Plan

The Funds can compensate unaffiliated entities (an "Agent") under a Shareholder Servicing Agreement for maintenance and personal service provided to Institutional Servicing Class shareholders that are customers of the Agent. The Funds shall pay Agents a fee, computed daily and paid monthly, at an annual rate of (i) 0.20% of the average daily net asset value for shares of each of Diversified Equity Fund, U.S. Growth Equity Fund, International Core Equity Fund and the equity portion of the Balanced Fund held of record by the Agent from time to time on behalf of the Agent's customers and (ii) 0.10% of the average daily net asset value for shares of the Limited Maturity Fixed Income Fund, Full Maturity Fixed Income Fund and the fixed income portion of Balanced Fund held of record by the Agent from time to time on behalf of the Agent's customers. Servicing activities provided by Agents may include, among other things, one or more of the following: (i) establishing and maintaining shareholder accounts and records; (ii) processing purchase and redemption transactions; (iii) answering customer inquiries; (iv) assisting customers in changing dividend options, account designations and addresses; (v) performing sub-accounting; (vi) investing customer cash account balances automatically in Fund shares; (vii) providing periodic statements showing a customer's account balance and integrating such statements with those of other transactions and balances in the customer's other accounts Serviced by the Servicing agent; and (viii) arranging for bank wires to the extent that the Agents are permitted by applicable statute, rule or regulation.

                                 CODE OF ETHICS

The AHA Funds, CCM Advisors and each of the Investment Managers have adopted codes of ethics pursuant to Rule 17j-1 under the 1940 Act (each, a "Code of Ethics") which govern personal securities trading by Directors and officers of the Funds and the personnel of CCM Advisors and the Investment Managers who provide services or obtain current information regarding investment activities, as well as certain other personnel. The Codes of Ethics generally permit such personnel to purchase and sell securities, including securities which are purchased, sold or held by the Funds, but only subject to certain conditions designed to ensure that purchase and sale for such persons' accounts do not adversely affect the Funds' investment activities.

                             PORTFOLIO TRANSACTIONS

Subject to the general supervision of the Board of Directors and CCM Advisors, Investment Managers are responsible for decisions to buy and sell securities, the selection of brokers and dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Purchases and sales of securities on a stock exchange are effected through brokers who charge a commission for their services. In the over-the-counter market, securities are generally traded on a "net" basis with non-affiliated dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. Certain money market instruments may be purchased directly from an issuer, in which case no commission or discounts are paid. The Funds anticipate that transactions involving foreign securities will be effected primarily on principal stock exchanges for such securities. Fixed commissions on such transactions are generally higher than negotiated commissions on domestic transactions. There is also generally less government supervision and regulation of foreign stock exchanges and brokers than in the United States.

The Investment Managers currently serve as investment advisers to a number of clients, including other investment companies, and may in the future act as investment advisers to others. It is the practice of each of the Investment Managers to cause purchase and sale transactions to be allocated among the Fund and others whose assets it manages in such manner as it deems equitable. In making such allocations, the main factors considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for managing the Funds and the other client accounts. This procedure may, under certain circumstances, have an adverse effect on the Funds.

Securities held by the Funds may also be held by separate accounts or mutual funds for which the Investment Managers act as an investment adviser, some of which may be affiliated with the Investment Managers. Because of different investment objectives, cash flows or other factors, a particular security may be bought by an Investment Manager for one or more of its clients, when one or more other clients are selling the same security. Pursuant to procedures adopted by the Board of Directors , the Investment Managers may cause a Fund to buy or sell a security from another mutual fund or another account. Any such transaction would be executed at a price determined in accordance with those procedures and without sales commissions. Transactions executed pursuant to such procedures are reviewed by the Board of Directors quarterly.

The policy of the AHA Funds regarding purchases and sales of securities is that primary consideration will be given to obtaining the most favorable prices and efficient executions of transactions. Consistent with this policy, when securities transactions are effected on a stock exchange, the AHA Funds' policy is to pay commissions that are considered fair and reasonable without necessarily determining that the lowest possible commissions are paid in all circumstances. The Board of Directors believe that a requirement always to seek the lowest commission cost could impede effective management and preclude the Funds and the Investment Managers from obtaining high quality brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, the Investment Managers rely on their experience and knowledge regarding commissions generally charged by various brokers and on their judgment in evaluating the brokerage and research services received from the broker effecting the transaction. Such determinations are necessarily subjective and imprecise, as in most cases an exact dollar value for those services is not ascertainable.

In seeking to implement the AHA Funds' policies, the Investment Managers effect transactions with those brokers and dealers whom they believe provide the most favorable prices and which are capable of providing efficient executions. If the Investment Managers believe such price and execution are obtainable from more than one broker or dealer, they may give consideration to placing portfolio transactions with those brokers and dealers who also furnish research and other services to the Funds or the Investment Managers. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investments; wire services; and appraisals or evaluations of portfolio securities. The information and services received by the Investment Managers from brokers and dealers may be of benefit in the management of accounts of other clients and may not in all cases benefit the Funds directly. While such services are useful and important in supplementing their own research and facilities, the Investment Managers believe the value of such services is not determinable and does not significantly reduce their expenses.

Consistent with the policies described above, brokerage transactions in securities listed on exchanges or admitted to unlisted trading privileges may be effected through Investment Managers or their affiliates which are registered brokers. In order for such transactions to be effected, the commissions, fees or other remuneration received by the broker must be reasonable and fair compared to the commissions, fees or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. This standard would allow an Investment Manager or its affiliate to receive no more than the remuneration which would be expected to be received by an unaffiliated broker in a commensurate arm's-length transaction. In approving the use of an affiliated broker, the Board of Directors including a majority of the Independent Directors , has adopted procedures which are reasonably designed to provide that any commissions, fees or other remuneration paid are consistent with the foregoing standard.

Brokerage commissions paid by the Funds (and the portfolios into which the Funds previously invested) for the last three fiscal year ended June 30 were:

                  Limited             Full                       Diversified
                  Maturity          Maturity       Balanced        Equity
   2002(1)            $0              $0            $40,055       $195,687
   2001(2)             -               -             $85,971       $349,344
   2000(2)             -               -             $63,031       $122,214

(1) Amounts reflect commissions paid by the Funds from July 1, 2001 to October 31, 2001 ( prior to conversion into feeder funds) and commissions paid by the portfolios into which the Funds previously invested from November 1, 2001 to June 30, 2002.

(2) Amounts reflect commissions paid by the Funds prior to conversion into feeder funds.

Historical data regarding commissions paid for the U.S. Growth Equity Fund and International Core Equity Fund is not available as the Funds have not yet commenced operations. Brokerage commissions allocated for research services during the fiscal year ended June 30, 2002 were $1,117 by the Balanced Fund (prior to conversion into feeder funds) (in transactions having an aggregate value of $33,432) and $4,277 by the Diversified Equity Fund (in transactions having an aggregate value of $126,066).

During the fiscal year ended June 30, 2002, the Funds held securities of Bear Stearns Companies, Inc. ("Bear Stearns"); Credit Suisse Firs Boston "First Boston"; Morgan Stanley Dean Witter & Co. ("Morgan Stanley"); Lehman Brothers Incorporated ("Lehman Brothers"); Merrill Lynch & Company ("Merrill Lynch"); and Wells Fargo Company ("Wells Fargo") which are companies which may be deemed to be the Funds' "regular brokers or dealers," as defined by Rule 10b-1 under the 1940 Act, or the parents of such brokers or dealers.

Aggregate holdings, as of June 30, 2002, were as follows:

------------------------------- ------------------------------
        Broker/Dealer                   Market Value
------------------------------- ------------------------------
Bear Stearns                    $896,035
------------------------------- ------------------------------
First Boston                    $71,687
------------------------------- ------------------------------
Morgan Stanley                  $1,992,491
------------------------------- ------------------------------
Lehman Brothers Inc.            $1,669,710
------------------------------- ------------------------------
Merrill Lynch                   $1,374,514
------------------------------- ------------------------------
Wells Fargo                     $1,269,165
------------------------------- ------------------------------


                               PORTFOLIO TURNOVER

There are no fixed limitations regarding portfolio turnover. Although the Funds generally do not trade for short-term profits, securities may be sold without regard to the time they have been held when investment considerations warrant such action. As a result, under certain market conditions, the turnover rate for a particular Fund will be higher than that of other investment companies and portfolios with similar investment objectives. Decisions to buy and sell securities are made by the Investment Managers for the assets assigned to them. Investment Managers make decisions to buy or sell securities independently from other Investment Managers. Thus, one Investment Manager may sell a security while another Investment Manager for the same Fund is purchasing the same security. In addition, when an Investment Manager's services are terminated, the new Investment Manager may restructure the Fund. These practices may result in higher portfolio turnover rates. Brokerage costs are commensurate with the rate of portfolio activity so that a Fund with higher turnover may incur higher brokerage costs.

                        DETERMINATION OF NET ASSET VALUE

The net asset value of the shares of each class of the Funds is determined by dividing each class's total net assets by the number of that class's outstanding shares.

The value of securities are determined based on the last sale price on the principal exchange on which the securities are traded as of the time of valuation. Absent any reported sale on the principal exchange at the time of valuation, the securities are valued at the last current sales price on a secondary exchange. In the absence of any sale on the valuation date, the securities are valued at the closing bid price. Securities traded only on over-the-counter markets generally are valued at closing over-the-counter bid prices, except that securities traded on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Securities that are primarily traded on foreign securities exchanges generally are valued at their closing values on the exchange. The markets on which non-U.S. securities trade are sometimes open on days when the NYSE is not open and the Funds do not calculate their net asset values, and sometime are not open on days when the Funds do calculate their net asset values. Even on days which both the foreign market and the NYSE are open, several hours may have passed between the time when trading in the foreign market closed and the NYSE closes and the Funds calculate their net asset value. The Funds monitor for significant events in foreign markets. Bonds are valued at the mean of the last bid and asked prices. In the absence of readily available market quotations (or when, in the view of the Investment Manager, available market quotations do not accurately reflect a security's fair value), securities are valued at their fair value as determined by the Board of Directors. Prices used for valuation of securities are provided by independent pricing services. Debt obligations with remaining maturities of 60 days or less generally are valued at amortized cost.

Net asset value is computed at the close of the regular trading session on the New York Stock Exchange ("NYSE") on each day the NYSE is open for business that is not bank holiday. The NYSE currently observes the following holidays: New Year's Day; Martin Luther King's Birthday (third Monday in January); Presidents' Day (third Monday in February); Good Friday (Friday before Easter); Memorial Day (last Monday in May); Independence Day; Labor Day (first Monday in September); Thanksgiving Day (last Thursday in November); and Christmas Day.

Computation of NAV (and the sale and redemption of fund shares) may be suspended or postponed during any period when (a) trading on the NYSE is restricted, as determined by the Commission, or the NYSE is closed for other than customary weekend and holiday closings, (b) the Commission has by order permitted such suspension, or (c) an emergency, as determined by the Commission, exists making disposal of portfolio securities or valuation of the net assets of the Fund not reasonably practicable.

                             PERFORMANCE INFORMATION

From time to time the Funds may quote total return figures. "Total Return" for a period is the percentage change in value during the period of an investment in shares of a fund, including the value of shares acquired through reinvestment of all dividends and capital gains distributions. "Average Annual Total Return" is the average annual compounded rate of change in value represented by the Total Return for the period.

                  Average Annual Total Return is computed as follows:

                                      n
                           ERV = P(l+T)

         Where:            P = a hypothetical initial investment of $1,000
                           T = average annual total return
                           n = number of years
                           ERV = ending redeemable value of a hypothetical $1,000 investment made at the beginning of the period, at the end of the period (or fractional portion thereof)

The Funds may also quote after-tax total returns to show the impact of assumed federal income taxes on an investment in a Fund. A Fund's total return "after taxes on distributions" shows the effect of taxable distributions, but not any taxable gain or loss, on an investment in shares of the Fund for a specified period of time. A Fund's total return "after taxes on distributions and sale" shows the effect of both taxable distributions and any taxable gain or loss realized by the shareholder upon the sale of fund shares at the end of a specified period. To determine these figures, all income, short-term capital gain distributions, and long-term capital gain distributions are assumed to have been taxed at the highest marginal individualized federal tax rate then in effect. Those maximum tax rates are applied to distributions prior to reinvestment and the after-tax portion is assumed to have been reinvested in the Fund. State and local taxes are ignored.

Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns reflect past tax effects and are not predictive of future tax effects.


     Average Annual Total Return (After Taxes on Distributions) is computed as follows:

                           n
              ATVD = P(l+T)

    Where:    P = a hypothetical initial investment of $1,000
              T = average annual total return (after taxes on distributions) n = number of years
              ATVD = ending value of a hypothetical $1,000 investment made at the beginning of the period, at the end of the period (or fractional portion thereof), after taxes on fund distributions but not after taxes on redemptions.


     Average Annual Total Return (After Taxes on Distributions and Sale of Fund Shares) is computed as follows:

                                        n
                           ATVDR = P(l+T)

         Where:            P = a hypothetical initial investment of $1,000
                           T = average annual total return (after taxes on
                               distributions and redemption) n = number of years
                           ATVDR = ending value of a hypothetical $1,000 investment made at the beginning of the period, at the end of the period (or fractional portion thereof), after taxes on fund distributions and redemption.

Each Fund's Total Return and Average Annual Total Return before and after taxes for various periods ended December 31, 2002 are shown in the tables below for Class I Shares. AHA U.S. Growth Equity Fund and AHA International Growth Equity Fund information is not presented because these Funds have not commenced operations and therefore have not been in operation for a full year. The Funds' returns may vary greatly over short periods of time and may be materially different by the time you receive this statement of additional information. For more current performance information call 1-800-445-1341. Investors should maintain realistic expectations for future performance.


AHA Limited Maturity Fixed Income Fund - Class I Shares
Average Annual Total Returns as of 12/31/02

------------------------------------------ ------------ ------------ -----------
                    Before Taxes               1 Year      5 Years   10 years
------------------------------------------ ------------ ------------ -----------
Total Return                                   5.44%        34.08%    72.08%
------------------------------------------ ------------ ------------ -----------
Average Annual Total Return                    5.44%        6.04%      5.58%
------------------------------------------ ------------ ------------ -----------


------------------------------------------ ------------ ------------ -----------
            After Taxes on Distributions       1 Year      5 Years   10 years
------------------------------------------ ------------ ------------ -----------
Total Return                                   4.11%        21.29%    38.73%
------------------------------------------ ------------ ------------ -----------
Average Annual Total Return                    4.11%        3.94%      3.33%
------------------------------------------ ------------ ------------ -----------


------------------------------------------ ------------ ------------ -----------
    After Taxes on Distributions and           1 Year      5 Years   10 years
          Sale of Fund Shares
------------------------------------------ ------------ ------------ -----------
Total Return                                   3.31%        19.53%    38.97%
------------------------------------------ ------------ ------------ -----------
Average Annual Total Return                    3.31%        3.63%      3.35%
------------------------------------------ ------------ ------------ -----------


AHA Full Maturity Fixed Income Fund - Class I Shares
Average Annual Total Returns as of 12/31/02

---------------------------------- --------------- ----------- ----------------
              Before Taxes            1 Year         5 Years       10 years
---------------------------------- --------------- ----------- ----------------
Total Return                           8.84%           38.57%        94.19%
---------------------------------- --------------- ----------- ----------------
Average Annual Total Return            8.84%           6.74%          6.86%
---------------------------------- --------------- ----------- ----------------


---------------------------------- --------------- ----------- ----------------
    After Taxes on Distributions       1 Year         5 Years       10 years
---------------------------------- --------------- ----------- ----------------
Total Return                           6.88%           23.55%        49.97%
---------------------------------- --------------- ----------- ----------------
Average Annual Total Return            6.88%           4.32%          4.14%
---------------------------------- --------------- ----------- ----------------


---------------------------------- --------------- ----------- ----------------
    After Taxes on Distributions       1 Year         5 Years       10 years
      and Sale of Fund Shares
---------------------------------- --------------- ----------- ----------------
Total Return                           5.35%           22.02%        49.76%
---------------------------------- --------------- ----------- ----------------
Average Annual Total Return            5.35%           4.06%          4.12%
---------------------------------- --------------- ----------- ----------------


AHA Balanced Fund - Class I Shares
Average Annual Total Returns as of 12/31/02

-------------------------------------- --------------- --------------- ---------
         Before Taxes                      1 Year         5 Years      10 years
-------------------------------------- --------------- --------------- ---------
Total Return                              -11.18%          14.82%       129.05%
-------------------------------------- --------------- --------------- ---------
Average Annual Total Return               -11.18%          2.80%         8.64%
-------------------------------------- --------------- --------------- ---------


-------------------------------------- --------------- --------------- ---------
     After Taxes on Distributions          1 Year         5 Years      10 years
-------------------------------------- --------------- --------------- ---------
Total Return                              -11.65%          -7.33%       53.69%
-------------------------------------- --------------- --------------- ---------
Average Annual Total Return               -11.65%          -1.51%        4.39%
-------------------------------------- --------------- --------------- ---------


-------------------------------------- --------------- --------------- ---------
    After Taxes on Distributions and       1 Year         5 Years      10 years
        Sale of Fund Shares
-------------------------------------- --------------- --------------- ---------
Total Return                               -6.88%          10.00%       68.06%
-------------------------------------- --------------- --------------- ---------
Average Annual Total Return                -6.88%          1.92%         5.33%
-------------------------------------- --------------- --------------- ---------



AHA Diversified Equity Growth Fund - Class I Shares
Average Annual Total Returns as of 12/31/02

---------------------------------------- --------------- ----------- -----------
                    Before Taxes             1 Year         5 Years    10 years
---------------------------------------- --------------- ----------- -----------
Total Return                                -19.59%          7.93%      160.78%
---------------------------------------- --------------- ----------- -----------
Average Annual Total Return                 -19.59%          1.54%      10.06%
---------------------------------------- --------------- ----------- -----------


---------------------------------------- --------------- ----------- -----------
     After Taxes on Distributions            1 Year         5 Years    10 years
---------------------------------------- --------------- ----------- -----------
Total Return                                -19.80%          -6.25%     99.56%
---------------------------------------- --------------- ----------- -----------
Average Annual Total Return                 -19.80%          -1.28%      7.15%
---------------------------------------- --------------- ----------- -----------


---------------------------------------- --------------- ----------- -----------
    After Taxes on Distributions and         1 Year         5 Years    10 years
          Sale of Fund Shares
---------------------------------------- --------------- ----------- -----------
Total Return                                -12.14%          8.67%      86.46%
---------------------------------------- --------------- ----------- -----------
Average Annual Total Return                 -12.14%          1.68%       6.43%
---------------------------------------- --------------- ----------- -----------


Total Return and Average Annual Total Return are calculated in the same way as for Class I Shares as for Class A and Institutional Servicing Class Shares. The performance of Class I Shares is expected to be different from the performance of Class A Shares because the Class A Shares impose sales charges and the overall expenses allocated to the classes are different. The performance of Class I Shares is expected to be different from the performance of the Institutional Servicing Class Shares because the Institutional Servicing Class may impose shareholder servicing fees. Because the expense ratio for Class I Shares is expected to be lower than Class A Shares and Institutional Servicing Class Shares, the Total Return and Average Annual Total Return of Class I Shares are expected to be greater than for Class A and Institutional Servicing Class Shares.

The returns shown above assume reinvestment of dividends and distributions. Past performance is not necessarily indicative of future results. The performance of a Fund is a result of conditions in the securities markets, portfolio management, and operating expenses. Although information such as that shown above is useful in reviewing a Fund's performance and in providing some basis for comparison with other investment alternatives, it should not be used for comparison with other investments using different reinvestment assumptions or time periods.

Yield

Quotations of yield for the Limited Maturity Fixed Income Fund and Full Maturity Fixed Income Fund are computed by dividing net investment income per share earned during the period of the quotation by net asset value per share on the last day of the period, according to the following formula:

                                              6
                           YIELD = 2 [(a-b + 1) - 1]
                                       ---
                                       cd

Where: "a" = dividends and interest earned during the period
       "b" = expenses accrued for the period (net of any reimbursements)
       "c" = the average daily number of shares outstanding during the period that were entitled to receive dividends
       "d" = net asset value per share on the last day of the period


The Fund's yields for Class I Shares for the one month period ended December 31, 2002 were as follows:

                 Fund                            Yield
                 ----                           Class I
                                                -------
Limited Maturity Fixed Income Fund                 2.02%
Full Maturity Fixed Income Fund                    3.91%


Class A and Institutional Servicing Class Shares also bear the expenses of distribution fees paid to Quasar. As a result, at any given time, net yield could be lower than the yield of the Class I Shares.

The yield of a Fund will vary from time to time depending on market conditions, the composition of the Funds' investment portfolio and the Funds' operating expenses allocated to that Fund or its classes of shares. These factors and possible differences in the methods used in calculating the yield should be considered when comparing a Fund's yield to yields published for other investment companies and other investment vehicles. Yield should also be considered relative to change in the value of a Fund's various classes of shares. These yields do not take into account any applicable sales charges.

In advertising and sales literature, the performance of a Fund may be compared with that of other mutual funds, indexes or averages of other mutual funds, indexes of related financial assets or data, other accounts or investment vehicles managed by CCM Advisors, and other competing investment and deposit products available from or through other financial institutions. The composition of these indexes, averages or accounts differs from those of the Funds. A Fund's return may also be compared to the cost of living (measured by the Consumer Price Index) or the return of various categories of investments (as measured by Ibbotson Associates or others) over the same period. In addition to performance rankings, each Fund may compare its total expense ratio to the average total expense ratio of similar funds tracked by Lipper. Comparison of a Fund to an alternative investment should consider differences in features and expected performance.

The Funds may quote or reprint financial or business publications and periodicals, including model portfolios or allocations, as they relate to current economic and political conditions, fund management, portfolio composition, investment philosophy, investment techniques, the desirability of owning a particular mutual fund, and CCM Advisors' services and products. CCM Advisors may provide information designed to clarify investment goals and explore various financial strategies. Such information may include information about current economic, market, and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting. Materials may also include discussions of other products and services offered by CCM Advisors.

The Funds may quote various measures of the volatility and benchmark correlation of the Funds in advertising. In addition, the Fund may compare these measures to those of other funds. Measures of volatility seek to compare a Fund's historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data. In advertising, the Fund may also discuss or illustrate examples of interest rate sensitivity.

                       PURCHASES AND REDEMPTIONS OF SHARES

Purchases and redemptions are discussed in the prospectus under the headings "How to Buy Shares," and "How to Sell Shares."

Shares of each Fund may be purchased or redeemed through certain financial services companies, some of which may charge a transaction fee. Each Fund may authorize from time to time certain financial services companies, broker-dealers or their designees ("authorized agents") to accept share purchase and redemption orders on its behalf. For purchase orders placed through an authorized agent, a shareholder will pay a Fund's NAV per share (see "Net Asset Value") next computed after the receipt by the authorized agent of such purchase order, plus any applicable sales charges and transaction charges imposed by the agent. For redemption orders placed through an authorized agent, a shareholder will receive redemption proceeds which reflect the NAV per share next computed after the receipt by the authorized agent of the redemption order, less any sales charges and redemption fees imposed by the agent.

In some instances, an authorized agent or other financial services company may not charge any transaction fees directly to investors in a Fund. However, for accounting and shareholder servicing services provided by such a company with respect to Fund shares held by that company for its customers, the company may charge a fee based on a percentage of the annual average value of those accounts.

Class I and Institutional Servicing Class shareholders are also eligible to participate in the American Hospital Association Investment Program (the "Program"), a service provided by CCM Advisors that offers participants individualized asset management consultation to assist in determining an appropriate investment program. See "The Program."

                        ANTI-MONEY LAUNDERING COMPLIANCE

The Funds are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds may request additional information from you to verify your identity. If at any time the Funds believe a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to "freeze" a shareholder's account. The Funds also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder's account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit a Fund to inform the shareholder that it has taken the actions described above.


                                     SHARES

The AHA Funds' presently authorized capital is 700,000,000 shares. Interests in the AHA Funds are represented by shares of common stock, $.01 par value, with interests in each of the Funds represented by a separate series of such stock. Under the AHA Funds' Articles of Incorporation, the Board of Directors may increase the authorized shares, establish additional series (with different investment objectives and fundamental policies), establish additional classes of the Funds, and redesignate unissued shares among the series. Establishment of additional series will not alter the rights of the Funds' shareholders and additional classes within any series would be used to distinguish among the rights of different categories of shareholders.

Each share of each series represents an equal proportionate interest in the Fund represented by such shares, without any priority or preference over other shares of the same series. All consideration received for the sales of shares of a particular series, all assets in which such consideration is invested, and all income, earnings and profits derived therefrom is allocated and belongs to that series. As such, the interest of shareholders in a particular Fund is separate and distinct from the interest of shareholders of the other Funds, and shares of a Fund are entitled to dividends and distributions only out of the net income and gains, if any, of that Fund as declared by the Board of Directors.

Each share of a Fund class is entitled to participate pro rata in any dividends and other distributions declared by the Board of Directors with respect to that share class, and all shares of a Fund have proportionate rights in the event of liquidation of that Fund.

Each shareholder is entitled to a full vote for each full share held (and fractional votes for fractional shares) on any matter presented to shareholders. Shares of the Funds will vote separately as individual series when required by the 1940 Act or other applicable law or when the Board of Directors determines that the matter affects only the interests of one or more Funds, such as, for example, a proposal to approve an amendment to that Fund's Management Agreement, but shares of all Funds vote together, to the extent required by the 1940 Act, in the election or selection of Directors and independent accountants.

Voting rights are not cumulative, which means that that the holders of more than 50% of the shares voting for the election of Directors can, if they choose, elect all Directors being elected, while the holders of the remaining shares would be unable to elect any Directors.

Under Maryland law, the AHA Funds are not required and therefore does not intend to hold annual meetings of shareholders. However, the Directors may call annual or special meetings of shareholders as may be required by the 1940 Act, Maryland law, or the Articles of Incorporation, or as they otherwise deem necessary or appropriate. In addition, the By-Laws of the AHA Funds contain procedures under which a director may be removed by the written declaration or vote of the holders of two-thirds of the AHA Funds' outstanding shares at a meeting called for that purpose upon the request of the shareholders whose interests represent 10% of the Fund's outstanding shares.

                                   THE PROGRAM

CCM Advisors has entered into an agreement with AHA and its wholly-owned subsidiary, AHA Financial Solutions, Inc. ("AHA-FSI"), which provides for the licensing of AHA's service marks to CCM Advisors and for AHA's sponsorship and endorsement of the Program (as described below). Pursuant to this agreement, AHA-FSI will provide certain additional services, including providing support for CCM Advisors' marketing of the Program and the Funds. CCM Advisors will pay licensing fees of $100,000 per year to AHA-FSI and a one-time start-up fee of $36,000. For marketing support, CCM Advisors will pay compensation on a quarterly basis to AHA-FSI at the following rates (as a percentage of the Funds' average daily net assets for the quarter): 0.0125% if net assets of the Funds are below $330 million; 0.01875% if net assets of the Funds are between $330 million and $500 million; and 0.2125% if net assets of the Fund are in excess of $500 million. The annual percentage rates used to determine compensation payable by CCM Advisors to AHA-FSI will increase if certain asset growth targets are not met for the Funds. These fees and other compensation are paid by CCM Advisors to AHA-FSI and will not be paid by the Funds or increase fees payable by participants in the Program. CCM Advisors has also agreed to support two designees of either the AHA or AHA-FSI to serve as Directors of the Funds. Generally since inception of the Funds, two of its Directors have been officers of the AHA.

The Funds have acknowledged that the name "AHA" is a property right of AHA and that its right to use that name is non-exclusive. The Funds also have acknowledged that both AHA and CCM Advisors have the right to withdraw from the Funds the right to use the name "AHA."

The Program is a service offered by CCM Advisors pursuant to arrangements with American Hospital Association Services, Inc. and is available to American Hospital Association member hospitals and their affiliated organizations, including employee benefit plans and hospital insurance funds ("Member Organizations"). To become a participant, a Member Organization must enter into a Program Services Agreement ("Program Agreement") with CCM Advisors and must own shares. Other hospital associations affiliated with AHA and their sponsored and affiliated organizations are also eligible to become participants by entering into Program Agreements.

Under the Program Agreement, participants receive individualized asset management consulting services to assist in determining an appropriate investment program for their specific needs. CCM Advisors consults with each participant to help it define its investment objectives, desired returns and tolerance for risk, and develops a plan for the allocation of the participant's assets among different asset classes. Participants can implement their investment programs by investing in shares of the Funds, as described below, and may change the allocation of assets among the Funds or withdraw assets from the Funds at any time by redeeming shares. The Funds pay no fees to CCM Advisors for this Program. Instead, the Funds take actions necessary to permit the offering of Fund shares in the jurisdictions that CCM Advisors requests in order to enable organizations that have entered into Program Agreements to purchase Fund shares.

                                      TAXES

The AHA Funds intends that each Fund will qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), and thus not be subject to federal income taxes on amounts which it distributes to shareholders. If a Fund should fail to qualify for pass-through tax treatment under Subchapter M, then it would be required to pay taxes on any income and realized capital gains, reducing the amount of income and capital gains that would otherwise be available for distribution to the Fund's shareholders.

In order to qualify as a regulated investment company, a Fund must, among other things, (i) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or foreign currency, or certain other income (including but not limited to gains from options, futures, and forward contracts) derived with respect to its business of investing in stock, securities, or currencies; and (ii) diversify its holdings so that at the end of each quarter of its taxable year the following two conditions are met: (a) at least 50% of the value of each Fund's total assets is represented by cash, U.S. Government securities, securities of other regulated investment companies, and other securities (for this purpose such other securities will qualify only if each Fund's investment is limited in respect to any issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer) and (b) not more than 25% of the value of each Fund's assets is invested in securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies) or two or more issuers which each Fund controls and which are engaged in the same, similar or related trades or businesses.

In order to maintain the qualification of each Fund as a regulated investment company, the AHA Funds may, in its business judgment, restrict a Fund's ability to invest in certain financial instruments. For the same reason, the AHA Funds may, in its business judgment, require each Fund to maintain or dispose of an investment in certain types of financial instruments before or after the time when it might otherwise be advantageous to do so.

Each Fund will be subject to a 4% non-deductible federal excise tax on certain amounts not distributed (and not treated as having been distributed) on a timely basis in accordance with annual minimum distribution requirement. Each Fund intends under normal circumstances to avoid liability for such tax by satisfying such distribution requirements.

Investment in debt obligations that are at risk or in default present special tax issues for the Fund that may hold such obligations. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by the Fund in order to reduce the risk of distributing insufficient income to preserve its status as a regulated investment company and avoid becoming subject to federal income or excise tax.

Distributions from each Fund's current or accumulated earnings and profits ("E&P"), as computed for federal income tax purposes, will be taxable as described in the Funds' prospectus whether taken in shares or in cash. Distributions, if any, in excess of E&P will constitute a return of capital, which will first reduce an investor's tax basis in a Fund's shares and thereafter (after such basis is reduced to zero) will generally give rise to capital gains. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the amount of cash they would have received had they elected to receive the distributions in cash, divided by the number of shares received.

Different tax treatment, including penalties on certain excess contributions and deferrals, certain pre-retirement and post-retirement distributions and certain prohibited transactions, is accorded to shareholder accounts maintained as qualified retirement plans. Shareholders should consult their tax advisers for more information.

Investment by a Fund in certain "passive foreign investment companies" could subject a Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Fund shareholders. However, a Fund may be able to elect to treat a passive foreign investment company as a "qualified electing fund," in which case a Fund will be required to include its share of the company's income and net capital gain annually, regardless of whether it receives any distribution from the company. Alternatively, a Fund may make an election to mark the gains (and, to a limited extent, losses) in such holdings "to market" as though it had sold and repurchased its holdings in those passive foreign investment companies on the last day of a Fund's taxable year. Such gains and losses are treated as ordinary income and loss. The qualified electing fund and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increasing the amount required to be distributed for a Fund to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments (including when it is not advantageous to do so) in order to meet its distribution requirement, which also may accelerate the recognition of gain and affect a Fund's total return.

The foregoing discussion relates solely to U.S. Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts or estates) subject to such law. The discussion does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities, insurance companies, and financial institutions. Dividends may also be subject to state and local taxes. Shareholders should consult their own tax advisers as to the federal, state or local tax consequences of ownership of shares of, and receipt of distributions from, the Funds in their particular circumstances. The Funds generally do not accept investments by non-U.S. investors.

                                OTHER INFORMATION

Administrator

CCM Advisors serves as the administrator to the Funds pursuant to a separate Administration Agreement with the AHA Funds and in that capacity has overall responsibility, subject to the ongoing supervision of the Board of Directors for all aspects of administration and operation of each Fund. CCM Advisors has entered into a Sub-Administration Agreement with U.S. Bancorp Fund Services, LLC ("U.S. Bancorp") on behalf of the AHA Funds. U.S. Bancorp has agreed to prepare and file various reports with the appropriate regulatory agencies, assist in preparing various materials required by the Commission and prepare various materials required by any state securities commission having jurisdiction over the AHA Funds.

The Administration Agreement provides that CCM Advisors shall not be liable for any error of judgment or import of law, or for any loss suffered by the AHA Funds in connection with the matters to which this agreement relates, except loss resulting from: (i) willful misfeasance, bad faith or gross negligence on the part of CCM Advisors in the performance of its obligations and duties under the agreement; and (ii) its reckless disregard of its obligations and duties under the agreement.

The Agreement may be terminated at any time without the payment of any penalty by vote of the respective Board of Directors. As compensation for its services, CCM Advisors is entitled to receive 0.065% of the average daily net assets of the Funds.

Custodian, Transfer Agent and Fund Accountant

U.S. Bank, N.A. ("U.S. Bank"), 615 East Michigan Avenue, Milwaukee, Wisconsin, serves as custodian for the securities and other assets of the Funds. U.S. Bank is responsible for, among other things, safeguarding and controlling the cash and securities of the Funds, handling the receipt and delivery of securities, and collecting interest and dividends on the investments of the Funds. U.S. Bancorp Fund Services, LLC performs transfer agency, dividend disbursing and portfolio accounting services for the Funds.

Independent Accountants

Ernst & Young LLP, 233 South Wacker Drive, Chicago, Illinois, serve as the independent public accountants of the Funds. The independent accountants: (i) audit and report on the financial statements of the Funds; and (ii) provide assistance and consultation in connection with Securities and Exchange Commission filings filed on behalf of the Funds.


                                    APPENDIX


     The following is a description of the characteristics of ratings used by Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's, a division of The McGraw-Hill Companies ("S&P")

     Ratings by Moody's

Aaa--Bonds rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such bonds.

Aa--Bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa bonds or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa bonds.

A--Bonds rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba--Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa--Bonds rated Caa are of poor standing. Such bonds may be in default or there may be present elements of danger with respect to principal or interest.

Ca--Bonds rated Ca represent obligations which are speculative in a high degree. Such bonds are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Conditional Ratings. The designation "Con." followed by a rating indicated bonds for which the security depends upon the completion of some act or the fulfillment of some condition. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

     Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa 1, A 1, Baa 1, Ba 1, and B 1.

     Commercial Paper:

     Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

                           Prime-1  Highest Quality
                           Prime 2  Higher Quality
                           Prime-3  High Quality

     If an issuer represents to Moody's that its commercial paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

     S&P Ratings

AAA--Bonds rated AAA have the highest rating. The obligor's capacity to meet its financial commitment on the bond is extremely strong.

AA--Bonds rated AA differ from AAA bonds only in small degree. The obligor's capacity to meet its financial commitment on the bond is very strong.

A--Bonds rated A are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the bond is still strong.

BBB--Bonds rated BBB exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the bond.

BB--B--CCC--CC and C--Bonds rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the lowest degree of speculation among such bonds and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

     In order to provide more detailed indications of credit quality, S&P's bond letter ratings described above (except for AAA category) may be modified by the addition of a plus or a minus sign to show relative standing within the rating category.

     Provisional Ratings. The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, although addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon the failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

     Commercial Paper:

     A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2 and 3 to indicate the relative degree of safety.

     A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designated A-1+.





                                     PART C

                                OTHER INFORMATION

ITEM 23. Exhibits


Exhibit
Number
          Description

(a)(1) Articles of Incorporation of the Registrant. (b)

(a)(2) Articles of Amendment dated February 12, 1998. (c)

(a)(3) Articles of Amendment  and Articles  Supplementary  dated August 3, 2001.
       (c)

(b)    Bylaws. (b)

(c)    Not applicable, the Registrant no longer issues stock certificates.

(d)(1) Form of Investment Advisory Agreement between the Registrant and CCM Advisors LLC.

(d)(2) Portfolio Advisory Agreement between the Registrant and Patterson & Associates. (c)

(d)(3) Form  of  Investment Manager  Agreement.  Separate  Investment Management
       Agreements  have  been  executed   between  CCM  Advisors,  LLC  and  the
       following investment subadvisers on behalf of the following series:

          (i) Patterson Capital Corporation, on behalf of the Limited Maturity Fixed Income Fund;

          (ii) Robert W. Baird & Co., on behalf of the Full Maturity Fixed Income Fund;

          (iii) Robert W. Baird & Co., on behalf of the Balanced Fund;

          (iv) Western Asset Management Company, on behalf of the Full Maturity Fixed Income Fund;

          (v)  Cambiar Advisors, on behalf of the Balanced Fund;

          (vi) Cambiar Advisors, on behalf of the Diversified Equity
                   Fund;

          (vii)Freeman Associates Investment Management LLC, on behalf of the Balanced Fund; and

          (viii) Freeman Associates Investment Management LLC, on behalf of the Diversified Equity Fund.

All agreements are substantially identical except for dates and rates of compensation.

(e) Distribution Agreement between the Registrant and Quasar Distributors, LLC. (e)

(f)    N/A

(g)(1) Custody Agreement between the Registrant and U.S. Bank, N.A. (e)

(g)(2) Amendment to Custody Agreement between the Registrant and U.S. Bank, N.A. dated January 1, 2002. (e)

(h)(1) Transfer Agency Servicing Agreement between the Registrant and U.S. Bancorp Fund Services LLC. (e)

(h)(2) Amendment to Transfer Agency Servicing Agreement between the Registrant and U.S. Bancorp Fund Services LLC dated January 1, 2002. (e)

(h)(3) Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services LLC. (e)

(h)(4) Amendment to Fund Accounting Servicing Agreement between the Registrant and U.S. Bancorp Fund Services LLC dated January 1, 2002. (e)

(h)(5) Form of Administration Agreement between the Registrant and CCM Advisors, LLC.

(i)    Opinion and consent of Hogan & Hartson, L.L.P.

(j)    Consent of Ernst & Young LLP.

(k)    N/A

(l)    Subscription Agreement. (b)

(m)(1) Rule 12b-1 Plan for Class A Shares. (c)

(m)(2) Rule 12b-1 Plan for Institutional Servicing Class Shares.(c)

(n)    Multiple Class Plan pursuant to Rule 18f-3. (c)

(p)(1) Code of Ethics of AHA Investment Funds, Inc. and CCM Advisors  LLC. (d)

(p)(2) Code of Ethics of CCM Advisors, LLC and CCM Advisors Funds. Previously filed. Incorporated by reference to Exhibit (p)(1) filed with Amendment No.1 to CCM Advisors Funds' registration statement, Investment Company Act file 811-10241, filed on November 1, 2001.

(p)(3) Code of Ethics of Cambiar Investors, Inc. Previously filed. Incorporated by reference to Exhibit (p)(2) filed with Amendment No. 1 to CCM Advisors Funds' registration statement, Investment Company Act file 811-10241, filed on November 1, 2001.

(p)(4) Code of Ethics of Freeman Associates Investment Management LLC. Previously filed. Incorporated by reference to Exhibit (p)(3) filed with Amendment No. 1 to CCM Advisors Funds' registration statement, Investment Company Act file 811-10241, filed on November 1, 2001.

(p)(5) Code of Ethics of KCM Investment Advisors. (e)

(p)(6) Code of Ethics of Patterson Capital Corp. Previously filed. Incorporated by reference to Exhibit (p)(5) filed with Amendment No. 1 to CCM Advisors Funds' registration statement, Investment Company Act file 811-10241, filed on November 1, 2001.

(p)(7) Code of Ethics of Pyrford International PLC. Previously filed. Incorporated by reference to Exhibit (p)(6) filed with Amendment No. 1 to CCM Advisors Funds' registration statement, Investment Company Act file 811-10241, filed on November 1, 2001.

(p)(8) Code of Ethics of Robert W. Baird & Co. Incorporated. Previously filed. Incorporated by reference to Exhibit (p)(7) filed with Amendment No. 1 to CCM Advisors Funds' registration statement, Investment Company Act file 811-10241, filed on November 1, 2001.

(p)(9) Code of Ethics of Western Asset Management. Previously filed. Incorporated by reference to Exhibit (p)(8) filed with Amendment No. 1 to CCM Advisors Funds' registration statement, Investment Company Act file 811-10241, filed on November 1, 2001.

----------------------------

(a) Previously filed. Incorporated by reference to the exhibit of the same number filed with post-effective amendment no. 17 to Registrant's registration statement, Securities Act file number 33-21969 (the "Registration Statement"), filed on August 31, 2000.

(b)    Previously  filed. Incorporated by  reference  to the exhibit of the same
       number filed with   post-effective   amendment  no.  18  to  Registrant's
       Registration Statement filed on October 31, 2000.

(c)    Previously filed. Incorporated  by  reference  to the exhibit of the same
       number filed with   post-effective   amendment  no.  19  to  Registrant's
       Registration Statement filed on August 3, 2001.

(d)    Previously  filed.  Incorporated by reference  to the exhibit of the same
       number filed  with  post-effective   amendment  no.  20  to  Registrant's
       Registration Statement filed on November 1, 2001.

(e) Previously filed. Incorporated by reference to the exhibit of the same number filed with post-effective amendment no. November 1, 2002


ITEM 24. Persons Controlled by or Under Common Control With Registrant.

     As of May 31, 2003, Baptist Health Care Corporation (a Florida corporation) and Lee Hospital (a Pennsylvania corporation) may be deemed to control AHA Balanced Fund through direct and indirect ownership of 48.58% and 36.59%, respectively, of the Fund's outstanding shares. In addition, Sherman Hospital (an Illinois corporation) may be deemed to control AHA Limited Maturity Fund through direct and indirect ownership of 25.93% of the Fund's outstanding shares. Registrant may, therefore, be deemed to be under common control with various companies that are controlled by Baptist Health Care Corporation, Lee Hospital and Sherman Hospital (as the term "control" is defined by Section 2(a)(9) of the Investment Company Act of 1940). See, "Control Persons / Principal Shareholders" in the statement of additional information.


ITEM 25. Indemnification.

     Section 2-418 of the General Corporation Law of Maryland authorizes the registrant to indemnify its directors and officers except under specified circumstances. Article VII of Registrant's Articles of Incorporation (Exhibit
(a)(1), (2) and (3) to the registration statement, which are incorporated herein by reference) and Section 3.15 of Article III of the Registrant's Bylaws (exhibit (b) to the registration statement, which is incorporated herein by reference) provide in effect that the Registrant shall provide certain indemnification of its directors and officers, directors, officers, agents and employees, respectively. In accordance with Section 17(h) of the Investment Company Act, these provisions of the Articles of Incorporation and Bylaws shall not protect any person against any liability to the registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 26. Business and Other Connections of Investment Adviser.

     The information in the prospectus under the caption "Management of the Fund" or "Management of the Funds" and in the statement of additional information under the caption "Investment Management" is incorporated herein by reference.

(a) For a description of other business, profession, vocation or employment of a substantial nature in which any general partner, managing general partner, director or officer of CCM Advisors has engaged during the last two years for his account or in the capacity of director, officer, employee, partner or trustee, see the information under the caption "Directors and Officers" in the statement of additional information.

(b) Patterson & Associates ("Patterson") serves as the Investment Manager of the AHA U.S. Government Money Market Fund.

------------------ -------------------------- -------------------------------
                                              Principal Businesses During
Name               Position(s) with Patterson the Last two Fiscal Years
------------------ -------------------------- -------------------------------
Linda T. Patterson Director and President     Director and President,
                                              Patterson & Associates
------------------ -------------------------- -------------------------------
Deborah Cervantes  Director and Chief         Director and Chief Financial
                   Financial Officer          Officer, Patterson & Associates
------------------ -------------------------- -------------------------------

(c) Cambiar Investors, Inc. ("Cambiar") serves as an Investment Manager of the Balanced Fund and the Diversified Equity Fund.


------------------ -------------------------------------- --------------------------------------
                                                          Other Principal Businesses During
Name               Position(s) with Cambiar               the Last two Fiscal Years
------------------ -------------------------------------- --------------------------------------
Brian M. Barish    President, Treasurer,
                   Director of President, Treasurer and
                   Director, Research, Portfolio Manager
                   and Chairman of the Oversight Board,
                   Director Cambiar (since Feb. 2000).
------------------ -------------------------------------- --------------------------------------
Christine M. Simon Vice President, Secretary Operations   Executive Vice President /
                                                          Administration, Secretary &
                                                          Oversight Board Member
------------------ -------------------------------------- --------------------------------------
Nancy H. Wigton    Senior Vice President and Director     Senior Vice President and Director
                   of Marketing                           of Marketing, Oversight Board
                                                          Member,  Cambiar.
------------------ -------------------------------------- --------------------------------------
Michael J. Gardner Vice President and Portfolio Manager   Vice President and Portfolio
                                                          Manager, Cambiar.
------------------ -------------------------------------- --------------------------------------
Maria L. Azari     Vice President and Portfolio Manager   Vice President and Portfolio
                                                          Manager, Cambiar.
------------------ -------------------------------------- --------------------------------------
Anna A. Aldrich    Vice President and Portfolio Manager   Vice President and Portfolio
                                                          Manager, Cambiar.
------------------ -------------------------------------- --------------------------------------

(d) Freeman Associates Investment Management LLC ("Freeman") serves as an Investment Manager of the Balanced Fund and the Diversified Equity Fund.


--------------- -------------------------- -------------------------------------
                                           Other Principal Businesses During
Name            Position(s) with Freeman   the Last two Fiscal Years
--------------- -------------------------- -------------------------------------
John D. Freeman President                   President, Freeman.

--------------- -------------------------- -------------------------------------
Jeffrey Norman  Executive Vice President   Executive Vice President (since
                                           1999), Freeman; prior thereto, Risk
                                           Manager, ZAIS, (1997-1999); Risk
                                           Manager, Trader, Mariner Investment
                                           Group.
--------------- -------------------------- -------------------------------------

(e) KCM Investment Advisors serves as the Investment Manager of the U.S. Growth Equity Fund.

----------------------- ------------------------------- --------------------------------------
                        Position(s) with KMC Investment Other Principal Businesses During
Name                    Advisors                        the Last two Fiscal Years
----------------------- ------------------------------- --------------------------------------
Jay Aubrey Kellett      Chief Executive Officer, Chief   CEO, KCM.
                        Investment Officer.

----------------------- ------------------------------- --------------------------------------
Richard N. Vanscoy      Managing Director, Director of   Managing Director, KCM.
                        Research

----------------------- ------------------------------- --------------------------------------
Craig A. Stephens       Principal and Portfolio Manager  Principal and Portfolio Manager,
                                                         KCM.
----------------------- ------------------------------- --------------------------------------
John A. Lundin          Principal and Portfolio Manager  Principal and Portfolio Manager,
                                                         KCM since May 2000. Prior to that,
                                                         Senior Vice President - Portfolio
                                                         Manager - Scudder Stevens and Clark
                                                         from 1981 to 2000.
----------------------- ------------------------------- --------------------------------------
Patricia Small Kellett  Principal and Portfolio Manager  Principal and Portfolio Manager,
                                                         KCM since July 2001; Board member,
                                                         Association of Investment
                                                         Management and Research; Advisory
                                                         Board, Merrill Lynch Diversified
                                                         Private Equity Program; Treasurer
                                                         of the Board of Regents of the
                                                         University of California from
                                                         1996-2000.
----------------------- ------------------------------- --------------------------------------
William Prince          Chief Operating Officer          Chief Operating Officer, KCM since
                                                         September 2000. Prior to that Mr.
                                                         Prince was Investment Manager -
                                                         Fisher Investments from Jan 2000 to
                                                         Aug 2000.
----------------------- ------------------------------- --------------------------------------

(f) The Patterson Capital Corporation ("Patterson") serves as the Investment Manager of the Limited Maturity Fixed Income Fund.

--------------------- ----------------------------------- --------------------------------------
                                                          Other Principal Businesses During
Name                  Position(s) with Patterson          the Last two Fiscal Years
--------------------- ----------------------------------- --------------------------------------
Joseph B. Patterson   President / Chief Investment        President / Chief Investment
                      Strategist                          Strategist, Patterson.
--------------------- ----------------------------------- --------------------------------------
Jean M. Clark         Senior Vice President / Portfolio   Senior Vice President / Portfolio
                      Manager                             Manager, Patterson.
--------------------- ----------------------------------- --------------------------------------
Paul V. Cheves        Vice President / Client Services    Vice President / Client Services,
                                                          Patterson.
--------------------- ----------------------------------- --------------------------------------
Helen Patricia Gates  Senior Vice President               Senior Vice President, Patterson.
--------------------- ----------------------------------- --------------------------------------
Bernard G. Jarek      Controller                          Controller, Patterson.
--------------------- ----------------------------------- --------------------------------------
Gregory Welch         Assistant Vice-President / Research Research Analyst / Trader, Patterson
                      Analyst and Trader
--------------------- ----------------------------------- --------------------------------------

(g) Robert W. Baird & Co. Incorporated ("Baird") serves as an Investment Manager of the Full Maturity Fixed Income Fund.


------------------------- ----------------------------- --------------------------------------
                                                        Other Principal Businesses During
Name                      Position(s) with Baird        the Last two Fiscal Years
------------------------- ----------------------------- --------------------------------------
George W. Kasten          Chairman of the Board         Chairman of the Board, Baird
------------------------- ----------------------------- --------------------------------------
Paul Edward Purcell       President, CEO and Director   President, CEO and Director, Baird
------------------------- ----------------------------- --------------------------------------
Glen Frederick Hackmann   General Counsel and Secretary General Counsel and Secretary, Baird
------------------------- ----------------------------- --------------------------------------
Martin Veidins            CROP                          CROP, Baird
------------------------- ----------------------------- --------------------------------------
Leonard Marion Rush       CFO                           CFO, Baird
------------------------- ----------------------------- --------------------------------------
Jeffrey Frank Freiburger  Deputy Compliance Officer     Deputy Compliance Officer, Baird
------------------------- ----------------------------- --------------------------------------
Sharon Elizabeth Jensen   SROP                          SROP, Baird
------------------------- ----------------------------- --------------------------------------
Robert Joseph Berdan      Director                      Director, Baird
------------------------- ----------------------------- --------------------------------------
Peter Wayne Bruce         Director                      Director, Baird
------------------------- ----------------------------- --------------------------------------

(h) Western Asset Management ("Western") serves as an Investment Manager of the Full Maturity Fixed Income Fund.

---------------------- -------------------------------------- ----------------------------------
                                                              Other Principal Businesses During
Name                   Position(s) with Western               the Last two Fiscal Years
---------------------- -------------------------------------- ----------------------------------
Bruce D. Alberts       Chief Financial Officer                Chief Financial Officer, Western
---------------------- -------------------------------------- ----------------------------------
Ilene S. Harker        Director, Compliance & Controls        Director, Compliance & Controls,
                                                              Western
---------------------- -------------------------------------- ----------------------------------
James W. Hirschmann    Director and Chief Executive Officer   Director and Chief Executive
                                                              Officer, Western
---------------------- -------------------------------------- ----------------------------------
S. Kenneth Leech       Director and Chief Investment Officer  Director and Chief Investment
                                                              Officer,  Western
---------------------- -------------------------------------- ----------------------------------
W. Curtis Livingston   Director and Chairman                  Director and Chairman, Western
---------------------- -------------------------------------- ----------------------------------
James V. Nelson        Director, Research                     Director, Research, Western
---------------------- -------------------------------------- ----------------------------------
Jeffrey D. Van Schiack Director, Research                     Director, Research, Western
---------------------- -------------------------------------- ----------------------------------
Stephen A. Walsh       Deputy Chief Investment Officer        Deputy Chief Investment Officer,
                                                              Western
---------------------- -------------------------------------- ----------------------------------

(i) Pyrford International PLC ("Pyrford") serves as an Investment Manager of the International Core Equity Fund.


------------------ ----------------------------------- --------------------------------------
                                                       Other Principal Businesses During
Name               Position(s) with Pyrford            the Last two Fiscal Years
------------------ ----------------------------------- --------------------------------------
Bruce L. Campbell  Director, Chief Investment Officer  Director, Pyrford International,
                   and Chief Executive Officer         PLC; Director, Pyrford Capital
                                                       Limited
------------------ ----------------------------------- --------------------------------------
Anthony N. Cousins Director, Portfolio Manager, United Director, Pyrford International PLC
                   Kingdom and Europe
------------------ ----------------------------------- --------------------------------------
Charu L. Fernando  Director, Portfolio Manager, Asia   Director, Pyrford International PLC
                   and Canada
------------------ ----------------------------------- --------------------------------------
F.W. McCann        Director                            Director,Pyrford International PLC;
                                                       Trustee, The Winfield Foundation
------------------ ----------------------------------- --------------------------------------
D.L. Olive         Director                            Director, Pyrford International PLC;
                                                       Director & Treasurer, Reading Golf
                                                       Club
------------------ ----------------------------------- --------------------------------------
M. Choksi          Director                            Director, Pyrford International PLC;
                                                       Managing Director, Strategic
                                                       Investment Partners Inc.; Director,
                                                       Emerging Markets Country Series
                                                       Fund; Director, Emerging Markets
                                                       South Asia Fund
------------------------------------------------------ ---------------------------------------
B.P. Scanlon       Proposed Director*                  Proposed Director, Pyrford
                                                       International PLC; Director,
                                                       Brencorp Group P/L (Australia) and
                                                       various subsidiaries; Director,
                                                       Alady Holdings P/L (Australia) and
                                                       various subsidiaries
------------------ ----------------------------------- --------------------------------------


Item 27. Principal

     (a) Quasar Distributors, LLC, the Registrant's principal underwriter, also acts as principal underwriter for the following investment companies:

----------------------------------------- --------------------------------------
          Advisors Series Trust                 The Hennessy Funds, Inc.
           AHA Investment Funds              The Hennessy Mutual Funds, Inc.
     Alpha Analytics Investment Trust              Jacob Internet Fund
           Alpine Equity Trust                 The Jensen Portfolio, Inc.
           Alpine Series Trust                        Kenwood Funds
     Alternative Investment Advisors            Kit Cole Investment Trust
            Blue & White Fund                  Light Revolution Fund, Inc.
         Brandes Investment Trust                   The Lindner Funds
      Brandywine Advisors Fund, Inc.                   LKCM Funds
           Brazos Mutual Funds            Matrix Asset Advisor Value Fund, Inc.
              Buffalo Funds                        Monetta Fund, Inc.
     Builders Fixed Income Fund, Inc.                 Monetta Trust
            CCM Advisors Funds                         MUTUALS.com
       CCMA Select Investment Trust            MW Capital Management Funds
        Country Mutual Funds Trust                   Optimum Q Funds
            Cullen Funds Trust                     Permanent Portfolio
         Dow Jones Islamic Index               PIC Investment Trust Funds
              Everest Funds                 Professionally Managed Portfolios
        First American Funds, Inc.              Prudent Bear Mutual Funds
First American Insurance Portfolios, Inc.         Purisima Funds Trust
  First American Investment Funds, Inc.               Rainier Funds
   First American Strategy Funds, Inc.              SEIX Funds, Inc.
             FFTW Funds, Inc.                 TIFF Investment Program, Inc.
         Fort Pitt Capital Funds               Thompson Plumb Funds, Inc.
               Gintel Fund                TT International U.S.A. Master Trust
           Glenmede Fund, Inc.                        Wexford Trust
         Guinness Atkinson Funds                      Zodiac Trust
       Harding, Loevner Funds, Inc.
----------------------------------------- --------------------------------------

     (b) To the best of Registrant's knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal   Position and Offices with Quasar Positions and Offices with
Business Address     Distributors, LLC                Registrant
-------------------- -------------------------------- --------------------------
James R. Schoenike   President, Board Member          None
-------------------- -------------------------------- --------------------------
Donna J. Berth       Treasurer                        None
-------------------- -------------------------------- --------------------------
Joe Redwine          Board Member                     None
-------------------- -------------------------------- --------------------------
Bob Kern             Board Member                     None
-------------------- -------------------------------- --------------------------
Eric W. Falkeis      Board Member                     None
-------------------- -------------------------------- --------------------------

None of the directors and officers of the Distributor hold positions or offices with the Registrant. Unless otherwise noted, the business address for each Quasar Distributors, LLC Board Member or Officer is 615 East Michigan Street, Milwaukee, WI 53202.

                  (c)      Not applicable

ITEM 28. Location of Accounts and Records.


                  (1)      U.S. Bank, N.A. 615 East Michigan Avenue Milwaukee,
                           WI 53202
                           Rule 31a-1(a); Rule 31a-1(b)(1), (2), (3), (5), (6),
                           (7), (8)

                  (2)      AHA Investment Funds, Inc.
                           190 South LaSalle Street, Suite 2800 Chicago, Illinois 60603 Rule 31a-1(a); Rule 31a-1(b)(4), (9),
                           (10), (11); Rule 31a-1(f); Rule 31a-2(a); Rule
                           31a-2(e)

                  (3) Quasar Distributors, LLC 615 East Michigan Street, Milwaukee, WI 53202 Rule 31a-1(d);
                           Rule 31a-2(c)


ITEM 29. Management Services.

                  Not applicable.

ITEM 30. Undertakings.

                  Not applicable.


                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in Chicago, Illinois on June 30, 2003.

                                                  AHA INVESTMENT FUNDS, INC.

                                                  By /s/ Douglas D. Peabody
                                                    ------------------------
                                                  Douglas D. Peabody, President

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
post-effective amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

              Name                    Title                        Date


/s/ Anthony J. Burke                  Director              )
-------------------------------
Anthony J. Burke                                            )
                                                            )
/s/ Charles V. Doherty                Director              )
-------------------------------
Charles V. Doherty                                          )
                                                            )
/s/ Frank A. Ehmann                   Director              )
-------------------------------
Frank A. Ehmann                                             )
                                                            )
/s/ Richard John Evans                Director              )
-------------------------------
Richard John Evans                                          )
                                                            )
/s/ Gregory Francoeur                 Treasurer (chief      )
-------------------------------       accounting officer)
Gregory Francoeur                                           )
                                                            )
                                                                  June 30, 2003
                                                            )
/s/ Douglas D. Peabody                Director and President)
-------------------------------
Douglas D. Peabody                    (principal executive  )
                                      officer)              )
                                                            )
/s/ John D. Oliverio                  Director              )
-------------------------------
John D. Oliverio                                            )
                                                            )
/s/ Edward M. Roob                    Director              )
-------------------------------
Edward M. Roob                                              )
                                                            )
/s/ Timothy G. Solberg                Director and Secretary)
-------------------------------
Timothy G. Solberg                                          )
                                                            )
/s/ John L. Yoder                     Director              )
-------------------------------
John L. Yoder                                                              )

            Index of Exhibits Filed with this Registration Statement


Exhibit
Number           Description
---------------- ---------------------------------------------------------------

(d)(1) Form of Investment Advisory Agreement between the Registrant and CCM Advisors, LLC.

(d)(3) Form of Investment Manager Agreement.

(h)(5) Form of Assignment of Administration Agreement between the Registrant and CCM Advisors, LLC.

(i)    Opinion and Consent of Hogan & Hartson, L.L.P.

(j)    Consent of Ernst & Young LLP.